Securities Act Registration No. 333-206889
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 17	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 199	[X]

(Check appropriate box or boxes.)

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
(Registered Separate Account)

AMERITAS LIFE INSURANCE CORP.
(Insurance Company)

5900 O Street, Lincoln, Nebraska 68510
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

402-467-1122
(Insurance Company’s Telephone Number, including Area Code)

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street, Lincoln, Nebraska 68510
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date ____________________.

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)

X	on May 1, 2025 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

Insurance Company relying on Rule 12h-7 under the Exchange Act

Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
May 1, 2025	Lincoln, NE 68510

This Policy is no longer available for sale effective March 31, 2025.

The features, benefits, and risks are applicable to existing Policy Owners.

This prospectus describes the Direction Variable Annuity a flexible premium deferred variable annuity (the "Policy"), especially its Registered Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides optional riders for you to select from to meet your particular needs, ask your sales representative or us which of these riders are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

If previously elected as an optional rider, the Policy includes a Waypoint Income Rider that is not available for sale after September 1, 2020. Once activated, it guarantees a series of annualized withdrawals from your Policy, regardless of the Accumulation Value, until the death of the last surviving Covered Person. Policy expenses are higher when the Waypoint Income Rider is activated and if other optional riders are selected.

You may allocate all or part of your Accumulation Value among a variety of Subaccount Variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") of this prospectus.)

You may also allocate all or part of your investment to the Fixed Option also referred to as the Fixed Account which pays a fixed interest rate where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Insurance Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

This Policy is a complex investment and involves risks, including potential loss of principal.

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

Policy guarantees, which are obligations of the General Account,

are subject to the financial strength and claims paying ability of the Insurance Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Insurance Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com
Direction Variable Annuity	1

TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Email: clientservices@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
OVERVIEW OF THE POLICY	4
KEY INFORMATION	5
FEE TABLE	7
PRINCIPAL RISKS OF INVESTING	9
THE INSURANCE COMPANY	12
THE REGISTERED SEPARATE ACCOUNT	12
VARIABLE OPTIONS	12
VOTING RIGHTS	13
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	13
CHARGES	14
GENERAL DESCRIPTION OF THE POLICY	17
Policy Rights
State Variations
Policy Provisions and Limitations
General Account
Policy or Registrant Changes
ANNUITY PERIOD	24
BENEFITS AVAILABLE UNDER THE POLICY	25
Allowable Benefit Rider Combinations
Additional Information On Benefits Available Under The Policy
PURCHASES AND ACCUMULATION VALUE	39
SURRENDERS AND WITHDRAWALS	41
TAXES	43
LEGAL PROCEEDINGS	44
FINANCIAL INFORMATION	44
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	45
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES	50
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	56
REPORTS TO YOU	56
FINRA PUBLIC DISCLOSURE PROGRAM

Direction Variable Annuity	2

DEFINED TERMS

Defined terms, other than "we, us, our" and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are accounting units of measurement used to calculate the Accumulation Value allocated to Subaccounts of the Registered Separate Account. They are similar to shares of a mutual fund. The Policy describes how Accumulation Units are calculated.

Account Value/Accumulation Value/Policy Value is the value of the Policy before any applicable surrender charge. On the Maturity Date, the Account Value/Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the individual, or individuals if there are joint Annuitants, whose life is used to determine the duration of any annuity payments involving life contingencies. While the Annuitant is alive, and prior to the Maturity Date, you, as Owner, may name a new Annuitant by providing us Written Notice, unless the Owner is not a natural person.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less applicable surrender charges, Policy fees, and any premium tax charge not previously deducted.

Fixed Account/Fixed Option is an Investment Option under the Policy pursuant to which the value of the Policy, either during an accumulation period or after annuitization, or both, will earn interest at a rate specified by the Insurance Company, subject to a minimum guaranteed rate under the Policy. It is part of our General Account.

General Account is made up of all the general assets of the Insurance Company, other than those in the Registered Separate Account or other segregated accounts.

Insurance Company, we, us, our, Ameritas Life refers to Ameritas Life Insurance Corp.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is three years after your Policy Date.

Net Premium is any premium received less any applicable premium taxes.

Owner, you, your is you - the person, or persons if there are joint Owners, named in the application or in the latest change for which we receive Written Notice. The Owner may exercise Policy rights, subject to any assignment and to the rights of any irrevocable Beneficiary.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Years, Policy Months and Policy Anniversaries.

Policy Year/Month/Anniversary is measured from the respective anniversary dates of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro-Rata is allocating a dollar amount among the Investment Options in proportion to the Accumulation Value in those Investment Options.

Registered Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Rider Charge Base is the value used to calculate the monthly Waypoint Income Rider charge for each Policy Month.

Subaccounts are the divisions within the Registered Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying portfolio. (Also referred to as an Investment Option or Variable Option.)

Variable Option is an Investment Option under any Policy pursuant to which the value of the Policy during an accumulation period varies according to the investment experience of a Portfolio Company.

Written Notice or Request refers to written notice, signed by you, in good order, and on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email, or by faxing 402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

Direction Variable Annuity	3

OVERVIEW OF THE POLICY

The Direction Variable Annuity Policy is a flexible premium deferred variable annuity policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

The Policy includes optional riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' FEE TABLE and CHARGES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES ("APPENDIX B") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the Investment Options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of Investment Options. In the Registered Separate Account variable Investment Options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The Investment Options are described on this prospectus' APPENDIX A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the third Policy Anniversary or the Policy Anniversary nearest the Annuitant's 95th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Insurance Company.

Death Benefit

▪	A standard death benefit is paid upon the death of the Owner unless a different death benefit is payable by means of an optional death benefit rider.
▪	The standard death benefit is the Accumulation Value if paid before the Maturity Date. After the Maturity Date, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Surrenders and Withdrawals

You can surrender the Policy in full at any time prior to the Maturity Date for its Cash Surrender Value, or, within limits, withdraw part of the Accumulation Value. Applicable charges are shown in the FEE TABLE.

Withdrawals
▪	Surrender charges apply to withdrawals from the base Policy for 7 years after premium is received.
▪	Riders with shorter surrender charge schedules are available for an additional charge.
▪	Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge.
▪	Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
▪	Each withdrawal must be at least $250.

Annuity Income

Several fixed annuity income options are available.

Optional Riders

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity Policy. These options are currently only available at Policy issue. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning fees can be found in the FEE TABLE.

Direction Variable Annuity	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes. In general, if you withdraw money from or surrender your Policy, within 7 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge may be assessed since the last premium payment is 7 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000. This loss will be greater if there are taxes or tax penalties.

Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Are There Transaction Charges?

Yes. In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes) or transfer Accumulation Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal or surrender.

FEE TABLE CHARGES

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.			FEE TABLE CHARGES APPENDIX A
	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	1.00%	1.35%
	Base Policy (3)	$40	$50
	Portfolio Company fees and expenses (4)	0.34%	2.54%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10% (5)	1.40% (6)

(1)	Deducted daily from assets allocated to the Registered Separate Account to equal the annual percentage shown.
(2)	The total of mortality and expense risk charge plus administrative fee.
(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. The Maximum Annual Policy Fee is $50, and the Minimum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(4)	Total operating expenses charged by the portfolio companies before any waivers or reductions.
(5)	Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Return of Premium Death Benefit Rider.
(6)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases. Deducted monthly from Accumulation Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Waypoint Income Rider – Joint Spousal. Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.

Direction Variable Annuity	5

	Fees, Expenses, and Adjustments	Location in Prospectus
Are There Ongoing Fees and Expenses? (continued)

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:

$1,598

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$7,297

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 7-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
What Are the Risks Related to the Insurance Company?

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength/, or is available upon request by contacting our Service Center at 800-745-1112.

Cover Page OVERVIEW OF THE POLICY

Restrictions
Are There Restrictions on the Investment Options?

Yes. In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY BENEFITS AVAILABLE UNDER THE POLICY APPENDIX A
Direction Variable Annuity	6

	Restrictions	Location in Prospectus
Are There any Restrictions on Policy Benefits?

Yes. Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

While the Waypoint Income Rider is in force, all Policy Accumulation Value must be allocated to the permitted Investment Options approved for this rider.

BENEFITS AVAILABLE UNDER THE POLICY
Taxes
What Are the Policy’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

TAXES APPENDIX B
Conflicts of Interest
How Are Investment Professionals Compensated?

Your representative may receive compensation for selling this Policy to you, both in the form of commissions and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES
Should I Exchange My Policy?

Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy, rather than continue to own your current policy.

CHARGES

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from an Investment Option of from the Policy or transfer Policy value between Investment Options. State premium taxes may also be deducted.

► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered) *	8%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

Direction Variable Annuity	7

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$50	$40
BASE POLICY EXPENSES (3)	1.35%	1.00%
OPTIONAL BENEFIT EXPENSES (4)
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 4-Year Surrender Charge Rider (5) (6)	0.35%	0.20%
❖ No Surrender Charge Rider (5)	0.60%	0.40%
❖ Minimum Premium Rider (5) (7)	0.50%	0.35%
❖ Step-Up Death Benefit Rider (5)	0.50%	0.25%
❖ Return of Premium Death Benefit Rider (5)	0.20%	0.10%
❖ Enhanced Death Benefit Rider (5)	0.40%	0.30%
❖ Waypoint Income Rider (5) (8)
Single Life	2.00%	1.25%
Joint Spousal	2.50%	1.40%

(1)	Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2)	Deducted at the end of the Policy Year or upon a total surrender.
(3)	Base Policy Expenses include both the mortality and expense charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(4)	Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(5)	Deducted monthly to equal the annual percentage shown.
(6)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(7)	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(8)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.34%	2.54%

*	Before any waivers and reductions.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $50 guaranteed maximum Policy fee for purposes of the first three examples listed ("surrender," "annuitize," "do not surrender") even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $50 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses (1)	$15,688	$30,250	$43,648	$75,600
Four-Year Surrender Charge Rider (2)	$12,915	$21,940	$24,556	$49,066
No Surrender Charge Rider (3)	$5,158	$15,431	$25,645	$50,925
Base Policy minimum expenses (4)	$9,355	$11,324	$12,566	$15,978

If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses (1)	$7,688	$22,978	$38,154	$75,600
Four-Year Surrender Charge Rider (2)	$4,915	$14,739	$24,556	$49,066
No Surrender Charge Rider (3)	$5,158	$15,431	$25,645	$50,925
Base Policy minimum expenses (4)	$1,355	$4,213	$7,282	$15,978

Direction Variable Annuity	8

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses (1)	$7,688	$22,978	$38,154	$75,600
Four-Year Surrender Charge Rider (2)	$4,915	$14,739	$24,556	$49,066
No Surrender Charge Rider (3)	$5,158	$15,431	$25,645	$50,925
Base Policy minimum expenses (4)	$1,355	$4,213	$7,282	$15,978

(1)	This example assumes maximum charges of 1.35% for Registered Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.54%).
(2)	This example assumes maximum charges of 1.35% for Registered Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.54%).
(3)	This example assumes maximum charges of 1.35% for Registered Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.54%).
(4)	This example assumes current charges of 1.00% for Registered Separate Account annual expenses; no riders; no annual policy fee (based on a $100,000 Policy); plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.34%).

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 7-year surrender charge and the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Direction Variable Annuity	9

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Accumulation Value. Withdrawal charges apply for up to 7 years after your last premium payment. Depending on your Accumulation Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. Taxes and tax penalties may apply.

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250 and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

Waypoint Income Rider Risks

For Policies issued on or after September 1, 2020, the Waypoint Income Rider is not available to be elected at issue or added after issue. The Waypoint Income Rider benefit does not guarantee the Policy Value at any time. If the Waypoint Income Rider is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. See Appendix A for allocation limitations relating to the Waypoint Income Rider. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

Although these Investment Options are intended to mitigate investment risk, there is a risk that investing pursuant to a permitted Investment Option will still lose value. For information about risks related to, and more detail about the permitted Investment Options, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment Option while the Waypoint Income Rider is in force.

The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options.

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Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Accumulation Value is less than $1,000 and no premiums have been paid in 24 months (does not apply to IRAs). Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Accumulation Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 24 month rule, or to keep the Accumulation Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

Direction Variable Annuity	11

THE INSURANCE COMPANY

The Direction Variable Annuity Policy is offered and issued by Ameritas Life Insurance Corp. (the “Insurance Company”), 5900 O Street, Lincoln, Nebraska 68510. The Insurance Company is obligated to pay all amounts promised to investors under the Policies, subject to its financial strength and claims-paying ability.

THE REGISTERED SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account VA-2 (the "Registered Separate Account"). The Registered Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Registered Separate Account or the Insurance Company. Under Nebraska law, income, gains, and losses credited to or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Insurance Company’s other assets. The assets of the Separate Account may not be used to pay any liabilities of the Insurance Company other than those arising from the Policies. The Insurance Company is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Registered Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Registered Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Registered Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

VARIABLE OPTIONS

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Registered Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as Registered Separate Account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Registered Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to alictd@ameritas.com.

You may also view the prospectuses on our website at ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal. There is a risk of loss of the entire amount invested.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Options are contained in the prospectuses for each of the underlying portfolios.

Direction Variable Annuity	12

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Insurance Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as “proportionate voting.” As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. You will earn an interest rate of at least 0.25%, compounded annually, however your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger. The initial declared interest rate is shown on the Policy schedule and is guaranteed for 12 months from the Policy Date. Each declared interest rate after the initial guarantee period will be guaranteed for 12 months. The declared interest rates that will be periodically declared will never be less than the guaranteed minimum interest rate shown on the Policy schedule. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Insurance Company sets the interest rate which is not tied to a benchmark or other formula. We credit interest daily in the Fixed Account and guarantee a declared rate for a 1-year term.  The declared interest rate is credited for 12 months from the date of a payment. The same payment will receive a renewal interest rate for another 12-month period following the renewal date. Unless reallocation instructions are received, amounts remain invested in the Fixed Account. You may obtain information for the declared interest rate or the renewal interest rate at no cost, or you may transfer Policy Value, by calling 800-745-1112, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

The value of the Fixed Account, along with the value in the Registered Separate Account variable Investment Options, constitute the total Accumulation Value. There are no mortality and expense risk charges deducted from the Fixed Account, unlike as are deducted from value in the Registered Separate Account variable Investment Options. Decreases in the Fixed Account value, as a result of Transfer, Systematic Transfer Programs, and partial withdrawals, because they affect Policy Value, could result in your Policy or riders being canceled as described in the Minimum Accumulation Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available Investment Option for Policies with the Waypoint Income Rider.

For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Information regarding the features of the currently offered Fixed Option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in APPENDIX A.

Fixed Account Transfer Limitations

▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):

-    may be made only once each Policy Year;

-    may be delayed up to six months;

-    is limited during any Policy Year to the greater of:

-    25% of the Fixed Account value on the date of the transfer during that Policy Year;

-    the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or

-    $1,000.

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▪	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
▪	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.

Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection.

We reserve the right to credit an interest rate higher than that of the Fixed Account to premium payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program differs from the Dollar Cost Averaging systematic transfer program, which is described in the Systematic Transfer Program section. The EDCA program will be available for premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA program must be at least $1,500. Until all premiums designated for participation in the EDCA program are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account.

We transfer premium allocated to the EDCA program monthly over a period of six months, beginning one month after the date we receive all premium designated for participation in the EDCA program. In the event you withdraw or transfer monies allocated to the EDCA program, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions.

We reserve the right to discontinue offering the EDCA program at any time.

We may allow you to participate in subsequent EDCA program periods. If you are currently participating in an EDCA program period, you may not designate additional premium for participation in a subsequent EDCA program period until the current EDCA program period has ended.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Insurance Company's claims paying ability. You should look solely to the financial strength of the Insurance Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

CHARGES

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

TRANSACTION EXPENSES

Premium Taxes

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option. No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Registered Separate Account.

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► denotes Base Policy; ❖ denotes Optional Rider

TRANSACTION EXPENSES
	Guaranteed Maximum Withdrawal Charges
DEFERRED SALES LOAD (OR SURRENDER CHARGE) (1,2)	Completed years since receipt of premium:
(deducted as a % of each premium withdrawn)	1	2	3	4	5	6	7	8
► 7-Year Base Policy Withdrawal Charge	8%	8%	8%	7%	6%	5%	4%	0%
❖ 4-Year Surrender Charge Rider	8%	8%	8%	7%	0%	0%	0%	0%
❖ No Surrender Charge Rider	0%	-	-	-	-	-	-	-
	Guaranteed Maximum Fees
TRANSFER FEE (per transfer)
► First 15 transfers per Policy Year	$0
► Over 15 transfers in one Policy Year, we charge	$10
WIRE TRANSFER FEE (per wire)	$14

(1)	Current and maximum. Surrender Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.

Surrender Charge

► We will deduct any applicable withdrawal charge from Accumulation Value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 8 years from receipt of premium. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our General Account, including amounts derived from the mortality and expense risk charge.

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a Pro-Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). For withdrawal purposes only, all premiums are deemed to be withdrawn before any earnings.

Transfer Fee

► The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee will be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting partial withdrawal or surrender. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

ANNUAL POLICY EXPENSES

Administrative Expenses (also known as the Annual Policy Fee)

► We reserve the right to charge an Annual Policy fee.

Any Annual Policy Fee is deducted from your Accumulation Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Accumulation Value. We currently waive any Policy fee if the Accumulation Value is at least $50,000 on a Policy Anniversary. Administrative fees help us cover our cost to administer your Policy.

Base Policy Expenses

Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

► We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Maturity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the surrender charge does not cover our Policy distribution costs, the deficiency is met from our General Account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

Direction Variable Annuity	15

Administrative Charges

Administrative fees help us cover our cost to administer your Policy.

Administrative Expense Fee

► This daily charge is reflected in the Accumulation Unit values for each Subaccount.

WAYPOINT INCOME RIDER CHARGE

❖    The guaranteed maximum and current annual charges for the Waypoint Income Rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the Waypoint Income Rider section of this prospectus). The current charge (1.25% annually for Single Life and 1.40% for Joint Spousal) will be deducted from the Accumulation Value on each Monthly Anniversary until the Accumulation Value is reduced to zero or the rider is terminated.

The charges for the rider will be deducted from the Investment Options you select. The rider charge is subject to change upon a Policy Anniversary or upon reset, as described in the Reset Feature section of the Waypoint Income Rider description. The rider charge will not exceed the guaranteed maximum charge for this rider listed in the FEE TABLE section.

OPTIONAL DEATH BENEFIT RIDERS

❖    The fee for the Step-Up Death Benefit Rider, Return of Premium Death Benefit Rider and the Enhanced Death Benefit Rider are a percentage of Accumulation Value that is deducted monthly from Accumulation Value. These fees continue as long as the Policy is in force, and the riders may not be cancelled.

OPTIONAL WITHDRAWAL CHARGE RIDERS

❖    Minimum Premium Rider

The charge for the Minimum Premium Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. The charge is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro-Rata basis. We currently waive the charge in all years after your Accumulation Value is at least $25,000 on a Policy Anniversary.

❖    No Surrender Charge Rider (optional)

The fee for the No Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

❖    Four-Year Surrender Charge Rider (optional)

The fee for the Four-Year Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and surrender charges. In an exchange for another policy we or an affiliated company issued and where the surrender charge has been waived, the surrender charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

COMMISSIONS PAID TO DISTRIBUTORS

Commissions paid to all Distributors may be up to a total of 7.10% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus.

PORTFOLIO COMPANY CHARGES

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Accumulation Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Direction Variable Annuity	16

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death of Annuitant

Upon the Annuitant’s death prior to 30 days before the Maturity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different Beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death of Owner

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

Direction Variable Annuity	17

If death occurs before the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the Beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy Beneficiary receives the death benefit.
any Policy Owner	the Beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	- - -	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.
If the deceased is ...	and ...	and ...	then the ...
any Annuitant	any Policy Owner is living	there is no named contingent or joint Annuitant	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	- - -	Policy Beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy Beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy Beneficiary.

STATE VARIATIONS

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states or district described below. Further variations may arise; the variations are subject to change without notice.

California, Connecticut, Delaware, District of Columbia, Florida, Nebraska, North Dakota and South Dakota.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $2,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $2,000.

We must request and receive approval from the department of insurance of the State where the Policy is delivered if we defer payments of a full surrender or partial withdrawal or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over. If you send the Policy back during the Right to Examine period, we will refund the Policy's Accumulation Value and any Policy fee paid within 30 days from the date that we receive notice of cancellation and the returned Policy.

For Policy Owners age 60 and over, during the Right to Examine period your premium will be allocated to the Fixed Account or a money market subaccount unless you direct that the premium be invested in a stock or bond subaccount. If you do not direct that the premium be invested in a stock or bond subaccount, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the premium and any Policy fee paid. If you direct that the premium

Direction Variable Annuity	18

be invested in a stock or bond subaccount during the Right to Examine period, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the Policy's Account Value on the day the Policy is received by us or the agent who sold you the Policy, which could be less than the premium you paid for the Policy, plus any Policy fee paid.

The surrender charge will be waived in the event of (1) or (2) below:

(1) You become confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or are receiving home care or community-based care, for a period of at least 60 consecutive days after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity),

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You were not confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or were not receiving home care or community-based care, at any time during the 180-day period immediately prior to the Policy Date.

(d) You are not eligible for this benefit if you are confined to an assisted living facility, a facility primarily engaged in the treatment of mental or nervous disorders, a facility primarily engaged in the treatment of alcoholism or drug addiction, or a rehabilitation hospital.

(2) You acquire a terminal illness after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity).

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You must have received a diagnosis from your physician indicating that you have 12 months or less to live.

We must receive from you Written Notice of a full surrender or partial withdrawal and notice of your intention to exercise this benefit. We will provide you with a claim form within 15 days of receiving notice of your intention to exercise this benefit. If notice is for (1) above, the claim form will need to include due proof of confinement and be received within 12 months following such confinement. If notice is for (2) above, the claim form will need to include a certificate from your physician stating your life expectancy and any other proof we may require.

Connecticut. If this Policy is a replacement for an existing Policy, you have 10 days to review the Policy during the Right to Examine period. If you cancel the Policy prior to the Policy being delivered to you, we will refund an amount equal to the total of all premiums paid. If you return the Policy during the 10-day Right to Examine period, the amount of the refund will be equal to the sum of (a) the difference between the premiums paid including any Policy fees or other charges and the amounts allocated to the Registered Separate Account under the Policy, and (b) the value of the amount allocated to any Registered Separate Account under the Policy on the date the returned Policy is received by us or our agent.

Delaware. The Right to Examine period for replacements of existing policies is 20 days.

District of Columbia. The Right to Examine period for replacements of existing policies is 10 days.

Florida. The Right to Examine period is 21 days regardless of whether it is a replacement of an existing policy. The amount of a refund will be equal to the greater of the Policy's Accumulation Value, plus any fees or charges deducted from the premiums or imposed under the Policy, or a refund of all premiums paid.

The earliest Maturity Date that you may choose is 12 months after your Policy Date. You may select to change the Maturity Date to be no earlier than the later of the date of the request or 12 months.

If we delay payment of a full surrender, partial withdrawal or transfer from the Fixed Account for 30 days or more, we will include interest for the delay period at the rate specified in accordance with Florida law.

North Dakota. The Right to Examine period is 20 days regardless of whether it is a replacement of an existing Policy.

Interest will accrue on the death benefit from the date of death to the date of settlement at an interest rate no less than the declared interest rate for proceeds left on deposit with us. If the death benefit is paid in a single sum, we will pay the death benefit and accrued interest within two months from the date we receive proof of death.

Pennsylvania. The Right to Examine period is 45 days for a replacement of a Policy with Ameritas Life.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Accumulation Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

Direction Variable Annuity	19

If you have paid no premiums during the previous 24-month period, we have the right to pay you the Accumulation Value less applicable surrender charges in a lump sum and cancel the Policy if both (i) the total premiums paid less any partial withdrawals, are less than $1,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $1,000.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
▪	See Appendix A for allocation limitations relating to the Waypoint Income Rider.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, Annuitants and Beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Maturity Date, you may transfer Accumulation Value from one Subaccount to another, from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to the following rules.

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by fax, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250 or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
-	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
-	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):

-    may be made only once each Policy Year;

-    may be delayed up to six months;

-    is limited during any Policy Year to the greater of:

-    25% of the Fixed Account value on the date of the transfer during that Policy Year;

-    the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or

-    $1,000.

Direction Variable Annuity	20

▪	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
▪	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
▪	If the Accumulation Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
▪	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time for some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on

Direction Variable Annuity	21

your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you. You should select the systematic transfer program that is best for you. In offering the programs, we are not providing investment advice or managing the allocations of your Policy.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section, we also reserve the right to credit an interest rate higher than the Fixed Account on purchase payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

The DCA program differs from the EDCA program. For information on the EDCA program, see the discussion of the EDCA program in THE FIXED ACCOUNT FIXED INTEREST RATE OPTION section and Additional information on Benefits available Under the Policy section.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	We reserve the right to exclude the Fixed Account from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.
Direction Variable Annuity	22

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in Registered Separate Accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account and fixed payments including Waypoint Income rider withdrawal payments as well as death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors, the financial strength, and the claims paying ability of the Insurance Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Registered Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Registered Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Registered Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and fax transfer privileges. We will enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

Direction Variable Annuity	23

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Accumulation Value may be placed under one or more annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:

▪	require investments to be allocated to our General Account, so are not variable.
▪	may be taxable and, if premature, subject to a tax penalty.

Annuity payments are based on the guaranteed minimum interest rate for the Fixed Account of your Policy, compounded annually. If you select a Life Income annuity option, your annuity payments will further be based on the 2012 Individual Annuity Mortality Period Life Table with generational mortality improvement in all years using Projection Scale G2, and the year of the Maturity Date. Annuity payments are further based on the gender(s) of the Annuitant(s), except for Policies issued in states that require unisex mortality, or in connection with employment related annuities and benefit plans not based on the gender of the Annuitant(s). In these instances, the projection and mortality rates will be 100% female for all Annuitants.

Annuity payments on the Maturity Date will not be less than those provided by the application of the Accumulation Value to a single premium immediate annuity policy at the purchase rates offered by us to the same class of Annuitant.

When Annuity Income Payments Begin

You select the Maturity Date by completing an election form that you can request from us at any time. The earliest Maturity Date is the third Policy Anniversary. If you do not specify a date, the Maturity Date will be the Policy Anniversary nearest the Owner's (or Annuitant's if the Owner is a non-natural person) 95th birthday. Tax-qualified Policies may require an earlier Maturity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Maturity Date.

Direction Variable Annuity	24

If no selection is made by then, we will apply the Accumulation Value to make annuity payments under the life annuity income option with guaranteed payments for 5 years.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment will be.

If you die before the Maturity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based only upon a life contingency (Life Income Only), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant dies before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments (Life Annuity with Installment Payments, Life Income with Installment Refund, or Installment Payments).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

Life Income. We will make equal annual, semiannual, quarterly or monthly annuity payments, as selected, for the life of the Annuitant. The first payment is due on the date the annuity option becomes effective.

1.	Life income only. Annuity payments will be made for the Annuitant's life only (or the life of the last surviving Annuitant, in the case of joint Annuitants). There are no guaranteed payments. Upon the death of the last Annuitant, payments will cease.
2.	Life annuity with installment payments. Annuity payments will be made for the Annuitant's life (or the life of the last surviving Annuitant, in the case of joint Annuitants) or for a selected number of payments, whichever is longer.
3.	Life income with installment refund. Annuity payments will be made for the Annuitant's life (or the life of the last surviving annuitant, in the case of joint Annuitants) or for a period that ends when the total amount paid equals the proceeds applied under this option, whichever is longer.

Installment Payments. We will make equal annual, semiannual, quarterly or monthly annuity payments for the number of years selected (from five to thirty years). The first payment is due on the date the annuity option becomes effective.

Other Options. You and we may agree to make annuity payments in another manner.

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.*

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Maturity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals your Accumulation Value (without deduction of the withdrawal charge) on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

		Standard	None	Certain ownership changes, withdrawals and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.

Direction Variable Annuity	25

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers must occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. We reserve the right to exclude the Fixed Account. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Step-Up Death Benefit ("Step-Up GMDB")	Any increase in Policy Accumulation Value is locked in as the new Step-Up Guaranteed Minimum Death Benefit on the Policy Anniversary.	Optional	0.50%

Available at issue only and not older than age 75.

Step-up continues until age 80.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

We reserve the right to impose limitations on the Investment Options you may select with this rider, and may change or impose additional limitations or restrictions.

Not available with the Return of Premium Death Benefit.

May not be available in your state.

Return of Premium Death Benefit	The greater of the Policy's Accumulation Value and the adjusted guaranteed premium is paid as the death benefit.	Optional	0.20%

Available at issue only and not older than age 85.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Not available with the Step-Up Death Benefit.

May not be available in your state.

Enhanced Death Benefit	This rider provides an additional death benefit that helps to offset taxes based on policy gains.	Optional	0.40%

Available at issue only and not older than age 75.

Your election cannot be changed or revoked.

At age 95 the rider terminates and the death benefit becomes the standard death benefit.

Your election cannot be changed or revoked.

May not be available in your state.

Minimum Premium Rider	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.	Optional	0.50%	Only available at Policy issue. Issue ages 0-85 for the Owner and Annuitant. The minimum premium can be as low as $2,000 for a non-qualified annuity.

Direction Variable Annuity	26

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Enhanced Dollar Cost Averaging Program	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.	Optional	None

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

4-Year Surrender Charge Rider	Shortens the withdrawal period from the Policy's standard 7-year period.	Optional	0.35%

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

4-Year Surrender Charge Rider is not available with No Surrender Charge Rider.

Other riders that may be used with the 4-Year Surrender Charge Rider are Return of Premium and Minimum Premium.

No Surrender Charge Rider	Shortens the withdrawal period from the Policy's standard 7-year period.	Optional	0.60%

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

Other riders that may be used with the No Surrender Charge Rider are Return of Premium and Minimum Premium.

With the No Surrender Charge Rider there are restrictions to the Fixed Account.

Waypoint Income Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.00% **

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

Direction Variable Annuity	27

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Waypoint Income Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Accumulation Value, until the death of the last surviving Covered Person.	Optional	2.50% **

Available only for Policies issued prior to September 1, 2020.

The rider was available at issue for Policy Owners Attained Age 50 through Attained Age 85 years.

One withdrawal per Policy Year allowed during the Accumulation Phase without initiating the Withdrawal Phase.

A second request for a withdrawal per Policy Year will automatically convert the rider to the Withdrawal Phase.

While this Rider is in force all Policy Accumulation Value must be allocated to the permitted Investment Options or the Rider will terminate.

For Policies purchased prior to September 1, 2020, if the Owner was not Attained Age 50, they could add the rider to their Policy on the Policy Anniversary nearest their 50th birthday, provided the rider is available at that time.

*

Some of these options are currently only available at Policy issue. Certain options may not be available in combination with other options. See the Allowable Benefit Rider Combinations chart below. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. The Waypoint Income Rider was available for Policies issued prior to September 1, 2020 only. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

**	Fee determined by applying % to Rider Charge Base.

ALLOWABLE BENEFIT RIDER COMBINATIONS

		Death Benefit Riders (DBR)					Surrender Charge Riders (SCR)
		Step-Up DBR	Return of Premium DBR	Enhanced DBR	Waypoint Income Rider	Minimum Premium Rider	Four-Year SCR	No SCR
Death Benefit Riders (DBR)	Step-Up DBR		No	Yes	Yes	Yes	No	No
	Return of Premium DBR	No		Yes	Yes	Yes	Yes	Yes
	Enhanced DBR	Yes	Yes		Yes	Yes	No	No
	Waypoint Income Rider	Yes	Yes	Yes		Yes	No	No
	Minimum Premium Rider	Yes	Yes	Yes	Yes		Yes	Yes
Surrender Charge Riders (SCR)	Four-Year SCR	No	Yes	No	No	Yes		No
	No SCR	No	Yes	No	No	Yes	No

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple Beneficiaries, we will calculate and pay

Direction Variable Annuity	28

each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

If an Owner of the Policy, under Federal tax law, is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The Annuitant is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, the Owner may name a new Annuitant if such Owner(s) is a natural person. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Maturity Date, the Policy will end, and we will pay a death benefit to your Beneficiary(ies). The death benefit equals your Accumulation Value without deduction of a surrender charge. We will pay the death benefit on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is non-qualified and you die before the Maturity Date, then the entire value of your Policy must be distributed within five years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin no later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in APPENDIX B of this prospectus.

Optional Death Benefit Riders

Three optional death benefit riders are available, each for an additional charge. Each optional death benefit rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit under the circumstances described below. Your election must be made when the Policy is issued. Your election cannot be changed or revoked. At your Attained Age 95, each of the death benefit riders terminate, the rider charges end, and the death benefit becomes the standard death benefit.

The Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. Only the Return of Premium Death Benefit Rider is available with the Four-Year Surrender Charge Rider or the No Surrender Charge Rider.

Direction Variable Annuity	29

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

Step-Up Death Benefit Rider (optional)

The Step-Up Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner. The death benefit under the Step-Up Death Benefit Rider is referred to as the Step-Up Guaranteed Minimum Death Benefit ("Step-Up GMDB"). Until termination of the rider, the Step-Up GMDB equals the greater of the Accumulation Value on the date that proof of death is received and a value that has the potential to "step-up" on Policy Anniversaries. The Step-Up GMDB amount cannot be withdrawn.

The step-up interval is one year for this rider. The step-up benefit for Attained Ages 80-95 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting an adjustment for withdrawals made.

Calculating the Step-Up GMDB:

On the Policy Date, the Step-Up GMDB is the initial premium.

After the Policy Date, the Step-Up GMDB equals:

(a) + (b) - (c), where:

(a) is the greater of (i) the Accumulation Value as of the most recent Policy Anniversary and (ii) the Step-Up GMDB immediately preceding the most recent Policy Anniversary

(b) is any premiums paid since the most recent Policy Anniversary

(c) an adjustment for each partial withdrawal since the most recent Policy Anniversary

The adjustment for each partial withdrawal equals:

(A) If (C) is greater than or equal to (B), or

(A) * (B / C) if (B) is greater than (C), where:

(A) is the withdrawal amount (including any applicable surrender charges)

(B) is the Step-Up GMDB prior to the withdrawal

(C) is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2025, with $100,000 single premium and no additional premiums or withdrawals;

2.   January 1, 2026, Accumulation Value increases to $104,000;

3.   January 1, 2027, Accumulation Value decreases to $102,000;

4.   Owner dies on July 1, 2027, when Accumulation Value decreases to $101,000.

Result:

1.   The initial Step-Up GMDB value on January 1, 2025, is $100,000.

2.   On January 1, 2026, the Step-Up GMDB value is stepped-up to $104,000.

3.   On January 1, 2027, the Step-Up GMDB value remains at $104,000 since the Accumulation Value on January 1, 2026, of $102,000 is less than the prior Step-Up GMDB value.

4.   On July 1, 2027, the death benefit is the larger of the Step-Up GMDB value ($104,000) and the Accumulation Value ($101,000), or $104,000.

We do not currently limit the Investment Options you are allowed to select with the Step-Up Death Benefit Rider. However, we have reserved the right to do so while the rider is in effect. We also may change such limitations from time to time or impose additional restrictions. We will notify you in writing at least 30 days (or longer if required by state and/or federal law or regulation) prior to any change in the Investment Option limitations.

Direction Variable Annuity	30

Return of Premium Death Benefit Rider (optional)

The Return of Premium Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 85 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

The death benefit under the Return of Premium Death Benefit Rider is referred to as the Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB"). Until termination of the rider, the Return of Premium GMDB equals the greater of the Accumulation Value on the date that proof of death is received and the adjusted guaranteed premium. The Return of Premium GMDB amount cannot be withdrawn.

Calculating the adjusted guaranteed premium:

The adjusted guaranteed premium is the total premium paid into the Policy less an adjustment for each withdrawal based on the proportion that the withdrawal amount has to the Policy Accumulation Value prior to the withdrawal. The adjusted guaranteed premium after a withdrawal equals:

A – (A * (B / C)), where:

A    is the adjusted guaranteed premium prior to the withdrawal

B    is the withdrawal amount (including applicable surrender charges)

C    is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2025, with $100,000 single premium and no additional premiums or withdrawals;

2.   July 1, 2025, Accumulation Value increases to $104,000 and then a partial withdrawal of $50,000 is taken;

3.   Owner dies on July 1, 2026, when Accumulation Value decreases to $32,000.

Result:

1.   The initial adjusted guaranteed premium on January 1, 2025, is $100,000.

2.    On July 1, 2025, the adjusted guaranteed premium after a $50,000 partial withdrawal is calculated as:

$100,000 – ($100,000 * ($50,000 / $104,000)) = $51,923.08

3.   On July 1, 2026, since no premium has been deposited and no withdrawals have been taken since July 1, 2025, the death benefit is the larger of $32,000 and $51,923.08, or $51,923.08.

Enhanced Death Benefit Rider (optional)

The Enhanced Death Benefit Rider provides the opportunity to receive a death benefit in addition to the Policy's standard death benefit or that which is provided by either of the other optional death benefit riders (if elected). You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

Under the Enhanced Death Benefit Rider, we will pay the Enhanced Death Benefit ("EDB") amount upon the death of the Policy Owner. The EDB amount depends on the date that proof of death is received. For joint Policy Owners, the EDB is payable upon the death of the first Policy Owner.

Calculating the EDB:

Upon your death, EDB equals:

(A) * (B), where:

(A) is 0.40

(B) is the Benefit Base

The Benefit Base equals:

The lesser of (1) and (2), where:

(1) is AVD – NPBB

(2) is 200% of Adjusted NP

The Benefit Base will never be less than zero.

Example (actual results depend on Policy experience):

Assume:

1.    Death occurs in Policy Year 5

2.    AVD is $90,000

3.    NP is $26,500

4.    NPBB is $50,000

5.    Premium received within 12 months prior to death is $14,000

Result:

The EDB is calculated as follows:

(a)   Benefit Base is the lesser of:

(i)    $90,000 - $50,000 = $40,000, and

(ii)   200% of ($26,500 - $14,000) = $25,000

(b)   EDB amount is 40% of $25,000 or $10,000

AVD is the Accumulation Value on the date proof of death is received

NPBB is Net Premiums used for the determination of the Benefit Base, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below. On each Policy Anniversary, NPBB is reset to the lesser of Net Premium (NP) or the Accumulation Value as of that Policy Anniversary.

NP is Net Premiums, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below.

Adjusted NP is NP reduced by premiums paid within a certain time prior to the date that proof of death is received. If this date occurs in the first Policy Year, there is no reduction for premiums paid prior to this date. If this date occurs in the second Policy Year, all premiums paid in the second Policy Year reduce NP. If this date occurs after the second Policy Year, only premiums paid within the 12-month period prior to this date reduce NP.

The proportional withdrawal adjustments referred to in the definitions of NPBB and NP are calculated in the same fashion. The withdrawal adjustment is based on the proportion that the withdrawal has to the Accumulation Value prior to the withdrawal. The withdrawal adjustment equals:

A * (B / C), where:

A is the value of NP (or NPBB) prior to the withdrawal

B is the withdrawal amount (including any applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

Direction Variable Annuity	31

With respect to IRAs, if you are purchasing the EDB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EDB is unclear. We believe that use of the EDB endorsement and other optional death benefits should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional death benefit in IRAs. Therefore, the Policy Owners bear the risk of any adverse tax treatment.

Minimum Premium Rider (optional)

Under this rider, the initial premium amount may be lowered to $2,000. Additional premium requirements as provided in the Policy are unaffected by this rider.

The charge for the Minimum Premium Rider is a percentage of the Policy Value, will be deducted from the Policy Value on the same date in succeeding month as the Policy Date, and will continue for the life of the Policy. Whenever this date falls on a date other than a Business Day, the charge will be deducted on the next Business Day. This charge is noted in the Policy specification page.

The charge for the Minimum Premium Rider will be waived if the total Accumulation Value is $25,000 as of Policy Anniversary. Once waived, the charges are not reapplied if the total Accumulation Value falls below $25,000.

The issue ages for this rider are 0 to 85 for the Owner and Annuitant.

This rider is available at the time of Policy issue only. It may not be added to the Policy at a later date. The rider may not be cancelled after it is issued and will terminate when the Policy terminates.

Example: The Owner and Annuitant is the same individual and is age 50 at the time the Policy is issued with the Minimum Initial Premium Rider. The Owner submits a premium payment of $5,000 for each of the first five years of the Policy. As of the sixth Policy Anniversary, the Policy Accumulation Value is $28,000 which is greater than the $25,000 waiver threshold. This is the first time the Accumulation Value is more than $25,000. Therefore, effective the sixth Policy Anniversary, the charge for the Monthly Premium rider is no longer withdrawn from the Policy.

Enhanced Dollar Cost Averaging ("EDCA") Program (optional)

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining Investment Options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

The EDCA program differs from the DCA program. For information on the DCA program, see the discussion of the DCA program in the Systematic Transfer Program section.

Example: A Policy is issued with total premium of $50,000 and $6,000 is allocated to the EDCA. If the declared interest rate for the EDCA is 2% and the Fixed Account declared interest rate is 1%, the money in the EDCA Fixed Account will earn 2% interest. The money in the EDCA program will be transferred to the Fixed Account and/or Subaccounts in accordance with your latest allocation instructions. (Note: Additional bonus interest in the EDCA is not guaranteed.)

Withdrawal Charge Riders

The following Policy riders allow access to certain Accumulation Value. There is a charge for these riders and they must be elected at the time the Policy is issued. For information about the charges, see this prospectus' FEE TABLE and CHARGES sections.

Four-Year Surrender Charge Rider (optional)

The Four-Year Surrender Charge Rider provides a shorter surrender charge schedule than the base Policy. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the Four-Year Surrender Charge Rider, you may not elect the No Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

Example: Assuming a $100,000 initial premium and no additional premiums are made to the Policy. The table below illustrates a comparison of maximum applicable surrender charges for the available surrender charges.

Direction Variable Annuity	32

Policy Year	Surrender Charge Fee %	Partial Withdrawal Amount	Surrender Charge
1	8%	$10,000	$800
2	8%	$10,000	$800
3	8%	$10,000	$800
4	7%	$7,000	$490
5	0%	$6,000	$0
6	0%	$5,000	$0
7	0%	$5,000	$0
8	0%	$5,000	$0

No Surrender Charge Rider (optional)

The No Surrender Charge Rider allows you to take partial withdrawals or a full surrender of Accumulation Value without surrender charges. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the No Surrender Charge Rider, you may not elect the Four-Year Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

If you elect the No Surrender Charge Rider, the following restrictions also apply:

•	Your premium allocation may not exceed 25% to the Fixed Account without prior approval. If prior approval is not received, we may reallocate the excess premium above 25% proportionately among your remaining Investment Option allocations.
•	The maximum amount you may transfer into the Fixed Account each Policy Year is 10% of the Registered Separate Account value as of the previous Policy Anniversary. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer was made into the Fixed Account.
•	We may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 days notice.

Example: A Policy with the No Surrender Charge Rider does not have any withdrawal charges. Therefore, no withdrawal charges will be withdrawn at the time of any partial withdrawal or surrender.

Waypoint Income Rider (optional)

Sales of the Waypoint Income Rider were suspended beginning September 1, 2020. The Waypoint Income Rider is not available for policies with a Policy Date on or after September 1, 2020 and will not be available to be added to the Policy at a later date.

If your Policy Date is prior to September 1, 2020 and you purchased the Policy before you Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The balance of the disclosure in this section applies only to Policies with Policy Dates prior to September 1, 2020.

The Waypoint Income Rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy until the death of the last Covered Person, regardless of the Policy's Accumulation Value. A "Covered Person" is the Owner(s) of the Policy, the Annuitant(s) if the Owner is a non-natural person, or the spouse at the time the joint spousal option is selected.

Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company and do not apply to the performance of the underlying Investment Options available with the Waypoint Income Rider.

There is a charge for the Waypoint Income Rider. The rider may not be available in all states. The rider is only available if the Policy Owner is Attained Age 50 through 85. The date the Waypoint Income Rider is issued is the "Rider Date."

If you are Attained Age 50 through 85 on the date your Policy is issued, you may elect the Waypoint Income Rider at issue. If your Policy was purchased before your Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The Internal Revenue Code defines Required Minimum Distribution amounts (an "RMD") in Code Sections 401(a)(9) and 408(b)(3) and related regulations. The RMD is based on the previous year-end Accumulation Value of only the Policy to which the Waypoint Income Rider is attached, including the present value of additional benefits provided under the Policy and any riders attached to the Policy, to the extent required to be taken into account under IRS guidance.

Direction Variable Annuity	33

Waypoint Income Rider Phases

The Waypoint Income Rider has three phases, and your rights and benefits vary depending on which phase the rider is in. The Waypoint Income Rider is issued in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later. Sequentially, the phases are:

Accumulation Phase: the period of time between the date the Waypoint Income Rider is issued and the date of the first lifetime withdrawal benefit payment.

Withdrawal Phase: the period of time beginning with the occurrence of the first lifetime withdrawal benefit payment.

Guaranteed Phase: the period of time during which lifetime withdrawal benefit payments continue to be made, even though the Policy's Accumulation Value has been reduced to zero.

Accumulation Phase

During the Accumulation Phase, you have the opportunity to grow the Premium Accumulation Value which will later be used to determine the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. Under the circumstances described below, we credit the Premium Accumulation Value with a guaranteed annual compounded rate of return of 5% (the "Premium Accumulation Rate"). The Reset Feature of the Accumulation Phase provides the potential to increase your Premium Accumulation Value on each Policy Anniversary to equal the Policy's Accumulation Value if it is greater than the Premium Accumulation Value.

Premium Accumulation Period is a 10-year period beginning with the later of the Rider Date or the most recent reset date during which we credit the Premium Accumulation Value with the Premium Accumulation Rate. If you elect to enter the Withdrawal Phase during this time, the Premium Accumulation Period will end.

Premium Accumulation Value is the sum of premiums paid plus interest at the Premium Accumulation Rate compounded annually for the Premium Accumulation Period. The initial Premium Accumulation Value is the Policy's Accumulation Value as of the Rider Date. The Premium Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Maximum Anniversary Accumulation Value is the highest Accumulation Value of the Policy on any Policy Anniversary during the Premium Accumulation Period after the later of the Rider Date or the most recent reset date, if any. The Maximum Anniversary Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Reset Feature. On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy's Accumulation Value if it is greater.

At the time of a reset:

1.	A new Premium Accumulation Period begins for the Premium Accumulation Value and the Maximum Anniversary Accumulation Value.
2.	If the rider charge rate increases, we will notify you at least 30 days prior to the Policy Anniversary. The new rider charge rate will be specified in the notice and will not exceed the maximum rider charge rate.
3	You can decline the rider charge rate increase by providing Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the rider charge rate increase, the reset feature will be suspended and the rider charge rate will remain unchanged for the current Policy Year.

After reset, the provisions of the Waypoint Income Rider apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available after the most recent reset will again apply and will be measured from the date of most recent reset.

Calculating the Premium Accumulation Value with a reset: On each Policy Anniversary during the Premium Accumulation Period, the Premium Accumulation Value equals: the greater of (A) and (B), where:
(A)	is the previous Premium Accumulation Value increased for premiums and decreased for an adjustment due to withdrawals plus interest at the Premium Accumulation Rate
(B)	is the Policy's Accumulation Value

Example (actual results depend on Policy experience):

Assume:

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $98,000

On the second Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $112,000

Result:

On the Rider Date, the Premium Accumulation Value is the Policy's Accumulation Value, or $100,000.

On the first Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $100,000 + (5% of $100,000) = $105,000

(B) $ 98,000

This results in a Premium Accumulation Value of $105,000

On the second Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $105,000 + (5% of $105,000) = $110,250

(B) $112,000

This results in a Premium Accumulation Value of $112,000. The Premium Accumulation Value has increased due to the Reset Feature of the rider.

Direction Variable Annuity	34

Withdrawals During the Accumulation Phase. You are permitted to take one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your desire to exercise this provision at the time you request a withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. The withdrawal may be subject to surrender charges as provided by the Policy and other applicable riders.

The Premium Accumulation Rate that will be applied in the year of a withdrawal will be impacted by such withdrawal. Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase.

A withdrawal will reduce the Rider Charge Base, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value in the same proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. The amount of these adjustments may be more than the dollar amount of the withdrawal.

Calculations after a withdrawal during the Accumulation Phase:

The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Accumulation Value, respectively, after a withdrawal, equal:

A – (A * (B / C)), where:	A	is the Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Accumulation Value, respectively, prior to the withdrawal
	B	is the withdrawal amount
	C	is the Policy's Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

Premium Accumulation Value (A) is $100,000

Partial Withdrawal Amount (B) is $20,000

Policy's Accumulation Value prior to the withdrawal (C) is $120,000

Premium Accumulation Value result after withdrawal:

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.1666667))

= $100,000 – ($16,666.67)

= $83,333

Utilizing the same equation, a Rider Charge Base (A) assuming $105,000 would be $87,500.00 after the partial withdrawal, and a Maximum Anniversary Accumulation Value (A) assuming $115,000 would be $95,833.33 after the partial withdrawal.

Withdrawal Phase

During the Withdrawal Phase you will receive the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. You may choose to begin the payments no sooner than 30 days after the Rider Date, and no later than 60 days after we receive Written Notice.

Lifetime Withdrawal Benefit Amount (LWBA) is the maximum withdrawal payment that can be withdrawn under the Waypoint Income Rider during a Policy Year without reducing the Benefit Base. We guarantee, as an obligation of our General Account, that you may withdraw during a Policy Year up to the LWBA, regardless of the Policy's Accumulation Value, until the death of the last Covered Person. Total withdrawals in a Policy Year that do not exceed the LWBA will not be subject to surrender charges.

You have the choice of receiving LWBA withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we may change the frequency of withdrawals to an interval that will result in a payment of at least $100. If, during the Withdrawal Phase, you withdraw less than the LWBA in a Policy Year, the unused portion cannot be carried forward to subsequent Policy Years.

The LWBA is determined by applying the Lifetime Distribution Factor to the Benefit Base.

Benefit Base is the amount used in conjunction with the Lifetime Distribution Factor to determine the LWBA. The Benefit Base cannot be withdrawn and is not payable as a death benefit. The Benefit Base is established at the beginning of the Withdrawal Phase as the greatest of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. The Benefit Base is adjusted downward due to excess withdrawals and adjusted upward due to step-up or additional premium payments. The Benefit Base is not used to determine other benefits or features of the Waypoint Income Rider.

Lifetime Distribution Factor is a percentage that corresponds to the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase. The Lifetime Distribution Factor is established from the following schedule; it never changes once it is established:

Attained Age	Single Life Option	Joint Spousal Option
50 through 54	3.50%	3.25%
55 through 59	4.00%	3.75%
60 through 64	4.50%	4.25%
65 through 69	5.00%	4.75%
70 through 74	5.25%	5.00%
75 through 79	5.50%	5.25%
80 and older	6.00%	5.75%

Direction Variable Annuity	35

We may change this schedule for new issues and new Waypoint Income Rider elections. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the Lifetime Distribution Factor to the adjusted Benefit Base.

Calculating the LWBA:

The LWBA equals:

(A) * (B), where:	(A)	is the Benefit Base at the time the Withdrawal Phase begins
	(B)	is the Lifetime Distribution Factor corresponding to the Attained Age of the youngest Covered Person at the time the Withdrawal Phase begins

Example (actual results depend on Policy experience):

Assume:

The rider is a Single Life option

The Benefit Base at the beginning of the Withdrawal Phase is $175,000 (A)

The Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 67

According to the schedule, the applicable Lifetime Distribution Factor is 5.00% (B)

Result:

$175,000 * 5.00% = $8,750

If, instead, the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 60, the applicable Lifetime Distribution Factor is 4.50%. This would result in an LWBA of $7,875 ($175,000 * 4.50%).

Remaining Balance is the most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero. The Remaining Balance cannot be withdrawn. The Remaining Balance, if any, is payable as a death benefit.

Impact of Withdrawals on Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. An Excess Withdrawal is the portion of any withdrawal taken during the Withdrawal Phase that exceeds the LWBA in that Policy Year. Excess Withdrawals will proportionately reduce the Benefit Base. The Benefit Base adjustment may be more than the dollar amount of the Excess Withdrawal. If you are required to take an RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.

Calculating a reduction in Benefit Base due to Excess Withdrawal:

A proportional reduction in the Benefit Base equals:

A_____	A	is Excess Withdrawal amount with respect to the LWBA
B – (C – A), where:	B	is the Policy's Accumulation Value immediately prior to the withdrawal
	C	is the withdrawal amount

Example (actual results depend on Policy experience):

Assume:

Excess Withdrawal Amount (A) is $2,000

Policy Accumulation Value prior to withdrawal (B) is $90,000

Partial Withdrawal Amount (C) is $7,000

Benefit Base is $100,000

Result:

The proportional reduction factor is:

$2,000 / ($90,000 – ($7,000 - $2,000)) = 0.0235294

The effect on the Benefit Base is:

$100,000 * 0.0235294 = $2,352.94

Applying the reduction to the Benefit Base:

$100,000 - $2,352.94 = $97,647.06

A reduction in the Benefit Base will reduce the LWBA. No excess withdrawals will be allowed when the Policy's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum; the rider and its benefits will be terminated.

Step-Up of Benefit Base. On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy's Accumulation Value to the Benefit Base. If the Policy's Accumulation Value is greater than the Benefit Base on a Policy Anniversary, we will set the Benefit Base to equal the Policy's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums. Additional premium payments made during the Withdrawal Phase will increase the Policy's Accumulation Value according to the provisions of the Policy, increase the Benefit Base, and increase the LWBA. Premium payments made during the Withdrawal Phase may not exceed $25,000 without our approval. Premium payments will not be accepted if the Policy's Accumulation Value is zero.

Guaranteed Phase

During the Guaranteed Phase, you will continue receiving LWBA payments even though the Policy's Accumulation Value has been reduced to zero. If a withdrawal (including an RMD) reduces the Policy's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:

(1) the monthly rider charge will no longer be deducted,

(2) the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized payments according to a frequency selected by the Owner, but no less frequently than annually,

(3) no additional premiums will be accepted,

(4) no additional step-ups will occur,

(5) any Remaining Balance will not be available for payment in a lump sum and cannot be applied to provide payments under an annuity option, and

(6) the Policy and any other riders will cease to provide any death benefits.

Direction Variable Annuity	36

Rider Spousal Continuation

If your Policy is issued as non-qualified, or issued as a regular, SEP, SIMPLE, or Roth IRA, your spouse has the ability to continue the Waypoint Income Rider under the circumstances described below.

If the Covered Person dies during the Accumulation Phase of this rider and if the surviving spouse of the deceased Covered Person meets the age requirements of this rider, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase, and the Premium Accumulation Value and Maximum Anniversary Accumulation Value will be set equal to the Policy's Accumulation Value. The rider charge rate will equal the rider charge rate in effect for new issues of the same rider, but will not exceed the maximum rider charge. If age requirements are not met, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, the surviving spouse of the deceased Covered Person may elect to continue the rider in accordance with its terms. Total annual withdrawals, not to exceed the LWBA in effect on the date of the Covered Person's death, will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Death Benefit

Upon the death of the last Covered Person, provided the rider is in the Withdrawal Phase, the Beneficiary may elect to receive either the death benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA, subject to the IRS regulations relating to RMDs, until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy's Accumulation Value is zero as of the date of death, any Remaining Balance will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Rider Charge

The current and guaranteed maximum annual charges for the Waypoint Income Rider are in the Charges section of this prospectus. Beginning with the Rider Date, each month we will deduct a rider charge Pro-Rata from your Investment Options. The monthly rider charge is equal to the rider charge rate multiplied by the Rider Charge Base divided by 12.

Rider Charge Base is the value used to calculate the monthly rider charge for each Policy Month. The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date. During the Accumulation Phase, the Rider Charge Base is established on each Policy Anniversary as the maximum of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. During the Policy Year, the Rider Charge Base is increased dollar-for-dollar for premiums paid since the previous Policy Anniversary. During the Policy Year, the Rider Charge Base is also reduced for any withdrawal taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. During the Withdrawal Phase the Rider Charge Base is the Benefit Base.

Calculating the monthly rider charge:
The monthly rider charge equals:	(A * B) , where:	A is the Rider Charge Base
	12	B is the current rider charge rate

Example (actual results depend on Policy experience):

Assume:

A Single Life rider charge rate of 1.25%

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Rider Charge Base is $105,000.

Result:

The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date, or $100,000. The monthly rider charge for the next 12 Policy Months is calculated as follows:

($100,000 * 1.25%) / 12 = $104.16

On the first Policy Anniversary after the Rider Date, the monthly rider charge for the next 12 Policy Months is calculated as follows:

($105,000 * 1.25%) / 12 = $109.37

Permitted Investment Options

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted Investment Options approved for use with this rider. The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an Investment Option that is inconsistent with the permitted Investment Options. You may transfer your Policy's Accumulation Value between the permitted Investment Options; however, any transfer of your Policy's Accumulation Value to an Investment Option that is not a permitted Investment Option will result in termination of the Waypoint Income Rider.

We reserve the right to change at any time the permitted Investment Options and/or place additional restrictions on the number of Investment Options that you are allowed to select, or the percentages you may allocate to each Investment option while the Waypoint Income Rider is in force. We will notify you at least 30 days prior to any change to the permitted investment options. If we have not received alternate instructions from you prior to the closure of an investment Option, we will transfer all of your Policy's Accumulation Value from the discontinued Investment Option to a default Investment Option as specified in the notice. You may later request to transfer your Policy's Accumulation Value from the default Investment Option to any remaining permitted Investment Option. We may close one or more permitted

Direction Variable Annuity	37

Investment Option(s) to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your Policy's Accumulation Value to one of the remaining permitted Investment Options.

The list of permitted Investment Options is listed below and in Appendix A:

American Funds IS Managed Risk Asset Allocation Fund

For investors seeking to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. This investment may be appropriate for investors who are risk-averse and seek to protect capital. Losses are still possible.

CVT Volatility Managed Growth Portfolio

For long-term investors who seek growth potential with less emphasis on current income. The portfolio is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.

CVT Volatility Managed Moderate Growth Portfolio

For long-term investors who seek a balance of current income and growth potential. The portfolio is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.

CVT Volatility Managed Moderate Portfolio	For investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

You must allocate 100% of your Policy's Accumulation Value to one of the permitted Investment Options. Each portfolio is a volatility managed fund and may be referred to as a "VM Fund" or, collectively, the "VM Funds." You must select the VM Fund that is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the VM Fund you select is appropriate for your ability to withstand investment risk. We are not responsible for your selection of a specific VM Fund or your decision to change to a different VM Fund.

The strategies used by the VM Funds seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, including, but not limited to, during times when the market is appreciating. As a result, your Policy's Accumulation Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy during sharp market losses, but nevertheless, you may still incur losses.

The above VM Funds seek to stabilize the volatility of a portfolio to a predetermined target level; therefore, they may not perform as well in a rising market as they are designed to limit volatility and provide downside protection in a declining market. If performance is limited in rising markets, then your Policy Value may not increase as much as it would if other Investment Options were allowed, this means you may not have as many opportunities for resets of the Premium Accumulation Value and step-ups of the Benefit Base. Further, losses are still possible. Resets and step-ups are described in the Reset Feature section and the Step-Up of Benefit Base section of the Waypoint Income Rider description above.

The requirement to be invested in the VM Funds is a risk management strategy employed by us to mitigate the financial risks and manage the cost of providing you the guaranteed benefits of the Waypoint Income Rider. In some situations, this risk mitigation strategy may result in more favorable financial results to us and less favorable financial results to you. Our interest in reducing both loss and the volatility of Policy Values presents a potential conflict of interest with respect to the interest of Policy Owners.

The permitted Investment Options for the Waypoint Income Rider are each comprised of a single Investment Option, charges will be deducted from that Investment Option.

Changes to your Policy's Accumulation Value allocations outside of the permitted Investment Options will cause the Waypoint Income Rider to terminate. For this reason, you will not be able to execute such a trade online. You will be required to communicate with the Service Center. The Service Center will communicate that your election to trade will result in the termination of your Rider.

Potential Conflicts of Interest Relating to the VM Funds

The strategies used by the VM Funds limit the volatility risks associated with offering living benefit riders like the Waypoint Income Rider. In requiring allocation to the VM Funds we are not providing investment advice or managing the allocations of your Policy. There is no investment advisory agreement between you and us, nor are any of our affiliates an adviser to you as the Policy Owner.

Each VM Fund is a mutual fund portfolio managed by the mutual fund's investment adviser. The three VM Funds with "CVT" in their names are managed by Calvert Research and Management ("CRM") and sub-advised by Parametric Portfolio Associates LLC and our affiliate Ameritas Investment Partners, Inc. (“AIP”), subject to the oversight of CRM and the portfolio's Board of Directors. In providing investment subadvisory services to the CVT VM Funds, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP

Direction Variable Annuity	38

serves as the sub-adviser to the CVT VM Funds while we receive compensation for providing other services to the CVT VM Funds, which may vary depending on the portfolio. For additional information, see the CVT VM Fund portfolio prospectuses.

Termination

Except as otherwise provided under the Rider Spousal Continuation section, the Waypoint Income Rider will terminate without value on the earliest occurrence of any of the following dates:

(1)	the date of death of the last surviving Covered Person,
(2)	the date there is a change of Owner that results in a change of Covered Person,
(3)	the date annuity payments commence under an annuity income option,
(4)	the date an Excess Withdrawal is taken such that the recalculated LWBA is less than $100,
(5)	the date any investment restriction is violated,
(6)	the date you provide Written Notice to terminate either this rider or the Policy, or
(7)	the date the Policy is terminated.

If annuity payments are to commence at the Maturity Date under number (3) above, the Owner may select one of the following options:

(1)	apply the Policy's Accumulation Value under an annuity income option described in the Policy, or
(2)	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

In the case of a divorce, this rider will continue provided the Covered Person does not change.

PURCHASES AND ACCUMULATION POLICY VALUE

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are Attained Ages 0 through 85. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial Net Premium to the Accumulation Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAXES section and APPENDIX B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages and total 100%.
▪	Initial premium must meet minimum and maximum premium requirements.
▪	Your signature and your agent's signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment

Direction Variable Annuity	39

by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums in this Policy may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $25,000. If you purchase the optional Minimum Premium Rider, it must be at least $2,000. We have the right to change these premium requirements.

Minimum Premium Rider

The Minimum Premium Rider reduces the minimum initial premium requirement to $2,000. The rider may only be elected at issue. The rider does not change the requirements for additional premium payments. There is a charge for this rider. We will waive the charge in all years after the waiver threshold of $25,000 is met on a Policy Anniversary.

Additional Premiums

▪	Must be at least $100; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
▪	We reserve the right to limit total premiums in a Policy Year to $25,000.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium for this Policy.

Allocating Your Premiums

You may allocate your premiums among the variable Investment Options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us and are credited on the basis of accumulation unit value next determined after receipt.
▪	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Your Accumulation Value

On your Policy's date of issue, the Accumulation Value equals the initial premium less any charge for applicable premium taxes that we may collect. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Registered Separate Account variable Investment Options and the Fixed Account. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable Investment Options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Registered Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Accumulation Value held in the Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	The net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Registered Separate Account; divided by
▪	The net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	The daily mortality and expense risk charge and the daily administrative expense charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	Amounts are transferred to it from other Subaccounts or the Fixed Account

Direction Variable Annuity	40

The number of Accumulation Units in a Subaccount will decrease when:

▪	Partial withdrawals (and any surrender charges) are taken from it;
▪	Monthly deductions are taken from it;
▪	Transfer charges are taken from it; or
▪	Amounts are transferred out of it into other Subaccounts or the Fixed Account

Fixed Account Value

The Accumulation Value of the Fixed Account on any Business Day equals:

(a)	the Fixed Account value at the end of the previous Business Day; plus
(b)	any premiums allocated to the Fixed Account since the end of the previous Business Day; plus
(c)	any transfers from the Subaccounts to the Fixed Account since the end of the previous Business Day; minus
(d)	any transfers from the Fixed Account to the Subaccounts since the end of the previous day; minus
(e)	any transfer fees allocated to the Fixed Account since the end of the previous Business Day; minus
(f)	any partial withdrawals (including any applicable surrender charges) allocated to the Fixed Account since the end of the previous Business Day; minus
(g)	on the Policy Anniversary, a Pro-Rata share of the Policy fee; plus
(h)	interest credited to the Fixed Account since the end of the previous Business Day.

We guarantee that the Fixed Account value will be credited with a rate of interest at least equal to the guaranteed minimum interest rate.

Principal Underwriter

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

SURRENDERS AND WITHDRAWALS

There are several ways to take all or part of your investment out of your Policy, both before and after the Maturity Date. Tax penalties and surrender charges may apply to amounts taken out of your Policy before the Maturity Date. Your Policy also provides a death benefit (including, for an additional charge, optional death benefit riders) that may be paid upon your death prior to the Maturity Date. All or part of a death benefit may be taxable.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Maturity Date. Amounts withdrawn may be subject to a surrender charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end.

For purposes of the surrender charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no surrender charge if the amount of the withdrawal is less than or equal to premiums received at least 7 years prior to the withdrawal (4 years for the Four-Year Surrender Charge Rider) and not considered having been previously withdrawn. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	A withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from any Fixed Account option. If you do not specify the Investment Option(s) from which to take the withdrawal, it will be taken from each Investment Option on a Pro-Rata basis.
▪	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including surrender charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Registered Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Direction Variable Annuity	41

We will allow fax and email request forms and signatures to be used for the purpose of a Written Notice authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Accumulation Value from a specified Investment Option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Free Withdrawal Amount

Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge. This free withdrawal amount is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. There is no charge for this feature.

Waiver of Surrender Charge

The surrender charge will be waived for a full surrender or partial withdrawal in the event of (1) or (2) below. You are eligible for this benefit on the Policy Date.

(1)	You become confined in a Qualified Institution for a period of at least 30 consecutive days on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an Owner of the Policy continuously since the Policy date.
c.	You were not confined in a Qualified Institution at any time during the 60-day period immediately prior to the Policy Date.
d.	We receive Written Notice for a full surrender or partial withdrawal, along with due proof of confinement, within 12 months following such confinement.

A "Qualified Institution" is a facility located in the United States that is primarily engaged in providing continuous, on-going skilled nursing care and related services for its residents. The Qualified Institution must be operated pursuant to the laws and regulations of the state in which it is licensed and be qualified as a "skilled nursing facility" under Medicare or Medicaid. The Qualified Institution must maintain daily medical records of each patient. The Qualified Institution's staff must be licensed, certified, or registered in accordance with applicable state laws. A Qualified Institution does not include: assisted living facilities, residential care facilities, facilities primarily engaged in the treatment of mental or nervous disorders, facilities primarily engaged in the treatment of alcoholism or drug addiction, or rehabilitation hospitals.

(2)	You are diagnosed with a terminal illness on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an Owner of the Policy continuously since the Policy Date.
c.	You must have received a diagnosis from your Physician resulting in a reduction of your life expectancy to 12 months or less.
d.	We must receive Written Notice for a full surrender or partial withdrawal together with a certificate from your Physician stating your life expectancy and any other proof we may require.

A "Physician" is a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

If your Policy is terminated, either by you or us, and you are eligible for this waiver benefit at the time of termination, then your right to this benefit will not be prejudiced and surrender charges will be waived. If the request for this waiver is denied, you will be notified of the denial. At such time, you will be provided with the opportunity to instruct us of your desire to either proceed with, or cancel, your full surrender or partial withdrawal.

There is no charge for this feature. The waiver may not be available in all states or at all times.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Registered Separate Account; or (iv) the SEC

Direction Variable Annuity	42

permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of our domiciliary state.

Cancellation Rights

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Accumulation Value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Accumulation Value, whichever amount is greater. This Policy is no longer available for sale.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the Policy Owner for federal estate tax purposes, however, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Direction Variable Annuity	43

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity, other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Insurance Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Registered Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

Financial statements of the Subaccounts of the Registered Separate Account and the Insurance Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

Direction Variable Annuity	44

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of portfolio companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to alictd@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Relative Value Portfolio, Class B	0.86%*	12.76%	9.54%	9.39%
	AllianceBernstein L.P.
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds ® IS Asset Allocation Fund, Class 2	0.54%	16.44%	8.32%	8.32%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS Global Growth Fund, Class 2	0.66%*	13.68%	9.76%	10.74%
	Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 2	0.59%	31.63%	18.83%	16.58%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 2	0.53%	24.23%	13.01%	12.20%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS International Fund, Class 2	0.78%	3.16%	1.23%	4.01%
	Capital Research and Management Company (SM)
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds ® IS Managed Risk Asset Allocation Fund, Class P2	0.90%	14.63%	5.30%	5.88%
	Capital Research and Management Company (SM) /
	Milliman Financial Risk Management LLC
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 2	0.82%*	6.56%	4.54%	6.22%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 2	0.50%*	19.14%	12.18%	10.26%
	Capital Research and Management Company (SM)
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index). [1]	BNY Mellon MidCap Stock Portfolio, Service Shares	1.05%*	12.33%	9.00%	7.22%
	BNY Mellon Investment Adviser, Inc. /
	Newton Investment Management North America, LLC
Seeks to match the performance of the Standard & Poor's® Small Cap 600 Index (S&P Small Cap 600 Index). [1]	BNY Mellon Small Cap Stock Index Portfolio, Service Shares	0.60%*	7.96%	7.70%	8.33%
	BNY Mellon Investment Adviser, Inc.
Total return.	Calvert VP SRI Balanced Portfolio, Class F	0.89%	18.91%	9.02%	8.04%
	Calvert Research and Management
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F	0.91%*	12.16%	5.48%	5.54%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F	0.88%*	10.17%	4.77%	5.26%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Direction Variable Annuity	45

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Current income.	CVT Volatility Managed Moderate Portfolio, Class F	0.89%*	7.70%	3.69%	4.56%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund, Class 2	0.92%	25.74%	13.77%	11.87%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund, Class 2	1.34%*	5.45%	-1.01%	3.18%
	Columbia Management Investment Advisers, LLC
High current income with capital growth secondary.	Columbia Variable Portfolio - High Yield Bond Fund, Class 2	0.89%*	6.88%	3.51%	4.50%
	Columbia Management Investment Advisers, LLC
Capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund, Class 2	1.04%	3.16%	3.87%	4.64%
	Columbia Management Investment Advisers, LLC
Long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund, Class 2	1.07%*	12.27%	9.58%	8.18%
	Columbia Management Investment Advisers, LLC
Long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2	1.10%*	13.66%	9.19%	6.95%
	Columbia Management Investment Advisers, LLC
Total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund, Class 2	0.94%*	4.51%	1.82%	3.10%
	Columbia Management Investment Advisers, LLC
Capital appreciation.	DWS Alternative Asset Allocation VIP, Class B	1.26%	5.30%	3.97%	2.83%
	DWS Investment Management Americas, Inc. /
	RREEF America L.L.C.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [3]	0.81%	33.45%	16.74%	13.33%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Service Class 2 [3,4]	0.50%	4.84%	2.17%	1.44%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. [1]	Fidelity® VIP Index 500 Portfolio, Service Class 2 [3]	0.34%	24.59%	14.12%	12.71%
	Fidelity Management & Research Company LLC /
	Geode Capital Management, LLC
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [3]	0.63%	1.50%	0.20%	1.68%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [3]	0.82%	17.18%	11.06%	8.94%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Service Class 2 [3]	0.89%	5.78%	2.54%	3.34%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2	0.72%*	7.20%	5.29%	5.27%
	Franklin Advisers, Inc.
Seeks capital appreciation.	FTVIPT Franklin Mutual Global Discovery VIP Fund, Class 2	1.16%	4.66%	6.42%	5.87%
	Franklin Mutual Advisers, LLC
Direction Variable Annuity	46

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks long-term total return.	FTVIPT Franklin Small Cap Value VIP Fund, Class 2	0.90%*	11.71%	8.36%	8.17%
	Franklin Mutual Advisers, LLC
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2	1.06%*	-1.00%	2.60%	2.38%
	Templeton Investment Counsel, LLC
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	-11.37%	-4.85%	-2.03%
	Franklin Advisers, Inc.
Long-term capital appreciation.	Invesco V.I. American Value Fund, Series II	1.14%	30.09%	13.40%	8.85%
	Invesco Advisers, Inc.
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund, Series II	0.93%	12.96%	7.37%	7.57%
	Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series II	1.27%	-2.11%	-2.64%	1.26%
	Invesco Advisers, Inc. /
	Invesco Asset Management Limited
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio, Service Shares	0.82%*	1.63%	0.09%	1.35%
	Janus Henderson Investors US LLC
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Service Class	0.96%*	12.84%	7.91%	7.97%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
To seek to provide total return.	Macquarie VIP Asset Strategy Series, Service Class	0.85%*	12.44%	6.56%	5.27%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class	1.03%*	15.60%	8.30%	7.14%
	Delaware Management Company /
	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
To seek to provide capital growth and appreciation.	Macquarie VIP Energy Series, Service Class	1.11%*	-5.60%	5.79%	-1.89%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Macquarie VIP Global Growth Series, Service Class	1.04%*	17.08%	10.48%	9.27%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series, Service Class	0.97%	6.20%	3.51%	4.13%
	Delaware Management Company /
	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
To seek to provide capital growth and appreciation.	Macquarie VIP International Core Equity Series, Service Class	1.11%*	3.79%	4.71%	4.24%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Macquarie VIP Mid Cap Growth Series, Service Class	1.10%*	2.20%	7.96%	9.88%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide growth of capital.	Macquarie VIP Science and Technology Series, Service Class	1.16%	30.59%	14.05%	13.54%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
To seek to provide capital appreciation.	Macquarie VIP Smid Cap Core Series, Service Class	1.18%	14.26%	7.79%	8.41%
	Delaware Management Company /
	Macquarie Investment Management Global Limited
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio, Service Class	0.69%*	25.18%	14.86%	12.04%
	Massachusetts Financial Services Company
Direction Variable Annuity	47

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio, Service Class	0.82%*	4.65%	5.94%	7.75%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Conservative Allocation Portfolio, Service Class	0.94%	5.65%	3.26%	4.41%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Corporate Bond Portfolio, Service Class	0.88%*	2.70%	0.23%	2.27%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Global Real Estate Portfolio, Service Class	1.15%*	-2.92%	0.66%	4.47%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Government Securities Portfolio, Service Class	0.81%*	0.53%	-1.04%	0.41%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Growth Allocation Portfolio, Service Class	1.04%	10.05%	6.60%	7.77%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Growth Series, Service Class	0.97%*	31.15%	14.46%	14.82%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Moderate Allocation Portfolio, Service Class	0.96%	8.12%	5.13%	6.25%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Service Class	1.12%*	6.44%	4.71%	8.92%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Service Class	1.04%*	11.34%	5.61%	6.02%
	Massachusetts Financial Services Company
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class II	1.00%*	7.42%	4.02%	4.35%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Limited
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	1.10%*	23.76%	10.35%	10.25%
	Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	1.25%*	8.67%	6.88%	5.41%
	Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	2.38%*	3.97%	6.98%	1.55%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Emerging Markets Bond Portfolio, Advisor Class	1.38%	7.42%	0.82%	3.27%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class	0.77%	4.39%	0.98%	1.18%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class	1.17%	2.03%	1.83%	2.05%
	Pacific Investment Management Company LLC
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO Short-Term Portfolio, Advisor Class	0.72%	5.95%	2.66%	2.29%
	Pacific Investment Management Company LLC
Seeks long-term return consistent with preservation of capital.	Putnam VT Global Asset Allocation Fund, Class IB	1.11%*	16.36%	8.00%	7.00%
	Franklin Advisers, Inc. /
	Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Seeks capital appreciation.	Putnam VT Global Health Care Fund, Class IB	0.98%	1.43%	7.94%	7.65%
	Putnam Investment Management, LLC /
	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Direction Variable Annuity	48

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	0.99%	35.17%	14.18%	14.48%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund, Class S Shares	1.45%*	14.41%	5.46%	6.69%
	Van Eck Associates Corporation
Long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund, Class S Shares	1.30%	-3.09%	7.28%	0.57%
	Van Eck Associates Corporation

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2024, reflect temporary fee reductions under such an arrangement.
1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Additional Note Regarding Waypoint Income Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Policies with the Waypoint Income Rider are required to allocate to the permitted Investment Options, which currently require 100% allocation to one of the following Subaccounts:

American Funds IS Managed Risk Asset Allocation

CVT Volatility Managed Growth

CVT Volatility Managed Moderate Growth

CVT Volatility Managed Moderate

By imposing restrictions on Investment Options, we are not providing investment advice or managing the allocations of your Policy.

FIXED OPTIONS AVAILABLE UNDER THE POLICY

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year(3)	0.25%(4)

(1)	Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the Waypoint Income Rider.
(3)	The declared interest rate is credited for 12 months from the date of a payment. The same payment will receive a renewal interest rate for another 12-month period following the renewal date.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the declared interest rate or the renewal interest rate at no cost, or you may transfer Policy Value, by calling 800-745-1112, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL DESCRIPTION OF THE POLICY.

Direction Variable Annuity	49

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Inherited IRA

If you inherited this IRA from anyone other than your deceased spouse, you may not make any contributions to this IRA, including Rollover contributions.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if at any time during the year you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $7,000 in 2025 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000 (for a total 2025 contribution limit of $8,000 if you’re at least 50 years old), so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of your and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Direction Variable Annuity	50

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such Rollover contributions are not limited by this annual contribution maximum. You may not roll over any amount required by Traditional IRA rules to be distributed to you.

Contributions must be made by the due date for filing your tax return. Except for a SEP IRA, an extension of the filing deadline for your tax return does not extend the time during which your Traditional IRA contribution may be made. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax deductible depending on whether you are an active participant in an employer-sponsored retirement plan and whether your modified adjusted gross income ("MAGI") is above the phase-out level. When you file your tax return, you must designate any contributions as being either deductible or nondeductible. If you make a nondeductible contribution to your Traditional IRA, you must use IRS Form 8606 (Nondeductible IRA Contributions, IRA Basis and Nontaxable IRA Distributions). IRS Form 8606 is filed with your tax return. If you did not properly report a nondeductible contribution, tax consequences and penalties may apply. See the instructions for your federal income tax return or IRS Publication 590-A for more details regarding MAGI and reporting obligations with respect to IRA contributions.

Unless it is a Rollover contribution, your contribution must be paid in cash. You may make contributions consisting of regular contributions, catch-up (age 50 and over) contributions, additional authorized contributions, Rollovers, or transfers to your Traditional IRA.

From time to time, new legislation authorizes additional contributions to IRAs under prescribed circumstances by eligible individuals. For a full listing and explanation of the tax implications of all additional authorized contributions, including repayments of Qualified Reservist Distributions, Coronavirus-Related Distributions, or Qualified Disaster Distributions, and contributions of Qualified Settlement Income, Qualified Plan Loan Offsets or Difficulty of Care Payments, see the most recent IRS Publication 590-A.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), SEP IRA, SIMPLE IRA, SIMPLE 401(k), and certain governmental plans) for any part of such year.

If you are an active participant in an employer-sponsored retirement plan you may make deductible contributions if your MAGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of MAGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	MAGI	MAGI

2023	$116,000 - $136,000	$73,000 - $83,000
2024	$123,000 - $143,000	$77,000 - $87,000
2025	$126,000 - $146,000	$79,000 - $89,000

In 2025, if you are not an active participant in an employer-sponsored plan, but your spouse is an active participant, (and you are filing jointly), you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your MAGI is below $236,000 and the deductible contribution for you is phased out between $236,000 and $246,000 of MAGI. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and your spouse is an active participant, your deduction is phased out between $0 and $10,000 of MAGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being nondeductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year for which the excess contribution was made. Earnings distributed will be taxable in the year in which the contribution was made.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you

Direction Variable Annuity	51

make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a Beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if (a) he or she has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made to pay for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is made to satisfy a levy issued by the IRS; (9) the distribution is a qualified reservist distribution; (10) the distribution is made to pay for certain expenses related to birth or adoption; (11) the distribution constitutes an emergency personal expense distribution made after December 31, 2023; (12) the distribution is an eligible distribution to a domestic abuse victim made after December 31, 2023; (13) the distribution is made to a terminally ill individual; (14) the distribution is made in connection with certain federally declared disasters; or (15) the distribution is made in accordance with new legislation or IRS guidance authorizing distributions in special circumstances. Generally, the part of a distribution attributable to nondeductible contributions is not includible in income and is not subject to the 10% penalty. The above listed exceptions to the 10% premature tax are subject to certain limitations and restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Some distributions exempt from the 10% premature distribution tax may be repaid subject to certain restrictions. For details regarding exceptions to the 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½ as well as any eligible repayment of these distributions, see the information in the most recent IRS Publication 590-A.

Tax laws require you to take a Required Minimum Distribution (RMD) each year once you reach a certain required beginning age. For individuals who turn 72 on or before December 31, 2022, the required beginning age is 72. For individuals who turn 72 after December 31, 2022, the required beginning age is 73. The required beginning age will change to 75 for individuals who turn 74 after December 31, 2032. When you reach your required beginning age, you must elect to receive RMDs no later than April 1 of the following year (Required Beginning Date) whether or not you have retired. There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the RMD for you. Prior to taxable years beginning in 2023, the penalty for failure to take the RMD could result in an additional tax of 50% of the amount not taken. For taxable years beginning in 2023, the penalty for failure to take the RMD is reduced to 25% of the amount not taken and this penalty can be reduced to 10% if correction is made within the appropriate “correction window.”

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary. However, if you die after Required Minimum Distributions commence, distributions must generally be made under the Policy option selected before death. In this case, Required Minimum Distributions may be required prior to complete distribution of the funds.

Your designated Beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your Beneficiary is an eligible designated Beneficiary, the funds may be withdrawn over the life or life expectancy of the eligible designated Beneficiary, beginning on or before December 31 of the calendar year following the year of your death. However, if the designated Beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached your required beginning age. If you did not designate a Beneficiary that is an individual, the funds remaining generally must be distributed within five years after your death.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you. Once your minor child reaches the age of majority, any remainder of the child's interest in the IRA must be distributed within 10 years after the date on which the age of majority is attained.

Tax Consequences

Amounts paid to you or your Beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 25%. The penalty is reduced to 10% if the correction is made within the applicable correction window.

Direction Variable Annuity	52

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.     Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Under certain circumstances the IRS may waive the 60-day requirement, or you may qualify for an automatic waiver. For details, see information on Rollovers completed after the 60-day period in the most recent IRS Publication 590-A. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which is not a SIMPLE IRA) during the two-year period following the date you first participate in any SIMPLE IRA maintained by your employer.

2.     Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) over your lifetime or life expectancy, the lifetimes or life expectancies of you and your Beneficiary, or a period of 10 years or more;
b.	Required Minimum Distributions made during or after the year you reach your Required Beginning Date;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.
e.	Corrective distributions of excess contributions or excess deferrals, and any income allocable to the excess, or of excess annual additions and allocable gains.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, SEP IRA, or SIMPLE IRA (if it has been at least two years since you first participated in the SIMPLE IRA), or governmental 457 plan. However, you may not roll over after-tax contributions from your Traditional IRA to a 401(a) plan, 401(k) plan, 403(b) plan, or governmental 457 plan. You may also be eligible to make a one-time qualified Health Savings Account (HSA) funding distribution from your Traditional IRA or Roth IRA to your HSA.

For rules applicable to Rollovers or transfers to Roth IRAs, see the paragraphs below on Roth IRA.

SEP IRA

A SEP IRA allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs. See Publication 560 for more details.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Roth IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) MAGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $7,000 for 2025. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation. Beginning in 2024, the $1,000 increase amount for individuals aged 50 or older will also be adjusted for inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but

Direction Variable Annuity	53

both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) MAGI. In 2025, you may contribute the maximum contribution to your Roth IRA if you are single and your MAGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $165,000. You may contribute the maximum contribution to your Roth IRA if you are married and filing jointly and your MAGI is less than $236,000. Your ability to contribute to your Roth IRA is phased out at $246,000. These phase-out ranges are required to be increased by the IRS to reflect increases in inflation. If you are married but file a separate tax return from your spouse and lived with your spouse at any time during the year, you cannot make a Roth IRA contribution if your MAGI is $10,000 or more.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute more than the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax for the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time home buyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includible in income, if the distribution is made within the five-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed to your designated Beneficiary no later than the end of the tenth calendar year after your death occurs or if your Beneficiary is an eligible designated Beneficiary, over the life or life expectancy of the eligible designated Beneficiary and must begin on or before December 31 of the calendar year following the year of your death.

However, if the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. If you do not designate a Beneficiary that is an individual, the entire benefit must be distributed within five years of your death.

An eligible designated Beneficiary is a designated Beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger than you.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that Rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. A conversion of a Traditional IRA to a Roth IRA cannot be recharacterized as having been made to a Traditional IRA. See IRS Publication 590-A and consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Direction Variable Annuity	54

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump sum Distribution

If you decide to receive the entire value of your IRA in one lump sum, the full amount is taxable when received (except as to nondeductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special ten year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of qualified retirement plans. Distributions are also not eligible for capital gains treatment.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA always belongs to you, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includible in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Estate Tax

Generally, amounts payable to a Beneficiary on the Policy Owner’s death will be included in the estate of the contract Owner for federal estate tax purposes. Further, transfers of IRA assets to a named Beneficiary made during your life may be subject to federal gift taxes under IRC Section 2501. However, we make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions as applied to your particular situation. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Charitable Distributions

If you are age 70½ or older, you may make tax-free distributions of up to $100,000 per year directly from your IRA to certain charitable organizations. Beginning in 2023, this amount is indexed for inflation and may increase for subsequent tax years. Also beginning in 2023, part of this charitable distribution may include a one-time distribution of up to $50,000 directly from your IRA to certain split-interest entities (such as charitable remainder trusts or charitable gift annuities). Many times, charitable distributions qualify as RMDs. Special tax rules may apply. For further detailed information, see the most recent IRS Publication 590-B.

IRS Filing

Generally, a Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts) must be filed if an individual owes taxes on premature distributions from, or excess contributions to, his or her IRA. Therefore, you must file Form 5329 with the Internal Revenue Service for each taxable year during which excise taxes are due because of a premature distribution or failure to receive a mandatory excess distribution.

IRS Approval

Your IRA annuity has not been submitted to the Internal Revenue Service for approval as to the form of the contract.

STATUS OF OUR IRA

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Direction Variable Annuity	55

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Registered Separate Account, us, and the Policy. You may obtain a copy without charge upon request, and make other inquiries about your Policy, by calling our toll-free telephone number 800-745-1112 or accessing the following website

ameritas.com.

REPORTS TO YOU

We will send you a statement at least annually showing your Accumulation Value. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Registered Separate Account and the Insurance Company, are available on the SEC's website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is 800-289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or 5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: clientservices@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2025 Ameritas Life Insurance Corp.	SEC Registration # 811-05192
Class/Contract # C000162725
File # 333-206889

Direction Variable Annuity	56

Statement of Additional Information: May 1, 2025
to accompany Policy Prospectuses listed below.

Variable Annuity Policies:
Overture Annuity	Overture Accent!
Overture Annuity II	Medley!
Overture Annuity III	Overture Medley ®
Overture Annuity III-Plus	Direction Variable Annuity
Overture Acclaim!
offered through
Ameritas Variable Separate Account VA-2

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
PURCHASE OF SECURITIES BEING OFFERED
UNDERWRITER
CALCULATION OF PERFORMANCE DATA

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT

FINANCIAL STATEMENTS	4

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by emailing us, or accessing through our website at ameritas.com/prospectuses, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 (referred to as the "Registered Separate Account") is a separate investment account of Ameritas Life Insurance Corp. (“Insurance Company, we, us, our, Ameritas Life). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registered Separate Account is a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on May 28, 1987, under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policies described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

Ameritas Variable Separate Account VA-2	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select, and Ameritas Bluestar Retirement Services, LLC. At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2022, 2023, or 2024.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policies sold under the Separate Account are flexible premium deferred variable annuity policies. We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policies listed above, and offered through the Separate Account, are no longer offered for new sales. The Policies were distributed by AIC (the “Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). AIC entered into contracts with various broker-dealers to distribute the Policy.

YEAR:	2022	2023	2024
Variable annuity commissions the Insurance Company paid to the Underwriter that were paid to other broker-dealers and representatives (not kept by the Underwriter.)	$3,149,558	$3,319,563	$2,408,127
Variable annuity commissions earned and kept by the Underwriter.	$0	$0	$0
Fees the Insurance Company paid to the Underwriter for variable annuity Principal Underwriter services.	$997,400	$1,110,447	$931,356

CALCULATION OF PERFORMANCE DATA

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Variable Separate Account VA-2	SAI: 2	Statement of Additional Information

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy Value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the money market subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs

Ameritas Variable Separate Account VA-2	SAI: 3	Statement of Additional Information

of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2024, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the Subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2024, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI: 4	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2024
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 21, 2025

We have served as the Account’s auditor since 1987.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
587,612.384 shares at $26.59 per share (cost $13,288,609)	$15,624,613
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
67,860.704 shares at $26.36 per share (cost $1,604,052)	1,788,808
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
362,974.824 shares at $25.50 per share (cost $8,260,256)	9,255,858
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
296,231.197 shares at $96.94 per share (cost $21,003,361)	28,716,652
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
26,079.697 shares at $95.95 per share (cost $1,889,321)	2,502,347
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
90,978.495 shares at $92.74 per share (cost $7,217,679)	8,437,346
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
537,168.248 shares at $4.72 per share (cost $2,710,992)	2,535,434
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
90,024.810 shares at $4.68 per share (cost $464,185)	421,316
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
7,292,608.839 shares at $4.47 per share (cost $37,849,846)	32,597,962
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
132,074.673 shares at $25.47 per share (cost $2,592,819)	3,363,942
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
15,934.070 shares at $25.31 per share (cost $322,115)	403,291
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
260,242.136 shares at $25.15 per share (cost $5,487,102)	6,545,090
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
321,086.078 shares at $16.45 per share (cost $4,931,590)	5,281,866
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
58,985.573 shares at $16.26 per share (cost $895,362)	959,105
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
88,378.589 shares at $15.90 per share (cost $1,332,241)	1,405,220
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
356,144.009 shares at $10.98 per share (cost $4,484,850)	3,910,461
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
5,168,896.894 shares at $10.62 per share (cost $63,851,727)	54,893,685
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
403,738.687 shares at $57.94 per share (cost $14,490,494)	23,392,620
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
76,912.635 shares at $57.48 per share (cost $2,769,331)	4,420,938

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
567,480.393 shares at $55.50 per share (cost $20,704,520)	$31,495,162
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
37,009.690 shares at $23.03 per share (cost $606,594)	852,333
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,866.953 shares at $22.79 per share (cost $110,380)	156,498
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
21,245.785 shares at $22.52 per share (cost $400,203)	478,455
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
118,860.995 shares at $35.48 per share (cost $4,095,847)	4,217,188
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
53,870,362.660 shares at $1.00 per share (cost $53,870,363)	53,870,363
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
1,280,725.280 shares at $1.00 per share (cost $1,280,725)	1,280,725
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
18,691.303 shares at $561.23 per share (cost $5,842,900)	10,490,120
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
45,963.439 shares at $10.57 per share (cost $517,931)	485,834
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
279,529.925 shares at $22.12 per share (cost $4,278,820)	6,183,202
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
734,429.506 shares at $34.22 per share (cost $21,698,500)	25,132,178
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
436,383.360 shares at $13.81 per share (cost $7,452,742)	6,026,454
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
231,639.942 shares at $23.27 per share (cost $5,419,951)	5,390,261
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
17,671.104 shares at $67.08 per share (cost $980,704)	1,185,378
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
76,851.663 shares at $10.75 per share (cost $1,147,396)	826,155
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
98,500.266 shares at $33.42 per share (cost $3,254,745)	3,291,879
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
320,760.483 shares at $8.31 per share (cost $2,927,169)	2,665,520
MFS(R) Research International Portfolio, Initial Class (Research) -
1,224,980.238 shares at $17.13 per share (cost $19,104,488)	20,983,911

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$362,977
5,744.220 shares at $63.19 per share (cost $316,060)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
164,899.768 shares at $9.27 per share (cost $1,599,541)	1,528,621
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
13,532.096 shares at $10.52 per share (cost $158,142)	142,358
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
47,802.275 shares at $10.16 per share (cost $532,406)	485,671
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
70,957.266 shares at $11.18 per share (cost $846,600)	793,302
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
34,753.344 shares at $9.66 per share (cost $375,516)	335,717
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	339,657
34,765.332 shares at $9.77 per share (cost $364,236)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
42,942.367 shares at $12.47 per share (cost $567,679)	535,491
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
7,169.209 shares at $15.24 per share (cost $116,233)	109,259
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,158,981.436 shares at $13.73 per share (cost $16,403,834)	15,912,815
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
110,084.531 shares at $9.21 per share (cost $1,085,540)	1,013,879
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
6,189.148 shares at $9.12 per share (cost $55,682)	56,445
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,381,371.583 shares at $2.74 per share (cost $5,119,088)	6,524,958
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
63,627.815 shares at $27.78 per share (cost $1,799,253)	1,767,581
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
525,653.263 shares at $2.70 per share (cost $1,122,068)	1,419,264

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Disciplined Core Value Fund Portfolio, Standard Class II
(Disciplined Core Value II) -
3,912,572.172 shares at $8.57 per share (cost $31,758,064)	$33,511,181
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II
(Mid Cap Value II) -
410,817.468 shares at $19.66 per share (cost $7,887,829)	8,075,439
LVIP American Century Disciplined Core Value Fund Portfolio, Service Class
(Disciplined Core Value SC) -
139,433.623 shares at $8.57 per share (cost $1,131,843)	1,194,249
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
193,467.649 shares at $33.52 per share (cost $6,323,212)	6,485,036
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
188,491.591 shares at $13.39 per share (cost $2,782,752)	2,523,902
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
271,928.334 shares at $11.07 per share (cost $2,776,204)	3,010,247
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
32,349.267 shares at $78.03 per share (cost $2,414,877)	2,524,213
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
19,005.004 shares at $25.60 per share (cost $483,877)	486,528
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
12,116.895 shares at $17.33 per share (cost $188,635)	209,986
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
112,713.122 shares at $13.05 per share (cost $1,557,732)	1,470,906
Calvert Variable Trust, Inc. (Summit):
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
380,010.477 shares at $128.46 per share (cost $34,735,908)	48,816,146
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
321,055.429 shares at $85.90 per share (cost $23,080,584)	27,578,661
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
270,916.287 shares at $167.34 per share (cost $18,231,419)	45,335,131
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
348,085.794 shares at $95.85 per share (cost $26,977,503)	33,364,023
CVT S&P 500 Index Portfolio (S&P 500) -
687,892.429 shares at $201.72 per share (cost $87,018,094)	138,761,661
CVT Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,267,384.523 shares at $47.57 per share (cost $68,611,634)	60,289,482
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
3,823,368.166 shares at $20.91 per share (cost $67,230,893)	79,946,628

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,322,060.862 shares at $19.88 per share (cost $39,904,799)	$46,162,570
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
2,908,191.534 shares at $17.60 per share (cost $47,989,767)	51,184,171
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
327,039.139 shares at $20.46 per share (cost $6,018,732)	6,691,221
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
116,785.643 shares at $20.44 per share (cost $2,115,647)	2,387,099
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
44,513.478 shares at $19.39 per share (cost $805,570)	863,116
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
108,109.990 shares at $13.81 per share (cost $1,451,546)	1,492,999
DWS International Growth VIP Portfolio, Class A (Thematic) -
19,341.047 shares at $16.32 per share (cost $266,671)	315,646
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
1,745.951 shares at $12.94 per share (cost $22,655)	22,593
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
48,562.286 shares at $16.49 per share (cost $805,416)	800,792
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
9,619.483 shares at $20.40 per share (cost $190,761)	196,237
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
24,968.252 shares at $26.62 per share (cost $651,841)	664,655
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
833,539.876 shares at $56.35 per share (cost $22,747,203)	46,969,972
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
980,089.345 shares at $9.04 per share (cost $9,997,255)	8,860,008
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
561,233.506 shares at $9.64 per share (cost $5,755,938)	5,410,291
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
24,789.678 shares at $10.32 per share (cost $252,935)	255,829
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
7,433.827 shares at $10.64 per share (cost $91,347)	79,096

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
7,028.214 shares at $9.64 per share (cost $69,807)	$67,752
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
409,402.710 shares at $11.51 per share (cost $5,074,422)	4,712,225
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
11,001.341 shares at $5.56 per share (cost $79,878)	61,167
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
46,809.510 shares at $11.15 per share (cost $503,849)	521,926
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
48,499.788 shares at $12.35 per share (cost $522,941)	598,972
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
17,877.745 shares at $10.34 per share (cost $187,497)	184,856
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,046,917.242 shares at $11.38 per share (cost $32,927,120)	23,293,918
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
189,755.834 shares at $14.36 per share (cost $2,811,291)	2,724,894
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
6,971.004 shares at $17.54 per share (cost $121,457)	122,271
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
25,946.882 shares at $14.32 per share (cost $384,864)	371,559
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
38,596.178 shares at $13.76 per share (cost $487,341)	531,083
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
10,895.498 shares at $30.87 per share (cost $317,375)	336,344
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
1,427,758.005 shares at $12.78 per share (cost $18,071,161)	18,246,747
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
174,906.197 shares at $16.53 per share (cost $2,468,437)	2,891,199
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
39,836.937 shares at $36.37 per share (cost $1,389,571)	1,448,869
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
36,449.286 shares at $125.79 per share (cost $3,251,571)	4,584,956
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
23,874.735 shares at $17.75 per share (cost $459,075)	423,777

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund Portfolio, Class 2 (New World) -
20,962.969 shares at $26.33 per share (cost $543,392)	$551,955
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
36,102.881 shares at $68.38 per share (cost $1,925,545)	2,468,715
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
141,043.713 shares at $25.65 per share (cost $3,307,898)	3,617,771
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
42,242.514 shares at $3.65 per share (cost $166,506)	154,185
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,651.679 shares at $10.04 per share (cost $179,751)	127,023
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
18,222.920 shares at $13.08 per share (cost $245,577)	238,356
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,365.532 shares at $37.94 per share (cost $190,233)	279,448
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
21,359.655 shares at $40.08 per share (cost $557,710)	856,095
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
59,450.389 shares at $6.08 per share (cost $382,817)	361,458
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
8,332.159 shares at $108.91 per share (cost $488,708)	907,455
Ivy Variable Insurance Portfolios (Ivy):
Macquarie VIP Asset Strategy Series Portfolio, Service Class (Strategy) -
0.000 shares at $9.2900 per share (cost $0)	-
Macquarie VIP Balanced Series Portfolio, Service Class (Balanced) -
368,842.605 shares at $6.1600 per share (cost $2,093,959)	2,272,070
Macquarie VIP Energy Series Portfolio, Service Class (Energy) -
72,437.571 shares at $4.6800 per share (cost $346,453)	339,008
Macquarie VIP Smid Cap Core Series Portfolio, Service Class (Small Cap Value) -
23,222.509 shares at $13.1000 per share (cost $311,301)	304,215
Macquarie VIP Science and Technology Series Portfolio, Service Class (Science) -
91,051.098 shares at $29.0900 per share (cost $2,363,114)	2,648,676
Macquarie VIP Mid Cap Growth Series Portfolio, Service Class (Mid Cap Growth) -
59,709.955 shares at $9.9300 per share (cost $694,613)	592,920
Macquarie VIP International Core Equity Series Portfolio, Service Class (International) -
7,389.431 shares at $16.5200 per share (cost $114,738)	122,073

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2024

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ivy Variable Insurance Portfolios (Ivy), continued:
Macquarie VIP Global Growth Series Portfolio, Service Class (Global) -
16,062.817 shares at $3.6500 per share (cost $60,871)	$58,629
Macquarie VIP High Income Series Portfolio, Service Class (High Income) -
66,523.595 shares at $2.9300 per share (cost $219,626)	194,914
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
28,860.422 shares at $10.87 per share (cost $361,676)	313,713
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
16,794.959 shares at $15.68 per share (cost $267,670)	263,345
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
14,947.888 shares at $20.34 per share (cost $264,488)	304,040
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
28,043.191 shares at $9.33 per share (cost $235,260)	261,643
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
9,005.055 shares at $24.05 per share (cost $208,153)	216,572

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,157,312,673

The accompanying notes are an integral part of these financial statements.

FS-11

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FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$275,916
Mortality and expense risk charge	(212,702)
Net investment income(loss)	63,214

Realized gain(loss) on investments:
Net realized gain distributions	907,889
Net realized gain(loss) on sale of fund shares	486,677
Net realized gain(loss)	1,394,566

Change in unrealized appreciation/depreciation	615,774

Net increase(decrease) in net assets resulting
from operations	$2,073,554

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$63,214	$87,629
Net realized gain(loss)	1,394,566	596,042
Net change in unrealized appreciation/depreciation	615,774	686,959
Net increase(decrease) in net assets resulting
from operations	2,073,554	1,370,630

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,449	20,722
Subaccounts transfers (including fixed account), net	(868,339)	(448,825)
Transfers for policyowner benefits and terminations	(1,542,366)	(1,131,836)
Policyowner maintenance charges	(28,126)	(26,247)
Net increase(decrease) from policyowner transactions	(2,416,382)	(1,586,186)

Total increase(decrease) in net assets	(342,828)	(215,556)
Net assets at beginning of period	15,967,441	16,182,997
Net assets at end of period	$15,624,613	$15,967,441

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2024		2024		2024

$29,907		$147,412		$245
(17,928)		(89,282)		(373,463)
11,979		58,130		(373,218)

104,004		556,625		6,157,591
88,855		272,542		1,642,787
192,859		829,167		7,800,378

49,267		323,759		(503,287)

$254,105		$1,211,056		$6,923,873

Equity-Income SC		Equity-Income SC2		Growth IC

2024	2023	2024	2023	2024	2023

$11,979	$16,352	$58,130	$70,152	$(373,218)	$(270,027)
192,859	100,581	829,167	334,410	7,800,378	1,819,590
49,267	54,474	323,759	397,806	(503,287)	5,203,707

254,105	171,407	1,211,056	802,368	6,923,873	6,753,270

-	-	25,671	21,203	34,351	59,532
143,780	415,366	97,453	(83,785)	(860,743)	(9,770)
(390,316)	(568,677)	(1,259,985)	(810,915)	(2,318,512)	(2,419,028)
(244)	(262)	(20,519)	(19,835)	(42,599)	(40,330)
(246,780)	(153,573)	(1,157,380)	(893,332)	(3,187,503)	(2,409,596)

7,325	17,834	53,676	(90,964)	3,736,370	4,343,674
1,781,483	1,763,649	9,202,182	9,293,146	24,980,282	20,636,608
$1,788,808	$1,781,483	$9,255,858	$9,202,182	$28,716,652	$24,980,282

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(30,813)
Net investment income(loss)	(30,813)

Realized gain(loss) on investments:
Net realized gain distributions	650,810
Net realized gain(loss) on sale of fund shares	458,288
Net realized gain(loss)	1,109,098

Change in unrealized appreciation/depreciation	(254,321)

Net increase(decrease) in net assets resulting
from operations	$823,964

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(30,813)	$(23,619)
Net realized gain(loss)	1,109,098	168,409
Net change in unrealized appreciation/depreciation	(254,321)	633,446
Net increase(decrease) in net assets resulting
from operations	823,964	778,236

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	11,842	(27,791)
Transfers for policyowner benefits and terminations	(1,245,764)	(134,288)
Policyowner maintenance charges	(370)	(350)
Net increase(decrease) from policyowner transactions	(1,234,292)	(162,429)

Total increase(decrease) in net assets	(410,328)	615,807
Net assets at beginning of period	2,912,675	2,296,868
Net assets at end of period	$2,502,347	$2,912,675

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2024		2024		2024

$-		$150,414		$23,873
(84,248)		(35,527)		(4,402)
(84,248)		114,887		19,471

1,924,551		-		-
634,929		(28,018)		(7,708)
2,559,480		(28,018)		(7,708)

(305,209)		105,928		23,505

$2,170,023		$192,797		$35,268

Growth SC2		High Income IC		High Income SC

2024	2023	2024	2023	2024	2023

$(84,248)	$(67,002)	$114,887	$114,893	$19,471	$20,723
2,559,480	485,096	(28,018)	(79,265)	(7,708)	(15,450)
(305,209)	1,672,797	105,928	194,414	23,505	36,095

2,170,023	2,090,891	192,797	230,042	35,268	41,368

19,955	41,866	9,762	13,570	14,280	-
301,185	309,869	26,647	118,774	2,038	13,298
(1,820,955)	(808,995)	(439,875)	(328,525)	(92,206)	(70,081)
(16,433)	(13,454)	(5,688)	(4,077)	(77)	(86)
(1,516,248)	(470,714)	(409,154)	(200,258)	(75,965)	(56,869)

653,775	1,620,177	(216,357)	29,784	(40,697)	(15,501)
7,783,571	6,163,394	2,751,791	2,722,007	462,013	477,514
$8,437,346	$7,783,571	$2,535,434	$2,751,791	$421,316	$462,013

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,010,670
Mortality and expense risk charge	(331,535)
Net investment income(loss)	1,679,135

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,119,311)
Net realized gain(loss)	(1,119,311)

Change in unrealized appreciation/depreciation	1,965,341

Net increase(decrease) in net assets resulting
from operations	$2,525,165

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,679,135	$1,674,992
Net realized gain(loss)	(1,119,311)	(1,267,944)
Net change in unrealized appreciation/depreciation	1,965,341	2,842,012
Net increase(decrease) in net assets resulting
from operations	2,525,165	3,249,060

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	126,144	106,683
Subaccounts transfers (including fixed account), net	1,205,293	356,404
Transfers for policyowner benefits and terminations	(7,714,570)	(5,032,305)
Policyowner maintenance charges	(312,994)	(336,324)
Net increase(decrease) from policyowner transactions	(6,696,127)	(4,905,542)

Total increase(decrease) in net assets	(4,170,962)	(1,656,482)
Net assets at beginning of period	36,768,924	38,425,406
Net assets at end of period	$32,597,962	$36,768,924

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2024		2024		2024

$58,160		$6,893		$97,346
(48,878)		(4,272)		(70,396)
9,282		2,621		26,950

158,812		19,226		312,820
199,581		29,107		401,332
358,393		48,333		714,152

(214,830)		(29,517)		(416,677)

$152,845		$21,437		$324,425

Overseas IC		Overseas SC		Overseas SC2

2024	2023	2024	2023	2024	2023

$9,282	$(10,294)	$2,621	$(117)	$26,950	$(13,019)
358,393	119,165	48,333	13,205	714,152	209,920
(214,830)	522,548	(29,517)	69,116	(416,677)	1,091,353

152,845	631,419	21,437	82,204	324,425	1,288,254

16,392	13,291	-	-	25,257	27,123
(237,228)	13,546	(22,832)	(24,057)	(174,416)	(723,873)
(322,558)	(340,794)	(68,848)	(39,475)	(1,018,681)	(377,895)
(5,950)	(6,447)	(60)	(72)	(12,264)	(12,155)
(549,344)	(320,404)	(91,740)	(63,604)	(1,180,104)	(1,086,800)

(396,499)	311,015	(70,303)	18,600	(855,679)	201,454
3,760,441	3,449,426	473,594	454,994	7,400,769	7,199,315
$3,363,942	$3,760,441	$403,291	$473,594	$6,545,090	$7,400,769

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$129,124
Mortality and expense risk charge	(73,531)
Net investment income(loss)	55,593

Realized gain(loss) on investments:
Net realized gain distributions	36,992
Net realized gain(loss) on sale of fund shares	79,464
Net realized gain(loss)	116,456

Change in unrealized appreciation/depreciation	230,142

Net increase(decrease) in net assets resulting
from operations	$402,191

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$55,593	$59,282
Net realized gain(loss)	116,456	45,344
Net change in unrealized appreciation/depreciation	230,142	548,510
Net increase(decrease) in net assets resulting
from operations	402,191	653,136

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,207	4,194
Subaccounts transfers (including fixed account), net	(641,265)	(354,708)
Transfers for policyowner benefits and terminations	(465,786)	(386,599)
Policyowner maintenance charges	(15,572)	(15,222)
Net increase(decrease) from policyowner transactions	(1,117,416)	(752,335)

Total increase(decrease) in net assets	(715,225)	(99,199)
Net assets at beginning of period	5,997,091	6,096,290
Net assets at end of period	$5,281,866	$5,997,091

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
Asset Mgr.		Asset Mgr.
SC		SC2		Inv. Bond IC

2024		2024		2024

$22,599		$32,618		$142,301
(9,932)		(13,016)		(51,954)
12,667		19,602		90,347

6,536		9,277		-
15,321		16,945		(82,697)
21,857		26,222		(82,697)

41,964		46,949		9,458

$76,488		$92,773		$17,108

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2024	2023	2024	2023	2024	2023

$12,667	$13,234	$19,602	$16,944	$90,347	$52,230
21,857	9,069	26,222	12,695	(82,697)	(135,043)
41,964	88,748	46,949	132,128	9,458	282,360

76,488	111,051	92,773	161,767	17,108	199,547

-	-	5,105	5,230	37,143	19,622
4,198	1,582	71,221	(41,751)	125,913	100,397
(160,766)	(38,973)	(215,290)	(136,640)	(476,141)	(615,194)
(134)	(146)	(2,466)	(3,303)	(4,866)	(5,489)
(156,702)	(37,537)	(141,430)	(176,464)	(317,951)	(500,664)

(80,214)	73,514	(48,657)	(14,697)	(300,843)	(301,117)
1,039,319	965,805	1,453,877	1,468,574	4,211,304	4,512,421
$959,105	$1,039,319	$1,405,220	$1,453,877	$3,910,461	$4,211,304

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,893,209
Mortality and expense risk charge	(558,883)
Net investment income(loss)	1,334,326

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,438,520)
Net realized gain(loss)	(1,438,520)

Change in unrealized appreciation/depreciation	432,755

Net increase(decrease) in net assets resulting
from operations	$328,561

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,334,326	$929,357
Net realized gain(loss)	(1,438,520)	(1,079,790)
Net change in unrealized appreciation/depreciation	432,755	3,128,653
Net increase(decrease) in net assets resulting
from operations	328,561	2,978,220

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	170,889	478,264
Subaccounts transfers (including fixed account), net	5,568,756	3,733,551
Transfers for policyowner benefits and terminations	(12,601,571)	(7,248,229)
Policyowner maintenance charges	(533,589)	(573,962)
Net increase(decrease) from policyowner transactions	(7,395,515)	(3,610,376)

Total increase(decrease) in net assets	(7,066,954)	(632,156)
Net assets at beginning of period	61,960,639	62,592,795
Net assets at end of period	$54,893,685	$61,960,639

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2024		2024		2024

$41,799		$4,156		$10,955
(307,021)		(46,090)		(304,013)
(265,222)		(41,934)		(293,058)

2,652,671		503,738		3,694,520
1,262,326		681,755		2,769,584
3,914,997		1,185,493		6,464,104

2,402,394		212,322		2,535,669

$6,052,169		$1,355,881		$8,706,715

Contrafund IC		Contrafund SC		Contrafund SC2

2024	2023	2024	2023	2024	2023

$(265,222)	$(154,717)	$(41,934)	$(24,635)	$(293,058)	$(191,297)
3,914,997	1,257,250	1,185,493	311,397	6,464,104	2,014,726
2,402,394	3,795,537	212,322	905,975	2,535,669	5,744,005

6,052,169	4,898,070	1,355,881	1,192,737	8,706,715	7,567,434

125,748	93,994	-	-	156,749	781,617
(39,370)	(395,573)	(271,627)	(157,189)	(2,357,013)	(1,882,557)
(2,113,722)	(1,637,657)	(1,194,517)	(386,005)	(4,037,219)	(2,156,187)
(23,136)	(20,356)	(491)	(510)	(56,116)	(49,922)
(2,050,480)	(1,959,592)	(1,466,635)	(543,704)	(6,293,599)	(3,307,049)

4,001,689	2,938,478	(110,754)	649,033	2,413,116	4,260,385
19,390,931	16,452,453	4,531,692	3,882,659	29,082,046	24,821,661
$23,392,620	$19,390,931	$4,420,938	$4,531,692	$31,495,162	$29,082,046

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,033
Mortality and expense risk charge	(12,479)
Net investment income(loss)	2,554

Realized gain(loss) on investments:
Net realized gain distributions	10,995
Net realized gain(loss) on sale of fund shares	49,714
Net realized gain(loss)	60,709

Change in unrealized appreciation/depreciation	19,191

Net increase(decrease) in net assets resulting
from operations	$82,454

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,554	$2,864
Net realized gain(loss)	60,709	41,904
Net change in unrealized appreciation/depreciation	19,191	86,689
Net increase(decrease) in net assets resulting
from operations	82,454	131,457

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24	74
Subaccounts transfers (including fixed account), net	(30,319)	2,039
Transfers for policyowner benefits and terminations	(127,755)	(197,707)
Policyowner maintenance charges	(1,138)	(1,276)
Net increase(decrease) from policyowner transactions	(159,188)	(196,870)

Total increase(decrease) in net assets	(76,734)	(65,413)
Net assets at beginning of period	929,067	994,480
Net assets at end of period	$852,333	$929,067

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2024		2024		2024

$2,635		$8,427		$14,290
(1,455)		(4,865)		(42,717)
1,180		3,562		(28,427)

1,780		6,119		554,400
708		16,425		64,615
2,488		22,544		619,015

10,162		21,217		24,549

$13,830		$47,323		$615,137

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2024	2023	2024	2023	2024	2023

$1,180	$1,098	$3,562	$3,546	$(28,427)	$(23,514)
2,488	475	22,544	5,437	619,015	86,060
10,162	17,254	21,217	61,464	24,549	418,260

13,830	18,827	47,323	70,447	615,137	480,806

-	-	1,600	1,766	111,678	169,785
544	427	8,844	(41)	(58,735)	28,543
(1,036)	(958)	(77,854)	(71,394)	(364,305)	(454,813)
(29)	(29)	(1,155)	(1,842)	(7,233)	(7,239)
(521)	(560)	(68,565)	(71,511)	(318,595)	(263,724)

13,309	18,267	(21,242)	(1,064)	296,542	217,082
143,189	124,922	499,697	500,761	3,920,646	3,703,564
$156,498	$143,189	$478,455	$499,697	$4,217,188	$3,920,646

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$764,270
Mortality and expense risk charge	(161,618)
Net investment income(loss)	602,652

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$602,652

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$602,652	$504,830
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	602,652	504,830

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	68,694	202,891
Subaccounts transfers (including fixed account), net	56,965,705	7,812,063
Transfers for policyowner benefits and terminations	(16,981,566)	(9,885,289)
Policyowner maintenance charges	(47,458)	(31,900)
Net increase(decrease) from policyowner transactions	40,005,375	(1,902,235)

Total increase(decrease) in net assets	40,608,027	(1,397,405)
Net assets at beginning of period	13,262,336	14,659,741
Net assets at end of period	$53,870,363	$13,262,336

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2024		2024		2024

$78,421		$106,701		$17,109
(16,626)		(102,324)		(4,608)
61,795		4,377		12,501

-		6,244		-
-		664,526		(4,313)
-		670,770		(4,313)

-		1,433,495		11,997

$61,795		$2,108,642		$20,185

Money Market SC2		Index 500 SC2		Strategic SC2

2024	2023	2024	2023	2024	2023

$61,795	$83,334	$4,377	$22,915	$12,501	$15,312
-	-	670,770	369,138	(4,313)	(5,264)
-	-	1,433,495	1,501,691	11,997	25,601

61,795	83,334	2,108,642	1,893,744	20,185	35,649

194,688	88,306	707,707	707,097	10,913	214
255,369	(116,934)	(283,253)	(79,689)	30,833	(16,939)
(1,301,283)	(690,673)	(1,208,025)	(781,691)	(40,528)	(14,350)
(1,800)	(2,522)	(5,392)	(5,094)	(370)	(326)
(853,026)	(721,823)	(788,963)	(159,377)	848	(31,401)

(791,231)	(638,489)	1,319,679	1,734,367	21,033	4,248
2,071,956	2,710,445	9,170,441	7,436,074	464,801	460,553
$1,280,725	$2,071,956	$10,490,120	$9,170,441	$485,834	$464,801

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(68,042)
Net investment income(loss)	(68,042)

Realized gain(loss) on investments:
Net realized gain distributions	11,482
Net realized gain(loss) on sale of fund shares	298,429
Net realized gain(loss)	309,911

Change in unrealized appreciation/depreciation	626,304

Net increase(decrease) in net assets resulting
from operations	$868,173

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(68,042)	$17,274
Net realized gain(loss)	309,911	267,553
Net change in unrealized appreciation/depreciation	626,304	577,603
Net increase(decrease) in net assets resulting
from operations	868,173	862,430

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,360	16,113
Subaccounts transfers (including fixed account), net	240,138	113,960
Transfers for policyowner benefits and terminations	(650,607)	(895,879)
Policyowner maintenance charges	(7,420)	(7,608)
Net increase(decrease) from policyowner transactions	(350,529)	(773,414)

Total increase(decrease) in net assets	517,644	89,016
Net assets at beginning of period	5,665,558	5,576,542
Net assets at end of period	$6,183,202	$5,665,558

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2024		2024		2024

$582,773		$-		$125,670
(265,343)		(66,682)		(50,774)
317,430		(66,682)		74,896

719,139		-		243,287
481,374		(376,183)		11,719
1,200,513		(376,183)		255,006

1,026,437		792,951		(17,414)

$2,544,380		$350,086		$312,488

Utilities		New Discovery		Total Return

2024	2023	2024	2023	2024	2023

$317,430	$623,623	$(66,682)	$(67,124)	$74,896	$50,302
1,200,513	1,884,850	(376,183)	(372,144)	255,006	173,221
1,026,437	(3,332,917)	792,951	1,240,803	(17,414)	210,366

2,544,380	(824,444)	350,086	801,535	312,488	433,889

122,856	149,386	18,902	43,824	15,313	25,452
(233,875)	65,263	(20,878)	(6,728)	505,895	(175,804)
(2,383,391)	(1,882,602)	(905,858)	(525,903)	(460,231)	(492,152)
(35,718)	(36,545)	(9,389)	(10,545)	(6,734)	(7,439)
(2,530,128)	(1,704,498)	(917,223)	(499,352)	54,243	(649,943)

14,252	(2,528,942)	(567,137)	302,183	366,731	(216,054)
25,117,926	27,646,868	6,593,591	6,291,408	5,023,530	5,239,584
$25,132,178	$25,117,926	$6,026,454	$6,593,591	$5,390,261	$5,023,530

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(11,094)
Net investment income(loss)	(11,094)

Realized gain(loss) on investments:
Net realized gain distributions	91,358
Net realized gain(loss) on sale of fund shares	15,161
Net realized gain(loss)	106,519

Change in unrealized appreciation/depreciation	182,313

Net increase(decrease) in net assets resulting
from operations	$277,738

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,094)	$(7,869)
Net realized gain(loss)	106,519	64,593
Net change in unrealized appreciation/depreciation	182,313	175,474
Net increase(decrease) in net assets resulting
from operations	277,738	232,198

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	14,148	91,850
Subaccounts transfers (including fixed account), net	33,184	33,549
Transfers for policyowner benefits and terminations	(75,942)	(71,707)
Policyowner maintenance charges	(797)	(733)
Net increase(decrease) from policyowner transactions	(29,407)	52,959

Total increase(decrease) in net assets	248,331	285,157
Net assets at beginning of period	937,047	651,890
Net assets at end of period	$1,185,378	$937,047

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2024		2024		2024

$-		$69,486		$113,330
(8,031)		(32,480)		(29,027)
(8,031)		37,006		84,303

-		96,745		-
(36,294)		5,099		(91,035)
(36,294)		101,844		(91,035)

84,299		180,209		65,566

$39,974		$319,059		$58,834

New Discovery SC		Utilities SC		Strategic

2024	2023	2024	2023	2024	2023

$(8,031)	$(6,921)	$37,006	$71,405	$84,303	$73,646
(36,294)	(42,107)	101,844	171,557	(91,035)	(106,103)
84,299	138,165	180,209	(342,794)	65,566	206,125

39,974	89,137	319,059	(99,832)	58,834	173,668

53,049	21,880	71,564	1,137,680	7,727	3,248
5,224	(27,931)	71,023	(1,505)	52,220	651,553
(30,564)	(9,013)	(199,448)	(96,807)	(346,546)	(423,473)
(706)	(746)	(4,015)	(3,811)	(5,167)	(4,733)
27,003	(15,810)	(60,876)	1,035,557	(291,766)	226,595

66,977	73,327	258,183	935,725	(232,932)	400,263
759,178	685,851	3,033,696	2,097,971	2,898,452	2,498,189
$826,155	$759,178	$3,291,879	$3,033,696	$2,665,520	$2,898,452

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$361,232
Mortality and expense risk charge	(223,440)
Net investment income(loss)	137,792

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	634,323
Net realized gain(loss)	634,323

Change in unrealized appreciation/depreciation	(130,746)

Net increase(decrease) in net assets resulting
from operations	$641,369

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$137,792	$24,581
Net realized gain(loss)	634,323	144,225
Net change in unrealized appreciation/depreciation	(130,746)	2,671,507
Net increase(decrease) in net assets resulting
from operations	641,369	2,840,313

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	98,397	91,968
Subaccounts transfers (including fixed account), net	523,468	(482,471)
Transfers for policyowner benefits and terminations	(4,871,167)	(2,742,519)
Policyowner maintenance charges	(193,437)	(209,210)
Net increase(decrease) from policyowner transactions	(4,442,739)	(3,342,232)

Total increase(decrease) in net assets	(3,801,370)	(501,919)
Net assets at beginning of period	24,785,281	25,287,200
Net assets at end of period	$20,983,911	$24,785,281

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2024		2024		2024

$2,282		$51,319		$2,957
(3,021)		(12,565)		(976)
(739)		38,754		1,981

20,369		-		-
506		(5,536)		(375)
20,875		(5,536)		(375)

40,151		(11,246)		(2,478)

$60,287		$21,972		$(872)

Blended Core SC		Corporate SC		Government SC

2024	2023	2024	2023	2024	2023

$(739)	$402	$38,754	$30,022	$1,981	$184
20,875	15,216	(5,536)	(5,416)	(375)	(1,718)
40,151	25,271	(11,246)	42,088	(2,478)	4,089

60,287	40,889	21,972	66,694	(872)	2,555

5,672	75,561	2,151	257,576	4,020	3,474
59,838	31,279	446,561	365,006	54,953	(6)
(598)	(17,260)	(48,636)	(20,576)	(1,693)	(9,470)
(171)	(121)	(1,404)	(1,110)	(132)	(96)
64,741	89,459	398,672	600,896	57,148	(6,098)

125,028	130,348	420,644	667,590	56,276	(3,543)
237,949	107,601	1,107,977	440,387	86,082	89,625
$362,977	$237,949	$1,528,621	$1,107,977	$142,358	$86,082

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,740
Mortality and expense risk charge	(4,811)
Net investment income(loss)	(71)

Realized gain(loss) on investments:
Net realized gain distributions	15,104
Net realized gain(loss) on sale of fund shares	(4,560)
Net realized gain(loss)	10,544

Change in unrealized appreciation/depreciation	30,329

Net increase(decrease) in net assets resulting
from operations	$40,802

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(71)	$4,445
Net realized gain(loss)	10,544	24,412
Net change in unrealized appreciation/depreciation	30,329	23,504
Net increase(decrease) in net assets resulting
from operations	40,802	52,361

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,997	65,243
Subaccounts transfers (including fixed account), net	7,809	(25,136)
Transfers for policyowner benefits and terminations	(45,758)	(1,157)
Policyowner maintenance charges	(991)	(944)
Net increase(decrease) from policyowner transactions	8,057	38,006

Total increase(decrease) in net assets	48,859	90,367
Net assets at beginning of period	436,812	346,445
Net assets at end of period	$485,671	$436,812

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2024		2024		2024

$11,588		$5,587		$2,720
(8,612)		(3,401)		(3,189)
2,976		2,186		(469)

20,353		2,999		2,969
(9,402)		(8,848)		(1,433)
10,951		(5,849)		1,536

47,399		18,677		9,952

$61,326		$15,014		$11,019

Moderate SC		Conservative SC		Blended Small Cap SC

2024	2023	2024	2023	2024	2023

$2,976	$12,306	$2,186	$5,851	$(469)	$(1,127)
10,951	45,464	(5,849)	11,988	1,536	1,814
47,399	30,873	18,677	12,604	9,952	40,979

61,326	88,643	15,014	30,443	11,019	41,666

21,847	57,479	9,659	8,610	4,727	16,442
(19,749)	(279)	(34,204)	1,698	60,707	(10,341)
(139,722)	(32,911)	(22,260)	(14,818)	(19,798)	(1,827)
(834)	(874)	(990)	(1,048)	(237)	(205)
(138,458)	23,415	(47,795)	(5,558)	45,399	4,069

(77,132)	112,058	(32,781)	24,885	56,418	45,735
870,434	758,376	368,498	343,613	283,239	237,504
$793,302	$870,434	$335,717	$368,498	$339,657	$283,239

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$398
Mortality and expense risk charge	(797)
Net investment income(loss)	(399)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,824)
Net realized gain(loss)	(1,824)

Change in unrealized appreciation/depreciation	(27,546)

Net increase(decrease) in net assets resulting
from operations	$(29,769)

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(399)	$(67)
Net realized gain(loss)	(1,824)	(4,633)
Net change in unrealized appreciation/depreciation	(27,546)	6,686
Net increase(decrease) in net assets resulting
from operations	(29,769)	1,986

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	60	60
Subaccounts transfers (including fixed account), net	540,603	(17,872)
Transfers for policyowner benefits and terminations	(394)	(6,215)
Policyowner maintenance charges	(98)	(46)
Net increase(decrease) from policyowner transactions	540,171	(24,073)

Total increase(decrease) in net assets	510,402	(22,087)
Net assets at beginning of period	25,089	47,176
Net assets at end of period	$535,491	$25,089

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2024		2024		2024

$1,677		$231,803		$-
(1,162)		(174,552)		(11,672)
515		57,251		(11,672)

-		-		-
(1,294)		(90,102)		(13,900)
(1,294)		(90,102)		(13,900)

(4,553)		1,307,298		90,131

$(5,332)		$1,274,447		$64,559

Global Real Estate SC		Emerging Markets		Intl. Magnum

2024	2023	2024	2023	2024	2023

$515	$(266)	$57,251	$117,841	$(11,672)	$7,238
(1,294)	5,509	(90,102)	(60,059)	(13,900)	(67,847)
(4,553)	5,031	1,307,298	1,872,915	90,131	192,993

(5,332)	10,274	1,274,447	1,930,697	64,559	132,384

3,291	85,415	95,157	87,333	7,990	4,847
(16,955)	(840)	(321,010)	(60,681)	43,538	(102,932)
(701)	(1,191)	(3,442,012)	(2,005,223)	(152,664)	(138,236)
(146)	(131)	(122,467)	(132,905)	(1,848)	(1,989)
(14,511)	83,253	(3,790,332)	(2,111,476)	(102,984)	(238,310)

(19,843)	93,527	(2,515,885)	(180,779)	(38,425)	(105,926)
129,102	35,575	18,428,700	18,609,479	1,052,304	1,158,230
$109,259	$129,102	$15,912,815	$18,428,700	$1,013,879	$1,052,304

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Global II

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(709)
Net investment income(loss)	(709)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(964)
Net realized gain(loss)	(964)

Change in unrealized appreciation/depreciation	6,095

Net increase(decrease) in net assets resulting
from operations	$4,422

	Global II

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(709)	$485
Net realized gain(loss)	(964)	(341)
Net change in unrealized appreciation/depreciation	6,095	9,829
Net increase(decrease) in net assets resulting
from operations	4,422	9,973

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	499	237
Transfers for policyowner benefits and terminations	(34,775)	(1,918)
Policyowner maintenance charges	(200)	(209)
Net increase(decrease) from policyowner transactions	(34,476)	(1,890)

Total increase(decrease) in net assets	(30,054)	8,083
Net assets at beginning of period	86,499	78,416
Net assets at end of period	$56,445	$86,499

The accompanying notes are an integral part of these financial statements.

FS-37

Calvert

Balanced		Mid Cap		Balanced F

2024		2024		2024

$100,897		$2,169		$27,180
(66,823)		(18,156)		(15,234)
34,074		(15,987)		11,946

103,955		17,050		28,004
165,287		(15,387)		50,941
269,242		1,663		78,945

698,689		170,048		157,574

$1,002,005		$155,724		$248,465

Balanced		Mid Cap		Balanced F

2024	2023	2024	2023	2024	2023

$34,074	$26,702	$(15,987)	$(14,209)	$11,946	$7,774
269,242	66,511	1,663	(17,058)	78,945	10,038
698,689	703,397	170,048	208,985	157,574	174,360

1,002,005	796,610	155,724	177,718	248,465	192,172

14,118	29,181	-	-	-	1,020,005
305,819	(12,228)	(3,125)	(23,014)	(160,155)	(129,805)
(545,604)	(436,774)	(203,705)	(55,924)	(61,159)	(15,974)
(8,065)	(7,315)	(2,961)	(2,937)	(1,679)	(1,554)
(233,732)	(427,136)	(209,791)	(81,875)	(222,993)	872,672

768,273	369,474	(54,067)	95,843	25,472	1,064,844
5,756,685	5,387,211	1,821,648	1,725,805	1,393,792	328,948
$6,524,958	$5,756,685	$1,767,581	$1,821,648	$1,419,264	$1,393,792

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Lincoln
	Disciplined
	Core Value II

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$323,374
Mortality and expense risk charge	(239,330)
Net investment income(loss)	84,044

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	316,991
Net realized gain(loss)	316,991

Change in unrealized appreciation/depreciation	1,753,118

Net increase(decrease) in net assets resulting
from operations	$2,154,153

	Disciplined Core Value II

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84,044	$-
Net realized gain(loss)	316,991	-
Net change in unrealized appreciation/depreciation	1,753,118	-
Net increase(decrease) in net assets resulting
from operations	2,154,153	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,425	-
Subaccounts transfers (including fixed account), net	35,551,130	-
Transfers for policyowner benefits and terminations	(4,099,508)	-
Policyowner maintenance charges	(160,019)	-
Net increase(decrease) from policyowner transactions	31,357,028	-

Total increase(decrease) in net assets	33,511,181	-
Net assets at beginning of period	-	-
Net assets at end of period	$33,511,181	$-

The accompanying notes are an integral part of these financial statements.

FS-39

Lincoln				AIM
Mid Cap		Disciplined		Intl.
Value II		Core Value SC		Growth

2024		2024		2024

$168,971		$9,402		$121,945
(55,658)		(8,687)		(71,009)
113,313		715		50,936

147,618		-		36,252
50,288		6,507		99,741
197,906		6,507		135,993

187,610		62,407		(181,383)

$498,829		$69,629		$5,546

Mid Cap Value II		Disciplined Core Value SC		Intl. Growth

2024	2023	2024	2023	2024	2023

$113,313	$-	$715	$-	$50,936	$(58,882)
197,906	-	6,507	-	135,993	(51,211)
187,610	-	62,407	-	(181,383)	1,297,665

498,829	-	69,629	-	5,546	1,187,572

47,219	-	932	-	32,015	44,300
8,376,237	-	1,184,901	-	(119,302)	(354,077)
(837,395)	-	(60,191)	-	(957,664)	(910,923)
(9,451)	-	(1,022)	-	(11,543)	(12,608)
7,576,610	-	1,124,620	-	(1,056,494)	(1,233,308)

8,075,439	-	1,194,249	-	(1,050,948)	(45,736)
-	-	-	-	7,535,984	7,581,720
$8,075,439	$-	$1,194,249	$-	$6,485,036	$7,535,984

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$61,843
Mortality and expense risk charge	(24,239)
Net investment income(loss)	37,604

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(11,336)
Net realized gain(loss)	(11,336)

Change in unrealized appreciation/depreciation	(86,439)

Net increase(decrease) in net assets resulting
from operations	$(60,171)

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$37,604	$12,467
Net realized gain(loss)	(11,336)	(40,571)
Net change in unrealized appreciation/depreciation	(86,439)	219,880
Net increase(decrease) in net assets resulting
from operations	(60,171)	191,776

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,173	4,890
Subaccounts transfers (including fixed account), net	247,989	75,399
Transfers for policyowner benefits and terminations	(118,768)	(114,145)
Policyowner maintenance charges	(3,866)	(3,621)
Net increase(decrease) from policyowner transactions	129,528	(37,477)

Total increase(decrease) in net assets	69,357	154,299
Net assets at beginning of period	2,454,545	2,300,246
Net assets at end of period	$2,523,902	$2,454,545

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
		Discovery
Global Value		Mid Cap		Diversified

2024		2024		2024

$31,887		$-		$7,937
(31,505)		(25,038)		(5,055)
382		(25,038)		2,882

27,475		-		19,348
33,712		(9,461)		2,098
61,187		(9,461)		21,446

354,025		514,141		31,990

$415,594		$479,642		$56,318

Global Value		Discovery Mid Cap		Diversified

2024	2023	2024	2023	2024	2023

$382	$(13,616)	$(25,038)	$(23,572)	$2,882	$3,973
61,187	(60,864)	(9,461)	(124,300)	21,446	40,237
354,025	574,248	514,141	405,926	31,990	(7,070)

415,594	499,768	479,642	258,054	56,318	37,140

25,800	7,529	15,487	16,861	52,999	11,867
139,244	(23,113)	106,155	(106,528)	(804)	39,404
(324,959)	(346,286)	(338,745)	(210,160)	(137,137)	(16,439)
(4,563)	(4,330)	(4,074)	(3,754)	(786)	(755)
(164,478)	(366,200)	(221,177)	(303,581)	(85,728)	34,077

251,116	133,568	258,465	(45,527)	(29,410)	71,217
2,759,131	2,625,563	2,265,748	2,311,275	515,938	444,721
$3,010,247	$2,759,131	$2,524,213	$2,265,748	$486,528	$515,938

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Value

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,525
Mortality and expense risk charge	(2,156)
Net investment income(loss)	(631)

Realized gain(loss) on investments:
Net realized gain distributions	4,573
Net realized gain(loss) on sale of fund shares	(983)
Net realized gain(loss)	3,590

Change in unrealized appreciation/depreciation	51,500

Net increase(decrease) in net assets resulting
from operations	$54,459

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(631)	$(982)
Net realized gain(loss)	3,590	42,113
Net change in unrealized appreciation/depreciation	51,500	(11,683)
Net increase(decrease) in net assets resulting
from operations	54,459	29,448

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	183	46,935
Subaccounts transfers (including fixed account), net	(809)	(1,275)
Transfers for policyowner benefits and terminations	(73,462)	(39,563)
Policyowner maintenance charges	(96)	(147)
Net increase(decrease) from policyowner transactions	(74,184)	5,950

Total increase(decrease) in net assets	(19,725)	35,398
Net assets at beginning of period	229,711	194,313
Net assets at end of period	$209,986	$229,711

The accompanying notes are an integral part of these financial statements.

FS-43

AIM		Summit
		S&P		Russell
Real Estate		MidCap		Small Cap

2024		2024		2024

$37,043		$597,804		$352,683
(15,312)		(539,544)		(306,385)
21,731		58,260		46,298

-		2,154,425		570,537
(1,258)		3,505,098		1,077,923
(1,258)		5,659,523		1,648,460

(67,278)		439,453		1,146,681

$(46,805)		$6,157,236		$2,841,439

Real Estate		S&P MidCap		Russell Small Cap

2024	2023	2024	2023	2024	2023

$21,731	$3,581	$58,260	$90,401	$46,298	$(48,112)
(1,258)	(4,013)	5,659,523	3,923,059	1,648,460	139,507
(67,278)	112,247	439,453	3,401,477	1,146,681	4,281,579

(46,805)	111,815	6,157,236	7,414,937	2,841,439	4,372,974

486	957,854	217,241	174,742	188,508	165,354
(28,074)	(35,650)	(2,659,229)	(308,952)	(1,303,520)	622,872
(18,936)	(2,770)	(8,336,323)	(5,909,290)	(5,255,254)	(2,989,491)
(1,574)	(1,538)	(260,190)	(274,103)	(144,386)	(152,728)
(48,098)	917,896	(11,038,501)	(6,317,603)	(6,514,652)	(2,353,993)

(94,903)	1,029,711	(4,881,265)	1,097,334	(3,673,213)	2,018,981
1,565,809	536,098	53,697,411	52,600,077	31,251,874	29,232,893
$1,470,906	$1,565,809	$48,816,146	$53,697,411	$27,578,661	$31,251,874

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$148,215
Mortality and expense risk charge	(460,948)
Net investment income(loss)	(312,733)

Realized gain(loss) on investments:
Net realized gain distributions	2,913,963
Net realized gain(loss) on sale of fund shares	8,323,422
Net realized gain(loss)	11,237,385

Change in unrealized appreciation/depreciation	(808,974)

Net increase(decrease) in net assets resulting
from operations	$10,115,678

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(312,733)	$(294,695)
Net realized gain(loss)	11,237,385	6,225,468
Net change in unrealized appreciation/depreciation	(808,974)	12,767,974
Net increase(decrease) in net assets resulting
from operations	10,115,678	18,698,747

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	205,009	175,199
Subaccounts transfers (including fixed account), net	(3,299,326)	(4,663,597)
Transfers for policyowner benefits and terminations	(8,795,175)	(4,945,457)
Policyowner maintenance charges	(240,704)	(250,486)
Net increase(decrease) from policyowner transactions	(12,130,196)	(9,684,341)

Total increase(decrease) in net assets	(2,014,518)	9,014,406
Net assets at beginning of period	47,349,649	38,335,243
Net assets at end of period	$45,335,131	$47,349,649

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
EAFE
Intl.		S&P 500		Barclays

2024		2024		2024

$927,998		$1,666,970		$1,746,953
(355,490)		(1,521,859)		(616,452)
572,508		145,111		1,130,501

-		7,511,123		-
1,958,245		12,379,659		(1,177,931)
1,958,245		19,890,782		(1,177,931)

(1,486,566)		9,667,062		99,914

$1,044,187		$29,702,955		$52,484

EAFE Intl.		S&P 500		Barclays

2024	2023	2024	2023	2024	2023

$572,508	$762,518	$145,111	$366,453	$1,130,501	$1,188,803
1,958,245	1,192,405	19,890,782	12,979,685	(1,177,931)	(996,013)
(1,486,566)	4,181,747	9,667,062	16,584,998	99,914	2,708,724

1,044,187	6,136,670	29,702,955	29,931,136	52,484	2,901,514

151,162	141,316	555,205	837,184	223,808	182,925
682,999	(2,013,888)	(8,539,356)	(6,885,725)	6,636,477	4,259,407
(7,675,228)	(4,548,179)	(22,121,522)	(14,482,563)	(13,682,036)	(7,710,973)
(322,427)	(347,558)	(666,675)	(696,722)	(575,886)	(620,289)
(7,163,494)	(6,768,309)	(30,772,348)	(21,227,826)	(7,397,637)	(3,888,930)

(6,119,307)	(631,639)	(1,069,393)	8,703,310	(7,345,153)	(987,416)
39,483,330	40,114,969	139,831,054	131,127,744	67,634,635	68,622,051
$33,364,023	$39,483,330	$138,761,661	$139,831,054	$60,289,482	$67,634,635

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,512,080
Mortality and expense risk charge	(875,315)
Net investment income(loss)	636,765

Realized gain(loss) on investments:
Net realized gain distributions	6,467,577
Net realized gain(loss) on sale of fund shares	6,067,061
Net realized gain(loss)	12,534,638

Change in unrealized appreciation/depreciation	(3,372,952)

Net increase(decrease) in net assets resulting
from operations	$9,798,451

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$636,765	$304,995
Net realized gain(loss)	12,534,638	11,057,475
Net change in unrealized appreciation/depreciation	(3,372,952)	2,145,644
Net increase(decrease) in net assets resulting
from operations	9,798,451	13,508,114

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	164,339	217,804
Subaccounts transfers (including fixed account), net	(2,896,891)	(159,245)
Transfers for policyowner benefits and terminations	(24,114,087)	(17,655,349)
Policyowner maintenance charges	(1,319,663)	(1,540,395)
Net increase(decrease) from policyowner transactions	(28,166,302)	(19,137,185)

Total increase(decrease) in net assets	(18,367,851)	(5,629,071)
Net assets at beginning of period	98,314,479	103,943,550
Net assets at end of period	$79,946,628	$98,314,479

The accompanying notes are an integral part of these financial statements.

FS-47

Summit				Third Avenue

Mod. Growth		Moderate		Value

2024		2024		2024

$952,744		$1,207,590		$190,278
(499,016)		(555,958)		(80,824)
453,728		651,632		109,454

2,313,706		3,137,782		581,873
2,736,946		1,714,449		346,850
5,050,652		4,852,231		928,723

(865,423)		(1,624,027)		(1,244,872)

$4,638,957		$3,879,836		$(206,695)

Mod. Growth		Moderate		Value

2024	2023	2024	2023	2024	2023

$453,728	$203,923	$651,632	$300,766	$109,454	$101,576
5,050,652	4,418,179	4,852,231	4,128,204	928,723	889,432
(865,423)	2,178,651	(1,624,027)	2,254,566	(1,244,872)	392,011

4,638,957	6,800,753	3,879,836	6,683,536	(206,695)	1,383,019

82,565	121,134	204,198	124,083	57,822	77,078
1,196,478	(52,976)	674,040	927,562	(123,974)	(682,123)
(15,419,887)	(7,395,895)	(16,400,447)	(9,553,819)	(915,688)	(678,722)
(690,833)	(809,707)	(711,099)	(813,740)	(14,703)	(14,422)
(14,831,677)	(8,137,444)	(16,233,308)	(9,315,914)	(996,543)	(1,298,189)

(10,192,720)	(1,336,691)	(12,353,472)	(2,632,378)	(1,203,238)	84,830
56,355,290	57,691,981	63,537,643	66,170,021	7,894,459	7,809,629
$46,162,570	$56,355,290	$51,184,171	$63,537,643	$6,691,221	$7,894,459

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,265
Mortality and expense risk charge	(25,966)
Net investment income(loss)	(9,701)

Realized gain(loss) on investments:
Net realized gain distributions	38,537
Net realized gain(loss) on sale of fund shares	46,744
Net realized gain(loss)	85,281

Change in unrealized appreciation/depreciation	192,471

Net increase(decrease) in net assets resulting
from operations	$268,051

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(9,701)	$(11,642)
Net realized gain(loss)	85,281	55,627
Net change in unrealized appreciation/depreciation	192,471	347,532
Net increase(decrease) in net assets resulting
from operations	268,051	391,517

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	33,683	26,023
Subaccounts transfers (including fixed account), net	(97,611)	(42,464)
Transfers for policyowner benefits and terminations	(444,813)	(229,279)
Policyowner maintenance charges	(5,100)	(5,029)
Net increase(decrease) from policyowner transactions	(513,841)	(250,749)

Total increase(decrease) in net assets	(245,790)	140,768
Net assets at beginning of period	2,632,889	2,492,121
Net assets at end of period	$2,387,099	$2,632,889

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus		Scudder
		Small
Small Cap		Mid Value		Thematic

2024		2024		2024

$10,046		$20,250		$3,882
(8,854)		(16,794)		(3,339)
1,192		3,456		543

19,682		83,424		-
5,109		15,309		4,129
24,791		98,733		4,129

33,105		(23,011)		19,991

$59,088		$79,178		$24,663

Small Cap		Small Mid Value		Thematic

2024	2023	2024	2023	2024	2023

$1,192	$481	$3,456	$2,342	$543	$(519)
24,791	41,657	98,733	50,352	4,129	10,007
33,105	69,283	(23,011)	163,011	19,991	42,451

59,088	111,421	79,178	215,705	24,663	51,939

13,100	16,155	21,400	21,088	4,337	3,053
557	18,562	(204,192)	49,814	1,594	(90,022)
(114,710)	(26,435)	(154,269)	(174,017)	(16,046)	(79,151)
(997)	(1,034)	(3,282)	(3,365)	(514)	(638)
(102,050)	7,248	(340,343)	(106,480)	(10,629)	(166,758)

(42,962)	118,669	(261,165)	109,225	14,034	(114,819)
906,078	787,409	1,754,164	1,644,939	301,612	416,431
$863,116	$906,078	$1,492,999	$1,754,164	$315,646	$301,612

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Alternative

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,094
Mortality and expense risk charge	(309)
Net investment income(loss)	785

Realized gain(loss) on investments:
Net realized gain distributions	19
Net realized gain(loss) on sale of fund shares	312
Net realized gain(loss)	331

Change in unrealized appreciation/depreciation	674

Net increase(decrease) in net assets resulting
from operations	$1,790

	Alternative

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$785	$1,834
Net realized gain(loss)	331	205
Net change in unrealized appreciation/depreciation	674	(334)
Net increase(decrease) in net assets resulting
from operations	1,790	1,705

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	653	1,370
Subaccounts transfers (including fixed account), net	1,173	502
Transfers for policyowner benefits and terminations	(12,720)	(15,275)
Policyowner maintenance charges	(37)	(37)
Net increase(decrease) from policyowner transactions	(10,931)	(13,440)

Total increase(decrease) in net assets	(9,141)	(11,735)
Net assets at beginning of period	31,734	43,469
Net assets at end of period	$22,593	$31,734

The accompanying notes are an integral part of these financial statements.

FS-51

Neuberger Berman

Regency		Intrinsic		Growth

2024		2024		2024

$5,717		$442		$-
(8,626)		(1,814)		(5,760)
(2,909)		(1,372)		(5,760)

25,747		4,383		37,934
2,016		235		(219)
27,763		4,618		37,715

36,144		9,520		74,394

$60,998		$12,766		$106,349

Regency		Intrinsic		Growth

2024	2023	2024	2023	2024	2023

$(2,909)	$(355)	$(1,372)	$(850)	$(5,760)	$(5,044)
27,763	18,464	4,618	3,396	37,715	(22,423)
36,144	53,674	9,520	15,102	74,394	104,221

60,998	71,783	12,766	17,648	106,349	76,754

14,014	18,395	1,928	15,393	40,524	17,348
(25,744)	26,615	6,793	7,512	81,969	(29,917)
(81,220)	(124,152)	(23,035)	(8,913)	(38,077)	(74,104)
(1,425)	(1,537)	(247)	(301)	(586)	(659)
(94,375)	(80,679)	(14,561)	13,691	83,830	(87,332)

(33,377)	(8,896)	(1,795)	31,339	190,179	(10,578)
834,169	843,065	198,032	166,693	474,476	485,054
$800,792	$834,169	$196,237	$198,032	$664,655	$474,476

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(472,819)
Net investment income(loss)	(472,819)

Realized gain(loss) on investments:
Net realized gain distributions	2,031,095
Net realized gain(loss) on sale of fund shares	7,489,315
Net realized gain(loss)	9,520,410

Change in unrealized appreciation/depreciation	5,039,826

Net increase(decrease) in net assets resulting
from operations	$14,087,417

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(472,819)	$(447,607)
Net realized gain(loss)	9,520,410	4,281,102
Net change in unrealized appreciation/depreciation	5,039,826	13,966,058
Net increase(decrease) in net assets resulting
from operations	14,087,417	17,799,553

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	264,592	1,031,625
Subaccounts transfers (including fixed account), net	(5,381,025)	(6,182,777)
Transfers for policyowner benefits and terminations	(8,765,229)	(5,655,176)
Policyowner maintenance charges	(257,011)	(268,826)
Net increase(decrease) from policyowner transactions	(14,138,673)	(11,075,154)

Total increase(decrease) in net assets	(51,256)	6,724,399
Net assets at beginning of period	47,021,228	40,296,829
Net assets at end of period	$46,969,972	$47,021,228

The accompanying notes are an integral part of these financial statements.

FS-53

Pimco

Total Return		Low Duration		Short Term

2024		2024		2024

$328,025		$226,723		$28,679
(78,794)		(55,126)		(5,800)
249,231		171,597		22,879

-		-		-
(153,273)		(85,535)		11,087
(153,273)		(85,535)		11,087

24,529		110,151		(2,975)

$120,487		$196,213		$30,991

Total Return		Low Duration		Short Term

2024	2023	2024	2023	2024	2023

$249,231	$196,110	$171,597	$163,386	$22,879	$45,055
(153,273)	(248,421)	(85,535)	(104,681)	11,087	(1,102)
24,529	434,153	110,151	176,731	(2,975)	18,943

120,487	381,842	196,213	235,436	30,991	62,896

36,553	41,959	3,603	4,792	2,460	2,620
1,515,961	657,163	714,890	71,601	(24,455)	(58,378)
(759,122)	(787,073)	(1,325,157)	(900,933)	(1,027,391)	(256,069)
(11,707)	(12,359)	(52,321)	(55,746)	(826)	(1,667)
781,685	(100,310)	(658,985)	(880,286)	(1,050,212)	(313,494)

902,172	281,532	(462,772)	(644,850)	(1,019,221)	(250,598)
7,957,836	7,676,304	5,873,063	6,517,913	1,275,050	1,525,648
$8,860,008	$7,957,836	$5,410,291	$5,873,063	$255,829	$1,275,050

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Emerging

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,541
Mortality and expense risk charge	(877)
Net investment income(loss)	4,664

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,264)
Net realized gain(loss)	(3,264)

Change in unrealized appreciation/depreciation	4,010

Net increase(decrease) in net assets resulting
from operations	$5,410

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,664	$4,145
Net realized gain(loss)	(3,264)	(3,897)
Net change in unrealized appreciation/depreciation	4,010	8,290
Net increase(decrease) in net assets resulting
from operations	5,410	8,538

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	511	458
Subaccounts transfers (including fixed account), net	1,667	(12,505)
Transfers for policyowner benefits and terminations	(19,613)	(3,020)
Policyowner maintenance charges	(55)	(85)
Net increase(decrease) from policyowner transactions	(17,490)	(15,152)

Total increase(decrease) in net assets	(12,080)	(6,614)
Net assets at beginning of period	91,176	97,790
Net assets at end of period	$79,096	$91,176

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
Low Duration
Adv.		Real Return		Commodity

2024		2024		2024

$3,458		$105,578		$1,594
(894)		(42,238)		(818)
2,564		63,340		776

-		-		-
(3,606)		(42,090)		(9,930)
(3,606)		(42,090)		(9,930)

3,329		13,000		11,563

$2,287		$34,250		$2,409

Low Duration Adv.		Real Return		Commodity

2024	2023	2024	2023	2024	2023

$2,564	$3,172	$63,340	$73,727	$776	$19,694
(3,606)	(621)	(42,090)	(39,423)	(9,930)	(19,820)
3,329	2,257	13,000	46,185	11,563	(12,729)

2,287	4,808	34,250	80,489	2,409	(12,855)

1,077	19,851	5,328	917,423	-	11,406
(1,269)	10,936	813,983	510,844	(6,291)	(32,046)
(72,902)	(6,644)	(254,965)	(114,022)	(24,891)	(27,107)
(105)	(174)	(4,620)	(4,060)	(74)	(126)
(73,199)	23,969	559,726	1,310,185	(31,256)	(47,873)

(70,912)	28,777	593,976	1,390,674	(28,847)	(60,728)
138,664	109,887	4,118,249	2,727,575	90,014	150,742
$67,752	$138,664	$4,712,225	$4,118,249	$61,167	$90,014

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,104
Mortality and expense risk charge	(5,493)
Net investment income(loss)	3,611

Realized gain(loss) on investments:
Net realized gain distributions	4,880
Net realized gain(loss) on sale of fund shares	730
Net realized gain(loss)	5,610

Change in unrealized appreciation/depreciation	37,991

Net increase(decrease) in net assets resulting
from operations	$47,212

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,611	$6,022
Net realized gain(loss)	5,610	9,287
Net change in unrealized appreciation/depreciation	37,991	50,198
Net increase(decrease) in net assets resulting
from operations	47,212	65,507

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(927)	3,760
Transfers for policyowner benefits and terminations	(111,613)	(23,459)
Policyowner maintenance charges	(814)	(949)
Net increase(decrease) from policyowner transactions	(113,354)	(20,648)

Total increase(decrease) in net assets	(66,142)	44,859
Net assets at beginning of period	588,068	543,209
Net assets at end of period	$521,926	$588,068

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson				Franklin Templeton

Growth		Income		Global Bond

2024		2024		2024

$8,647		$4,095		$-
(5,588)		(1,675)		(245,493)
3,059		2,420		(245,493)

11,899		1,187		-
6,029		(1,775)		(1,179,746)
17,928		(588)		(1,179,746)

41,166		9,415		(1,779,455)

$62,153		$11,247		$(3,204,694)

Growth		Income		Global Bond

2024	2023	2024	2023	2024	2023

$3,059	$5,411	$2,420	$1,542	$(245,493)	$(259,650)
17,928	13,736	(588)	(17,195)	(1,179,746)	(846,225)
41,166	56,922	9,415	35,850	(1,779,455)	1,619,969

62,153	76,069	11,247	20,197	(3,204,694)	514,094

60	60	-	-	83,524	327,898
5,643	53,659	21,500	(88,392)	3,993,860	1,698,995
(78,368)	(19,341)	(37,670)	(51,732)	(5,135,928)	(2,869,960)
(1,003)	(1,047)	(175)	(599)	(222,424)	(241,466)
(73,668)	33,331	(16,345)	(140,723)	(1,280,968)	(1,084,533)

(11,515)	109,400	(5,098)	(120,526)	(4,485,662)	(570,439)
610,487	501,087	189,954	310,480	27,779,580	28,350,019
$598,972	$610,487	$184,856	$189,954	$23,293,918	$27,779,580

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$139,963
Mortality and expense risk charge	(27,693)
Net investment income(loss)	112,270

Realized gain(loss) on investments:
Net realized gain distributions	11,467
Net realized gain(loss) on sale of fund shares	(11,934)
Net realized gain(loss)	(467)

Change in unrealized appreciation/depreciation	52,833

Net increase(decrease) in net assets resulting
from operations	$164,636

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$112,270	$107,620
Net realized gain(loss)	(467)	148,836
Net change in unrealized appreciation/depreciation	52,833	(67,308)
Net increase(decrease) in net assets resulting
from operations	164,636	189,148

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	40,135	1,036,756
Subaccounts transfers (including fixed account), net	78,082	(103,387)
Transfers for policyowner benefits and terminations	(242,536)	(149,416)
Policyowner maintenance charges	(3,266)	(3,199)
Net increase(decrease) from policyowner transactions	(127,585)	780,754

Total increase(decrease) in net assets	37,051	969,902
Net assets at beginning of period	2,687,843	1,717,941
Net assets at end of period	$2,724,894	$2,687,843

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
Global
Discovery		Small Cap		Foreign

2024		2024		2024

$2,173		$3,539		$18,633
(1,223)		(3,894)		(6,742)
950		(355)		11,891

9,131		8,747		-
232		(5,071)		27,398
9,363		3,676		27,398

(6,272)		36,708		(45,381)

$4,041		$40,029		$(6,092)

Global Discovery		Small Cap		Foreign

2024	2023	2024	2023	2024	2023

$950	$1,552	$(355)	$(1,760)	$11,891	$15,352
9,363	5,521	3,676	10,426	27,398	1,056
(6,272)	9,926	36,708	32,877	(45,381)	99,751

4,041	16,999	40,029	41,543	(6,092)	116,159

30	360	29,628	6,327	1,679	513,171
10,436	14,138	1,719	(33,594)	(191,289)	3,911
(4,072)	-	(88,407)	(11,908)	(27,412)	(6,695)
(137)	(121)	(384)	(411)	(711)	(742)
6,257	14,377	(57,444)	(39,586)	(217,733)	509,645

10,298	31,376	(17,415)	1,957	(223,825)	625,804
111,973	80,597	388,974	387,017	754,908	129,104
$122,271	$111,973	$371,559	$388,974	$531,083	$754,908

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AllianceBernstein
	Growth and
	Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,187
Mortality and expense risk charge	(3,454)
Net investment income(loss)	733

Realized gain(loss) on investments:
Net realized gain distributions	11,780
Net realized gain(loss) on sale of fund shares	4,813
Net realized gain(loss)	16,593

Change in unrealized appreciation/depreciation	21,450

Net increase(decrease) in net assets resulting
from operations	$38,776

	Growth and Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$733	$795
Net realized gain(loss)	16,593	23,134
Net change in unrealized appreciation/depreciation	21,450	8,168
Net increase(decrease) in net assets resulting
from operations	38,776	32,097

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,431	34,384
Subaccounts transfers (including fixed account), net	11,544	(744)
Transfers for policyowner benefits and terminations	(61,986)	(9,383)
Policyowner maintenance charges	(425)	(391)
Net increase(decrease) from policyowner transactions	(47,436)	23,866

Total increase(decrease) in net assets	(8,660)	55,963
Net assets at beginning of period	345,004	289,041
Net assets at end of period	$336,344	$345,004

The accompanying notes are an integral part of these financial statements.

FS-61

American Funds

Managed		Blue Chip		Global

2024		2024		2024

$421,877		$44,916		$22,512
(214,736)		(29,213)		(14,618)
207,141		15,703		7,894

307,442		23,592		41,974
(377,856)		63,462		6,033
(70,414)		87,054		48,007

2,808,013		374,225		110,794

$2,944,740		$476,982		$166,695

Managed		Blue Chip		Global

2024	2023	2024	2023	2024	2023

$207,141	$233,123	$15,703	$22,185	$7,894	$(1,003)
(70,414)	2,382,565	87,054	6,819	48,007	85,391
2,808,013	(269,406)	374,225	356,171	110,794	145,221

2,944,740	2,346,282	476,982	385,175	166,695	229,609

(41,521)	312,690	178,652	94,098	53,376	12,365
(217,292)	(207,991)	(76,087)	(13,958)	(35,916)	(18,281)
(10,587,485)	(6,890,541)	(372,181)	(282,116)	(19,136)	(21,393)
(315,316)	(431,520)	(2,760)	(2,536)	(1,442)	(1,224)
(11,161,614)	(7,217,362)	(272,376)	(204,512)	(3,118)	(28,533)

(8,216,874)	(4,871,080)	204,606	180,663	163,577	201,076
26,463,621	31,334,701	2,686,593	2,505,930	1,285,292	1,084,216
$18,246,747	$26,463,621	$2,891,199	$2,686,593	$1,448,869	$1,285,292

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,167
Mortality and expense risk charge	(42,713)
Net investment income(loss)	(28,546)

Realized gain(loss) on investments:
Net realized gain distributions	97,454
Net realized gain(loss) on sale of fund shares	113,505
Net realized gain(loss)	210,959

Change in unrealized appreciation/depreciation	934,594

Net increase(decrease) in net assets resulting
from operations	$1,117,007

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(28,546)	$(20,089)
Net realized gain(loss)	210,959	187,932
Net change in unrealized appreciation/depreciation	934,594	843,434
Net increase(decrease) in net assets resulting
from operations	1,117,007	1,011,277

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	178,184	479,903
Subaccounts transfers (including fixed account), net	(163,873)	(23,878)
Transfers for policyowner benefits and terminations	(310,079)	(157,322)
Policyowner maintenance charges	(3,602)	(3,137)
Net increase(decrease) from policyowner transactions	(299,370)	295,566

Total increase(decrease) in net assets	817,637	1,306,843
Net assets at beginning of period	3,767,319	2,460,476
Net assets at end of period	$4,584,956	$3,767,319

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

International		New World		Growth-Income

2024		2024		2024

$5,652		$8,380		$25,590
(5,562)		(6,467)		(22,728)
90		1,913		2,862

-		3,307		98,685
(7,831)		8,791		61,254
(7,831)		12,098		159,939

24,008		26,241		296,484

$16,267		$40,252		$459,285

International		New World		Growth-Income

2024	2023	2024	2023	2024	2023

$90	$1,481	$1,913	$3,877	$2,862	$7,972
(7,831)	(17,038)	12,098	(5,580)	159,939	104,396
24,008	95,026	26,241	82,726	296,484	300,588

16,267	79,469	40,252	81,023	459,285	412,956

7,199	20,534	4,767	8,968	98,652	368,358
(10,039)	(73,724)	(102,384)	147,246	122,234	(37,490)
(154,104)	(24,852)	(112,011)	(31,966)	(282,909)	(76,782)
(487)	(629)	(698)	(666)	(2,250)	(1,911)
(157,431)	(78,671)	(210,326)	123,582	(64,273)	252,175

(141,164)	798	(170,074)	204,605	395,012	665,131
564,941	564,143	722,029	517,424	2,073,703	1,408,572
$423,777	$564,941	$551,955	$722,029	$2,468,715	$2,073,703

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Asset

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,163
Mortality and expense risk charge	(35,835)
Net investment income(loss)	40,328

Realized gain(loss) on investments:
Net realized gain distributions	151,020
Net realized gain(loss) on sale of fund shares	26,239
Net realized gain(loss)	177,259

Change in unrealized appreciation/depreciation	284,789

Net increase(decrease) in net assets resulting
from operations	$502,376

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$40,328	$39,343
Net realized gain(loss)	177,259	107,420
Net change in unrealized appreciation/depreciation	284,789	251,799
Net increase(decrease) in net assets resulting
from operations	502,376	398,562

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,118	225,118
Subaccounts transfers (including fixed account), net	45,857	(140,194)
Transfers for policyowner benefits and terminations	(307,735)	(250,102)
Policyowner maintenance charges	(6,309)	(5,708)
Net increase(decrease) from policyowner transactions	(257,069)	(170,886)

Total increase(decrease) in net assets	245,307	227,676
Net assets at beginning of period	3,372,464	3,144,788
Net assets at end of period	$3,617,771	$3,372,464

The accompanying notes are an integral part of these financial statements.

FS-65

Columbia

Strategic		Emerging		International

2024		2024		2024

$8,914		$1,225		$9,927
(2,005)		(1,247)		(2,425)
6,909		(22)		7,502

-		-		-
(5,713)		(5,324)		(32)
(5,713)		(5,324)		(32)

6,001		10,842		(2,314)

$7,197		$5,496		$5,156

Strategic		Emerging		International

2024	2023	2024	2023	2024	2023

$6,909	$5,298	$(22)	$(1,087)	$7,502	$1,453
(5,713)	(2,217)	(5,324)	(1,794)	(32)	(197)
6,001	12,349	10,842	11,460	(2,314)	27,530

7,197	15,430	5,496	8,579	5,156	28,786

-	313	16,082	4,518	1,512	460
(51,979)	44,530	3,045	4	-	-
(17,460)	(13,105)	(12,959)	(2,001)	(106)	(125)
(246)	(205)	(181)	(178)	(50)	(51)
(69,685)	31,533	5,987	2,343	1,356	284

(62,488)	46,963	11,483	10,922	6,512	29,070
216,673	169,710	115,540	104,618	231,844	202,774
$154,185	$216,673	$127,023	$115,540	$238,356	$231,844

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Smaller-Cap

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,869)
Net investment income(loss)	(2,869)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,737
Net realized gain(loss)	11,737

Change in unrealized appreciation/depreciation	26,328

Net increase(decrease) in net assets resulting
from operations	$35,196

	Smaller-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,869)	$(2,388)
Net realized gain(loss)	11,737	4,450
Net change in unrealized appreciation/depreciation	26,328	21,058
Net increase(decrease) in net assets resulting
from operations	35,196	23,120

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,803	55,144
Subaccounts transfers (including fixed account), net	(88)	(27,950)
Transfers for policyowner benefits and terminations	(19,770)	(2,285)
Policyowner maintenance charges	(253)	(317)
Net increase(decrease) from policyowner transactions	(16,308)	24,592

Total increase(decrease) in net assets	18,888	47,712
Net assets at beginning of period	260,560	212,848
Net assets at end of period	$279,448	$260,560

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Mid Cap		High Yield		Large Core

2024		2024		2024

$-		$20,661		$-
(8,915)		(3,635)		(8,430)
(8,915)		17,026		(8,430)

-		-		-
37,976		(2,373)		55,409
37,976		(2,373)		55,409

66,614		5,878		134,248

$95,675		$20,531		$181,227

Mid Cap		High Yield		Large Core

2024	2023	2024	2023	2024	2023

$(8,915)	$(7,363)	$17,026	$15,153	$(8,430)	$(7,001)
37,976	12,800	(2,373)	(2,880)	55,409	24,899
66,614	66,546	5,878	22,984	134,248	130,334

95,675	71,983	20,531	35,257	181,227	148,232

19,977	120,732	2,204	1,078	-	70,433
(40,812)	34,569	2,894	9,447	22,194	(8,104)
(63,365)	(51,645)	(27,111)	(6,780)	(89,960)	(59,376)
(1,074)	(934)	(382)	(368)	(554)	(519)
(85,274)	102,722	(22,395)	3,377	(68,320)	2,434

10,401	174,705	(1,864)	38,634	112,907	150,666
845,694	670,989	363,322	324,688	794,548	643,882
$856,095	$845,694	$361,458	$363,322	$907,455	$794,548

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Strategy

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(12)
Net investment income(loss)	(12)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	62
Net realized gain(loss)	62

Change in unrealized appreciation/depreciation	239

Net increase(decrease) in net assets resulting
from operations	$289

	Strategy

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(12)	$76
Net realized gain(loss)	62	(6)
Net change in unrealized appreciation/depreciation	239	717
Net increase(decrease) in net assets resulting
from operations	289	787

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(23)	-
Transfers for policyowner benefits and terminations	(7,205)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(7,228)	-

Total increase(decrease) in net assets	(6,939)	787
Net assets at beginning of period	6,939	6,152
Net assets at end of period	$-	$6,939

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy
				Small Cap
Balanced		Energy		Value

2024		2024		2024

$31,211		$12,791		$1,114
(23,635)		(4,107)		(3,552)
7,576		8,684		(2,438)

-		-		623
20,745		17,138		(10,273)
20,745		17,138		(9,650)

292,168		(40,344)		58,327

$320,489		$(14,522)		$46,239

Balanced		Energy		Small Cap Value

2024	2023	2024	2023	2024	2023

$7,576	$(5,506)	$8,684	$11,122	$(2,438)	$(2,559)
20,745	(102,352)	17,138	12,201	(9,650)	28,550
292,168	435,936	(40,344)	(15,624)	58,327	18,592

320,489	328,078	(14,522)	7,699	46,239	44,583

5,733	1,025,499	22,542	19,916	11,795	3,632
(156,289)	(122,694)	(108,428)	57,025	(5,249)	(3,122)
(166,054)	(303,275)	(40,045)	(30,844)	(98,799)	(9,753)
(3,715)	(3,505)	(374)	(386)	(283)	(258)
(320,325)	596,025	(126,305)	45,711	(92,536)	(9,501)

164	924,103	(140,827)	53,410	(46,297)	35,082
2,271,906	1,347,803	479,835	426,425	350,512	315,430
$2,272,070	$2,271,906	$339,008	$479,835	$304,215	$350,512

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Science

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(23,782)
Net investment income(loss)	(23,782)

Realized gain(loss) on investments:
Net realized gain distributions	69,621
Net realized gain(loss) on sale of fund shares	7,627
Net realized gain(loss)	77,248

Change in unrealized appreciation/depreciation	506,924

Net increase(decrease) in net assets resulting
from operations	$560,390

	Science

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,782)	$(15,612)
Net realized gain(loss)	77,248	23,886
Net change in unrealized appreciation/depreciation	506,924	490,215
Net increase(decrease) in net assets resulting
from operations	560,390	498,489

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	118,537	147,875
Subaccounts transfers (including fixed account), net	247,338	14,355
Transfers for policyowner benefits and terminations	(128,910)	(108,158)
Policyowner maintenance charges	(2,819)	(2,081)
Net increase(decrease) from policyowner transactions	234,146	51,991

Total increase(decrease) in net assets	794,536	550,480
Net assets at beginning of period	1,854,140	1,303,660
Net assets at end of period	$2,648,676	$1,854,140

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
Mid Cap
Growth		International		Global

2024		2024		2024

$-		$1,958		$973
(6,830)		(1,511)		(1,003)
(6,830)		447		(30)

20,158		354		792
(25,527)		4,792		(2,236)
(5,369)		5,146		(1,444)

24,952		(55)		17,871

$12,753		$5,538		$16,397

Mid Cap Growth		International		Global

2024	2023	2024	2023	2024	2023

$(6,830)	$(6,161)	$447	$833	$(30)	$(804)
(5,369)	58,223	5,146	(671)	(1,444)	12,995
24,952	56,656	(55)	20,785	17,871	2,738

12,753	108,718	5,538	20,947	16,397	14,929

36,826	71,031	1,162	14,782	784	796
(38,513)	(32,308)	(25,458)	958	(30,056)	16,179
(134,261)	(8,994)	(30,544)	(14,898)	(30,307)	(1,400)
(576)	(669)	(212)	(240)	(170)	(138)
(136,524)	29,060	(55,052)	602	(59,749)	15,437

(123,771)	137,778	(49,514)	21,549	(43,352)	30,366
716,691	578,913	171,587	150,038	101,981	71,615
$592,920	$716,691	$122,073	$171,587	$58,629	$101,981

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	High Income

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,596
Mortality and expense risk charge	(1,966)
Net investment income(loss)	10,630

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,226)
Net realized gain(loss)	(1,226)

Change in unrealized appreciation/depreciation	417

Net increase(decrease) in net assets resulting
from operations	$9,821

	High Income

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,630	$10,631
Net realized gain(loss)	(1,226)	(4,273)
Net change in unrealized appreciation/depreciation	417	13,705
Net increase(decrease) in net assets resulting
from operations	9,821	20,063

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,076	1,005
Subaccounts transfers (including fixed account), net	-	5
Transfers for policyowner benefits and terminations	(8,217)	(24,036)
Policyowner maintenance charges	(164)	(184)
Net increase(decrease) from policyowner transactions	(7,305)	(23,210)

Total increase(decrease) in net assets	2,516	(3,147)
Net assets at beginning of period	192,398	195,545
Net assets at end of period	$194,914	$192,398

The accompanying notes are an integral part of these financial statements.

FS-73

Janus		Putnam

Flexible		Health		Asset

2024		2024		2024

$12,974		$1,280		$6,096
(3,043)		(2,873)		(2,936)
9,931		(1,593)		3,160

-		11,790		-
(3,606)		1,899		712
(3,606)		13,689		712

(4,745)		(14,036)		36,688

$1,580		$(1,940)		$40,560

Flexible		Health		Asset

2024	2023	2024	2023	2024	2023

$9,931	$8,302	$(1,593)	$(1,898)	$3,160	$1,267
(3,606)	(13,995)	13,689	19,892	712	(756)
(4,745)	17,770	(14,036)	2,093	36,688	37,460

1,580	12,077	(1,940)	20,087	40,560	37,971

2,684	8,617	44,043	33,785	313	483
28,004	(4,292)	77	(83,209)	-	(8)
(24,145)	(45,901)	(34,508)	(16,144)	(4,539)	(6,668)
(168)	(176)	(299)	(299)	(271)	(242)
6,375	(41,752)	9,313	(65,867)	(4,497)	(6,435)

7,955	(29,675)	7,373	(45,780)	36,063	31,536
305,758	335,433	255,972	301,752	267,977	236,441
$313,713	$305,758	$263,345	$255,972	$304,040	$267,977

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Gold

	2024
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,758
Mortality and expense risk charge	(2,644)
Net investment income(loss)	5,114

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,913
Net realized gain(loss)	2,913

Change in unrealized appreciation/depreciation	23,682

Net increase(decrease) in net assets resulting
from operations	$31,709

	Gold

STATEMENTS OF CHANGES IN NET ASSETS	2024	2023
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,114	$(2,073)
Net realized gain(loss)	2,913	(514)
Net change in unrealized appreciation/depreciation	23,682	25,824
Net increase(decrease) in net assets resulting
from operations	31,709	23,237

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,341	18,254
Subaccounts transfers (including fixed account), net	2,198	62,584
Transfers for policyowner benefits and terminations	(8,287)	(59,019)
Policyowner maintenance charges	(421)	(237)
Net increase(decrease) from policyowner transactions	(5,169)	21,582

Total increase(decrease) in net assets	26,540	44,819
Net assets at beginning of period	235,103	190,284
Net assets at end of period	$261,643	$235,103

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Hard Assets

2024

$5,804
(2,305)
3,499

-
2,266
2,266

(15,100)

$(9,335)

Hard Assets

2024	2023

$3,499	$3,763
2,266	1,844
(15,100)	(16,531)

(9,335)	(10,924)

21,093	9,088
(7,185)	2,796
(10,771)	(12,915)
(296)	(324)
2,841	(1,355)

(6,494)	(12,279)
223,066	235,345
$216,572	$223,066

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2024 AND 2023

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2024, there are one hundred twenty-six subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Asset Mgr. Gr. IC
*Equity-Income IC (Subaccount short cite)	*Asset Mgr. Gr. SC
*Equity-Income SC	*Asset Mgr. Gr. SC2
*Equity-Income SC2	*Mid Cap SC2
*Growth IC	*Money Market
*Growth SC	*Money Market SC2
*Growth SC2	*Index 500 SC2
*High Income IC	*Strategic SC2
*High Income SC
*High Income SC2	Fred Alger Management, LLC
*Overseas IC	Alger
*Overseas SC	*Balanced
*Overseas SC2
*Asset Mgr. IC	Massachusetts Financial Services
*Asset Mgr. SC	Company
*Asset Mgr. SC2	MFS
*Inv. Bond IC	*Utilities
*Inv. Bond SC2	*New Discovery
*Contrafund IC	*Total Return
*Contrafund SC	*Growth SC
*Contrafund SC2	*New Discovery SC
*Utilities SC
*Strategic

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(Commenced April 30, 2020)
*Growth Allocation SC	*Diversified
*Moderate SC	*Value
*Conservative SC	*Real Estate
*Blended Small Cap SC
*Global Real Estate IC	Calvert Research and Management
(Commenced February 3, 2021)	(See Note 3)
*Global Real Estate SC	Summit (formerly Calvert Variable Products, Inc.)
(Commenced August 27, 2020)	*S&P MidCap (formerly Calvert VP
S&P MidCap 400 Index Portfolio, Class I)
Morgan Stanley Investment	*Russell Small Cap (formerly Calvert VP Russell
Management Inc.	2000 Small Cap Index Portfolio, Class I)
Van Kampen	*Nasdaq-100 Index (formerly Calvert VP Nasdaq
*Emerging Markets	100 Index Portfolio, Class I)
*Intl. Magnum	*EAFE Intl. (formerly Calvert VP EAFE International
*Global II	Index Portfolio, Class I)
*S&P 500 (formerly Calvert VP S&P 500 Index
Calvert Research and Management	Portfolio)
Calvert	*Barclays (formerly Calvert VP Investment Grade
*Balanced	Bond Index Portfolio, Class I)
*Mid Cap	*Growth (formerly Calvert VP Volatility Managed
*Balanced F	Growth Portfolio, Class F)
*Mod. Growth (formerly Calvert VP Volatility Managed
Lincoln Financial Investments Corporation	Moderate Growth Portfolio, Class F)
(formerly American Century Investment	*Moderate (formerly Calvert VP Volatility Managed
Management, Inc.)	Moderate Portfolio, Class F)
Lincoln (formerly American Century)
*Disciplined Core Value II (formerly Income	Third Avenue Management LLC
& Growth) (formerly American Century VP	Third Avenue
Disciplined Core Value Fund Portfolio, Class I)	*Value
(Commenced April 26, 2024)
*Mid Cap Value II (formerly Mid Cap Value)	BNY Mellon Investment Adviser, Inc.
(formerly American Century VP Mid Cap Value	Dreyfus
Fund Portfolio, Class I))	*MidCap
(Commenced April 26, 2024)	*Small Cap
* Disciplined Core Value SC (formerly Inc. &
Growth II) (formerly American Century VP
Disciplined Core Value Fund Portfolio, Class II)
(Commenced April 26, 2024)

FS-78

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
ALPS Advisors, Inc.	*Asset
Ibbotson
*Balanced
*Growth
*Income

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Henderson Investors US LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap
*High Yield	Franklin Advisers, Inc. (formerly Putnam
*Large Core	Investment Management, LLC)
Putnam
Delaware Management Company	*Asset
Ivy (formerly Delaware Ivy Variable
Insurance Portfolios)	Van Eck Associates Corporation
*Strategy (formerly Delaware Ivy VIP	Van Eck
Asset Strategy Portfolio, Class II)	*Gold
*Balanced (formerly Delaware Ivy VIP	*Hard Assets
Balanced Portfolio, Class II)
*Energy (formerly Delaware Ivy VIP
Energy Portfolio, Class II)
*Small Cap Value (formerly Delaware
Ivy VIP Smid Cap Core Portfolio, Class II)
*Science (formerly Delaware Ivy VIP
Science and Technology Portfolio, Class II)
*Mid Cap Growth (formerly Delaware Ivy VIP
Mid Cap Growth Portfolio, Class II)
*International (formerly Delaware Ivy VIP
International Core Equity Portfolio, Class II)
*Global (formerly Delaware Ivy VIP Global
Growth Portfolio, Class II)
*High Income (Delaware Ivy VIP High Income
Portfolio, Class II)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2024 and for the years ended December 31, 2024 and December 31, 2023. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2024 and 2023, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2024 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,470,926	$2,916,204
Equity-Income SC	333,561	464,358
Equity-Income SC2	1,387,432	1,930,058
Growth IC	6,773,166	4,176,296
Growth SC	708,146	1,322,441
Growth SC2	2,744,389	2,420,335
High Income IC	189,281	483,548
High Income SC	51,815	108,309
High Income SC2	2,312,395	7,329,387
Overseas IC	270,675	651,925
Overseas SC	31,733	101,626
Overseas SC2	845,434	1,685,769
Asset Mgr. IC	168,891	1,193,721
Asset Mgr. SC	32,292	169,792
Asset Mgr. SC2	239,781	352,332
Inv. Bond IC	374,600	602,204
Inv. Bond SC2	3,873,873	9,935,061
Contrafund IC	3,183,287	2,846,319
Contrafund SC	527,805	1,532,637
Contrafund SC2	4,085,981	6,978,117
Asset Mgr. Gr. IC	27,956	173,596
Asset Mgr. Gr. SC	4,889	2,449
Asset Mgr. Gr. SC2	34,835	93,719
Mid Cap SC2	778,872	571,494
Money Market	57,056,480	16,448,453
Money Market SC2	769,480	1,560,711
Index 500 SC2	799,655	1,577,996
Strategic SC2	66,833	53,484

Alger:
Balanced	661,356	1,068,444

MFS:
Utilities	2,084,321	3,577,879
New Discovery	411,235	1,395,140
Total Return	1,054,492	682,066
Growth SC	138,625	87,769
New Discovery SC	100,285	81,313
Utilities SC	511,673	438,797
Strategic	637,649	845,113
Research	819,494	5,124,441
Blended Core SC	88,238	3,867
Corporate SC	557,768	120,341
Government SC	61,727	2,598

FS-83

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$72,861	$49,771
Moderate SC	47,716	162,845
Conservative SC	19,024	61,635
Blended Small Cap SC	72,426	24,528
Global Real Estate IC	553,115	13,343
Global Real Estate SC	4,376	18,371

Van Kampen:
Emerging Markets	535,695	4,268,776
Intl. Magnum	28,140	142,796
Global II	5,082	40,267

Calvert:
Balanced	722,135	817,838
Mid Cap	26,411	235,139
Balanced F	55,812	238,855

Lincoln:
Disciplined Core Value II	37,573,394	6,132,322
Mid Cap Value II	9,003,588	1,166,046
Disciplined Core Value SC	1,418,806	293,471

AIM:
Intl. Growth	448,027	1,417,333
Global	472,466	305,334
Global Value	315,734	452,355
Discovery Mid Cap	362,033	608,248
Diversified	92,449	155,946
Value	6,264	76,507
Real Estate	45,289	71,656

Summit:
S&P MidCap	2,896,696	11,722,512
Russell Small Cap	1,407,431	7,305,247
Nasdaq-100 Index	3,870,011	13,398,976
EAFE Intl.	1,666,964	8,257,950
S&P 500	10,302,920	33,419,034
Barclays	3,524,061	9,791,198
Growth	8,031,923	29,093,882
Mod. Growth	5,149,342	17,213,585
Moderate	4,475,952	16,919,846

FS-84

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,175,080	$1,480,296

Dreyfus:
MidCap	147,019	632,024
Small Cap	54,295	135,471

Scudder:
Small Mid Value	307,953	561,415
Thematic	18,312	28,398
Alternative	2,840	12,967

Neuberger Berman:
Regency	173,507	245,045
Intrinsic	35,906	47,455
Growth	157,797	41,793

T. Rowe:
Blue Chip	2,356,839	14,937,235

Pimco:
Total Return	2,144,696	1,113,780
Low Duration	750,739	1,238,127
Short Term	39,897	1,067,230
Emerging	7,075	19,901
Low Duration Adv.	12,839	83,474
Real Return	1,115,841	492,775
Commodity	1,582	32,063

Ibbotson:
Balanced	33,068	137,931
Growth	26,682	85,393
Income	57,720	70,457

Franklin Templeton:
Global Bond	2,188,148	3,714,608
Income	442,311	446,160
Global Discovery	21,560	5,222
Small Cap	41,524	90,577
Foreign	28,131	233,973

AllianceBernstein:
Growth and Income	38,191	73,114

FS-85

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$921,689	$11,568,719
Blue Chip	245,916	478,997
Global	140,117	93,367
Growth	273,537	503,999
International	9,942	167,282
New World	76,671	281,777
Growth-Income	353,668	316,394
Asset	288,426	354,147

Columbia:
Strategic	10,265	73,040
Emerging	19,790	13,825
International	11,266	2,408
Smaller-Cap	17,859	37,036
Mid Cap	14,317	108,507
High Yield	31,186	36,556
Large Core	54,806	131,556

Ivy:
Strategy	-	7,240
Balanced	83,484	396,234
Energy	54,078	171,699
Small Cap Value	55,648	149,999
Science	443,471	163,486
Mid Cap Growth	56,773	179,969
International	7,747	61,997
Global	2,401	61,387
High Income	13,190	9,865

Janus:
Flexible	41,119	24,814

Putnam:
Health	56,424	36,913
Asset	6,214	7,551

Van Eck:
Gold	33,434	33,489
Hard Assets	27,677	21,337

FS-86

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2024, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2024	102.91	180.84	107,206	15,624,613	1.72	1.25	1.40	13.74	13.91
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37

Equity-Income SC
2024	112.73	112.73	15,869	1,788,808	1.59	0.95	0.95	14.15	14.15
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54

Equity-Income SC2
2024	92.50	92.50	100,067	9,255,858	1.58	0.95	0.95	13.96	13.96
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43

Growth IC
2024	294.03	422.54	75,697	28,716,652	-	1.25	1.40	28.57	28.76
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11

Growth SC
2024	322.13	322.13	7,768	2,502,347	-	0.95	0.95	29.03	29.03
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39

Growth SC2
2024	240.45	240.45	35,090	8,437,346	-	0.95	0.95	28.84	28.84
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2024	23.49	57.81	70,901	2,535,434	5.67	1.25	1.40	7.45	7.61
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47

High Income SC
2024	25.75	25.75	16,362	421,316	5.18	0.95	0.95	7.69	7.69
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68

High Income SC2
2024	19.43	19.43	1,677,471	32,597,962	5.80	0.95	0.95	7.58	7.58
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45

Overseas IC
2024	47.64	58.32	59,631	3,363,942	1.58	1.25	1.40	3.58	3.74
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18

Overseas SC
2024	52.66	52.66	7,659	403,291	1.54	0.95	0.95	3.96	3.96
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40

Overseas SC2
2024	40.37	40.37	162,131	6,545,090	1.32	0.95	0.95	3.81	3.81
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2024	46.04	73.33	76,634	5,281,866	2.27	1.25	1.40	6.98	7.14
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44

Asset Mgr. SC
2024	50.34	50.34	19,052	959,105	2.17	0.95	0.95	7.31	7.31
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65

Asset Mgr. SC2
2024	39.41	39.41	35,654	1,405,220	2.40	0.95	0.95	7.21	7.21
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45

Inv. Bond IC
2024	24.91	28.04	136,428	3,910,461	3.51	0.95	1.40	0.37	0.82
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36

Inv. Bond SC2
2024	13.17	22.90	2,485,207	54,893,685	3.25	0.95	1.00	0.48	0.53
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13

Contrafund IC
2024	194.12	217.98	112,033	23,392,620	0.19	1.25	1.40	31.92	32.12
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2024	212.79	212.79	20,776	4,420,938	0.09	0.95	0.95	32.36	32.36
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20

Contrafund SC2
2024	105.91	178.94	189,974	31,495,162	0.03	0.95	1.00	32.11	32.18
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00

Asset Mgr. Gr. IC
2024	50.92	56.67	16,369	852,333	1.66	1.25	1.40	9.26	9.42
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81

Asset Mgr. Gr. SC
2024	48.29	48.29	3,241	156,498	1.73	0.95	0.95	9.68	9.68
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05

Asset Mgr. Gr. SC2
2024	38.11	38.11	12,554	478,455	1.66	0.95	0.95	9.50	9.50
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84

Mid Cap SC2
2024	90.56	97.12	50,445	4,217,188	0.34	0.95	1.40	15.54	16.06
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2024	1.01	1.06	51,271,566	53,870,363	4.89	0.95	1.40	3.64	4.10
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)

Money Market SC2
2024	1.06	1.06	1,213,053	1,280,725	4.77	1.00	1.00	3.79	3.79
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)

Index 500 SC2
2024	611.45	611.45	17,156	10,490,120	1.05	1.00	1.00	23.34	23.34
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77

Strategic SC2
2024	13.63	13.63	35,652	485,834	3.73	1.00	1.00	4.72	4.72
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09

Alger:
Balanced
2024	47.23	53.14	104,983	6,183,202	-	0.95	1.40	15.43	15.95
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19

MFS:
Utilities
2024	111.54	125.60	217,703	25,132,178	2.30	0.95	1.40	10.10	10.60
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90

FS-92

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2024	63.64	71.23	87,202	6,026,454	-	0.95	1.40	5.23	5.71
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52

Total Return
2024	43.45	46.97	115,415	5,390,261	2.47	0.95	1.40	6.25	6.73
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78

Growth SC
2024	132.76	132.76	8,929	1,185,378	-	1.00	1.00	29.84	29.84
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23

New Discovery SC
2024	31.75	31.75	26,017	826,155	-	1.00	1.00	5.37	5.37
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14

Utilities SC
2024	48.42	48.42	67,981	3,291,879	2.15	1.00	1.00	10.23	10.23
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57

Strategic
2024	11.84	12.46	215,618	2,665,520	4.05	0.95	1.40	1.81	2.27
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32

FS-93

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2024	21.11	22.06	952,600	20,983,911	1.56	0.95	1.40	1.65	2.11
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88

Blended Core SC
2024	136.35	136.35	2,662	362,977	0.76	1.00	1.00	23.93	23.93
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92

Corporate SC
2024	12.70	12.70	120,318	1,528,621	4.10	1.00	1.00	1.67	1.67
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24

Government SC
2024	12.01	12.01	11,854	142,358	3.04	1.00	1.00	(0.48)	(0.48)
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06

Growth Allocation SC
2024	21.71	21.71	22,368	485,671	0.99	1.00	1.00	8.95	8.95
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31

Moderate SC
2024	20.89	20.89	37,983	793,302	1.35	1.00	1.00	7.04	7.04
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94

FS-94

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2024	15.70	15.70	21,380	335,717	1.65	1.00	1.00	4.59	4.59
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95

Blended Small Cap SC
2024	24.29	24.29	13,986	339,657	0.86	1.00	1.00	3.60	3.60
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12

Global Real Estate IC
2024	14.88	14.88	35,976	535,491	0.48	0.95	0.95	(3.61)	(3.61)
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2024	18.30	18.30	5,969	109,259	1.45	1.00	1.00	(3.89)	(3.89)
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50

Van Kampen:
Emerging Markets
2024	26.19	29.48	616,342	15,912,815	1.32	0.95	1.40	6.31	6.79
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36

Intl. Magnum
2024	21.18	23.94	43,914	1,013,879	-	0.95	1.40	5.97	6.45
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87

FS-95

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
Global II
2024	14.00	14.00	4,031	56,445	-	1.00	1.00	6.35	6.35
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74

Calvert:
Balanced
2024	6.01	6.71	1,024,369	6,524,958	1.67	0.95	1.40	17.94	18.48
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17

Mid Cap
2024	86.70	96.81	19,325	1,767,581	0.12	0.95	1.40	8.69	9.18
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19

Balanced F
2024	4.13	4.13	343,960	1,419,264	1.79	1.00	1.00	17.73	17.73
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62

Lincoln:
Disciplined Core Value II
2024	8.56	8.59	3,902,745	33,511,181	0.90	0.95	1.40	5.57	5.90
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

Mid Cap Value II
2024	20.23	20.29	398,044	8,075,439	2.06	0.95	1.40	5.82	6.14
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

FS-96

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Lincoln, continued:
Disciplined Core Value SC
2024	8.57	8.57	139,329	1,194,249	0.74	1.00	1.00	5.69	5.69
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-

AIM:
Intl. Growth
2024	48.12	51.55	125,962	6,485,036	1.70	0.95	1.40	(0.79)	(0.34)
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92

Global
2024	18.79	20.16	125,042	2,523,902	2.49	0.95	1.40	(3.18)	(2.74)
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)

Global Value
2024	31.75	35.87	92,360	3,010,247	1.09	0.95	1.40	15.21	15.74
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16

Discovery Mid Cap
2024	115.87	118.20	21,453	2,524,213	-	0.95	1.40	22.53	23.05
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33

Diversified
2024	43.16	43.16	11,273	486,528	1.58	1.00	1.00	11.83	11.83
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)

FS-97

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Value
2024	36.63	36.63	5,733	209,986	0.71	1.00	1.00	28.80	28.80
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)

Real Estate
2024	16.78	16.78	87,637	1,470,906	2.43	1.00	1.00	(3.09)	(3.09)
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)

Summit:
S&P MidCap
2024	64.98	72.26	691,988	48,816,146	1.16	0.95	1.40	11.93	12.44
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25

Russell Small Cap
2024	38.53	44.79	645,195	27,578,661	1.20	0.95	1.40	9.68	10.18
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51

Nasdaq-100 Index
2024	45.25	50.52	890,939	45,335,131	0.32	0.95	1.40	23.39	24.01
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83

EAFE Intl.
2024	117.99	125.71	264,580	33,364,023	2.53	0.95	1.40	2.16	2.50
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75

FS-98

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2024	400.53	430.47	328,189	138,761,661	1.18	0.95	1.40	22.89	23.45
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98

Barclays
2024	57.58	61.44	980,093	60,289,482	2.74	0.95	1.40	(0.29)	0.07
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32

Growth
2024	25.73	25.93	3,089,537	79,946,628	1.68	0.95	1.00	11.04	11.10
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19

Mod. Growth
2024	23.62	24.67	1,859,207	46,162,570	1.85	0.95	1.40	8.63	9.12
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77

Moderate
2024	21.91	22.98	2,232,374	51,184,171	2.09	0.95	1.40	6.20	6.68
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37

Third Avenue:
Value
2024	47.11	52.37	129,389	6,691,221	2.51	0.95	1.40	(3.64)	(3.20)
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)

FS-99

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2024	58.40	64.51	44,319	2,387,099	0.64	0.95	1.40	10.76	11.27
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83

Small Cap
2024	34.82	34.82	24,788	863,116	1.14	1.00	1.00	6.88	6.88
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54

Scudder:
Small Mid Value
2024	26.33	28.36	52,946	1,492,999	1.23	0.95	1.40	4.72	5.20
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)

Thematic
2024	15.88	17.12	18,641	315,646	1.21	0.95	1.40	7.84	8.33
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53

Alternative
2024	16.29	16.29	1,387	22,593	3.57	1.00	1.00	4.25	4.25
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27

Neuberger Berman:
Regency
2024	37.74	40.57	19,990	800,792	0.70	0.95	1.40	7.30	7.78
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)

FS-100

 6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Intrinsic
2024	30.12	30.12	6,515	196,237	0.25	1.00	1.00	7.58	7.58
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)

Growth
2024	51.33	51.33	12,949	664,655	-	1.00	1.00	22.52	22.52
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32

T. Rowe:
Blue Chip
2024	61.93	66.76	697,641	46,969,972	-	0.95	1.40	33.20	33.89
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65

Pimco:
Total Return
2024	13.52	14.51	609,962	8,860,008	4.04	0.95	1.40	1.11	1.56
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62

Low Duration
2024	10.42	10.95	495,433	5,410,291	3.99	0.95	1.40	3.05	3.50
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01

Short Term
2024	11.66	11.66	21,933	255,829	5.00	1.00	1.00	4.89	4.89
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12

FS-101

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Emerging
2024	15.07	15.07	5,249	79,096	6.33	1.00	1.00	6.36	6.36
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53

Low Duration Adv.
2024	10.51	10.51	6,446	67,752	3.88	1.00	1.00	3.35	3.35
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86

Real Return
2024	13.17	13.83	342,198	4,712,225	2.46	0.95	1.40	0.61	1.07
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54

Commodity
2024	10.04	10.04	6,095	61,167	1.96	1.00	1.00	2.93	2.93
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22

Ibbotson:
Balanced
2024	18.46	18.50	27,022	521,926	1.66	0.95	1.40	8.63	9.12
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09

Growth
2024	13.11	20.81	27,354	598,972	1.49	0.95	1.40	11.11	11.59
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97

FS-102

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Income
2024	16.11	16.97	11,030	184,856	2.42	0.95	1.40	6.58	6.94
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40

Franklin Templeton:
Global Bond
2024	13.35	13.94	1,678,046	23,293,918	-	0.95	1.40	(12.21)	(12.20)
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)

Income
2024	21.74	21.76	117,155	2,724,894	5.11	0.95	1.40	5.71	6.18
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)

Global Discovery
2024	32.53	32.53	3,759	122,271	1.79	1.00	1.00	3.61	3.61
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)

Small Cap
2024	38.30	38.30	9,700	371,559	0.91	1.00	1.00	10.59	10.59
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14

Foreign
2024	16.34	16.34	32,502	531,083	2.78	1.00	1.00	(1.99)	(1.99)
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)

FS-103

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AllianceBernstein:
Growth and Income
2024	65.88	65.88	5,106	336,344	1.22	1.00	1.00	11.64	11.64
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45

American Funds:
Managed
2024	17.69	19.17	1,003,910	18,246,747	1.91	0.95	1.00	13.48	13.54
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88

Blue Chip
2024	31.31	31.31	92,329	2,891,199	1.55	1.00	1.00	17.95	17.95
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60

Global
2024	62.13	62.13	23,321	1,448,869	1.55	1.00	1.00	12.55	12.55
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17

Growth
2024	268.81	268.81	17,057	4,584,956	0.33	1.00	1.00	30.31	30.31
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57

International
2024	25.58	25.58	16,565	423,777	1.02	1.00	1.00	2.13	2.13
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84

FS-104

 6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
New World
2024	30.26	32.32	17,273	551,955	1.29	0.95	1.00	5.49	5.54
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35

Growth-Income
2024	128.43	128.43	19,222	2,468,715	1.13	1.00	1.00	22.98	22.98
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42

Asset
2024	41.03	41.03	88,178	3,617,771	2.14	1.00	1.00	15.27	15.27
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34

Columbia:
Strategic
2024	5.58	5.58	27,623	154,185	4.48	1.00	1.00	3.46	3.46
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56

Emerging
2024	18.60	18.60	6,828	127,023	0.99	1.00	1.00	4.40	4.40
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84

International
2024	18.61	18.61	12,807	238,356	4.11	1.00	1.00	2.21	2.21
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74

FS-105

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Smaller-Cap
2024	34.70	34.70	8,052	279,448	-	1.00	1.00	12.52	12.52
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84

Mid Cap
2024	36.66	36.66	23,351	856,095	-	1.00	1.00	11.15	11.15
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19

High Yield
2024	9.24	9.24	39,123	361,458	5.71	1.00	1.00	5.81	5.81
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25

Large Core
2024	99.62	99.62	9,109	907,455	-	1.00	1.00	24.48	24.48
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70

Ivy:
Strategy
2024	13.85	13.85	-	-	-	1.00	1.00	4.16	4.16
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74

Balanced
2024	10.22	13.00	152,093	2,272,070	1.32	0.95	1.40	13.98	14.51
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03

FS-106

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Energy
2024	4.89	4.89	69,263	339,008	3.14	1.00	1.00	(6.54)	(6.54)
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)

Small Cap Value
2024	33.99	33.99	8,949	304,215	0.32	1.00	1.00	13.12	13.12
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96

Science
2024	77.00	77.00	34,398	2,648,676	-	1.00	1.00	29.29	29.29
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02

Mid Cap Growth
2024	23.47	23.47	25,266	592,920	-	1.00	1.00	1.18	1.18
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52

International
2024	21.71	21.71	5,623	122,073	1.31	1.00	1.00	2.75	2.75
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12

Global
2024	18.62	18.62	3,149	58,629	0.98	1.00	1.00	15.91	15.91
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38

FS-107

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
High Income
2024	4.91	4.91	39,667	194,914	6.44	1.00	1.00	5.13	5.13
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97

Janus:
Flexible
2024	13.26	13.26	23,666	313,713	4.29	1.00	1.00	0.61	0.61
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15

Putnam:
Health
2024	35.64	35.64	7,389	263,345	0.45	1.00	1.00	0.41	0.41
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12

Asset
2024	30.92	30.92	9,833	304,040	2.09	1.00	1.00	15.19	15.19
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19

Van Eck:
Gold
2024	11.16	11.16	23,450	261,643	2.95	1.00	1.00	13.27	13.27
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25

FS-108

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max

Van Eck, continued:
Hard Assets
2024	23.85	23.85	9,079	216,572	2.53	1.00	1.00	(4.06)	(4.06)
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65

FS-109

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2024	2023
Fidelity:
Equity-Income IC
Units issued	25,420	28,167
Units redeemed	(42,069)	(41,609)
Net increase(decrease)	(16,649)	(13,442)

Equity-Income SC
Units issued	5,000	7,773
Units redeemed	(7,171)	(9,288)
Net increase(decrease)	(2,171)	(1,515)

Equity-Income SC2
Units issued	100,775	107,597
Units redeemed	(114,087)	(119,413)
Net increase(decrease)	(13,312)	(11,816)

Growth IC
Units issued	8,227	8,203
Units redeemed	(17,032)	(17,276)
Net increase(decrease)	(8,805)	(9,073)

Growth SC
Units issued	1,797	1,491
Units redeemed	(5,696)	(2,227)
Net increase(decrease)	(3,899)	(736)

Growth SC2
Units issued	24,585	28,480
Units redeemed	(31,201)	(31,229)
Net increase(decrease)	(6,616)	(2,749)

High Income IC
Units issued	117,466	130,508
Units redeemed	(126,958)	(137,897)
Net increase(decrease)	(9,492)	(7,389)

High Income SC
Units issued	26,169	30,452
Units redeemed	(29,129)	(32,991)
Net increase(decrease)	(2,960)	(2,539)

FS-110

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
High Income SC2
Units issued	6,872,541	7,991,514
Units redeemed	(7,230,688)	(8,278,972)
Net increase(decrease)	(358,147)	(287,458)

Overseas IC
Units issued	22,919	28,329
Units redeemed	(32,161)	(34,540)
Net increase(decrease)	(9,242)	(6,211)

Overseas SC
Units issued	1,841	2,069
Units redeemed	(3,532)	(3,433)
Net increase(decrease)	(1,691)	(1,364)

Overseas SC2
Units issued	152,705	168,895
Units redeemed	(180,887)	(199,056)
Net increase(decrease)	(28,182)	(30,161)

Asset Mgr. IC
Units issued	6,718	7,289
Units redeemed	(22,559)	(19,764)
Net increase(decrease)	(15,841)	(12,475)

Asset Mgr. SC
Units issued	3,366	3,047
Units redeemed	(6,467)	(3,917)
Net increase(decrease)	(3,101)	(870)

Asset Mgr. SC2
Units issued	13,546	9,076
Units redeemed	(17,438)	(14,107)
Net increase(decrease)	(3,892)	(5,031)

Inv. Bond IC
Units issued	181,009	179,319
Units redeemed	(191,060)	(196,777)
Net increase(decrease)	(10,051)	(17,458)

FS-111

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Inv. Bond SC2
Units issued	9,125,398	10,096,538
Units redeemed	(9,438,145)	(10,238,608)
Net increase(decrease)	(312,747)	(142,070)

Contrafund IC
Units issued	20,876	23,453
Units redeemed	(31,377)	(37,861)
Net increase(decrease)	(10,501)	(14,408)

Contrafund SC
Units issued	2,708	4,143
Units redeemed	(10,121)	(7,855)
Net increase(decrease)	(7,413)	(3,712)

Contrafund SC2
Units issued	88,584	124,129
Units redeemed	(130,602)	(147,781)
Net increase(decrease)	(42,018)	(23,652)

Asset Mgr. Gr. IC
Units issued	3,427	5,717
Units redeemed	(6,625)	(10,274)
Net increase(decrease)	(3,198)	(4,557)

Asset Mgr. Gr. SC
Units issued	791	735
Units redeemed	(802)	(749)
Net increase(decrease)	(11)	(14)

Asset Mgr. Gr. SC2
Units issued	1,024	651
Units redeemed	(2,828)	(2,833)
Net increase(decrease)	(1,804)	(2,182)

Mid Cap SC2
Units issued	30,332	33,832
Units redeemed	(33,704)	(36,755)
Net increase(decrease)	(3,372)	(2,923)

FS-112

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Fidelity, continued:
Money Market
Units issued	69,930,995	15,561,380
Units redeemed	(31,855,166)	(17,529,540)
Net increase(decrease)	38,075,829	(1,968,160)

Money Market SC2
Units issued	788,524	554,178
Units redeemed	(1,612,680)	(1,277,910)
Net increase(decrease)	(824,156)	(723,732)

Index 500 SC2
Units issued	3,111	3,737
Units redeemed	(4,454)	(3,933)
Net increase(decrease)	(1,343)	(196)

Strategic SC2
Units issued	9,250	5,103
Units redeemed	(9,317)	(7,642)
Net increase(decrease)	(67)	(2,539)

Alger:
Balanced
Units issued	52,713	64,137
Units redeemed	(59,257)	(78,443)
Net increase(decrease)	(6,544)	(14,306)

MFS:
Utilities
Units issued	100,011	106,044
Units redeemed	(122,566)	(121,453)
Net increase(decrease)	(22,555)	(15,409)

New Discovery
Units issued	62,837	61,621
Units redeemed	(76,281)	(69,839)
Net increase(decrease)	(13,444)	(8,218)

Total Return
Units issued	56,510	52,841
Units redeemed	(56,000)	(69,192)
Net increase(decrease)	510	(16,351)

FS-113

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Growth SC
Units issued	1,633	2,861
Units redeemed	(1,868)	(2,251)
Net increase(decrease)	(235)	610

New Discovery SC
Units issued	4,895	3,203
Units redeemed	(4,070)	(3,756)
Net increase(decrease)	825	(553)

Utilities SC
Units issued	16,553	42,833
Units redeemed	(17,631)	(19,957)
Net increase(decrease)	(1,078)	22,876

Strategic
Units issued	217,104	282,116
Units redeemed	(241,619)	(262,184)
Net increase(decrease)	(24,515)	19,932

Research
Units issued	3,737,395	4,370,879
Units redeemed	(3,933,421)	(4,534,153)
Net increase(decrease)	(196,026)	(163,274)

Blended Core SC
Units issued	708	1,362
Units redeemed	(209)	(440)
Net increase(decrease)	499	922

Corporate SC
Units issued	42,010	58,663
Units redeemed	(10,360)	(7,992)
Net increase(decrease)	31,650	50,671

Government SC
Units issued	4,874	296
Units redeemed	(154)	(800)
Net increase(decrease)	4,720	(504)

FS-114

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
MFS, continued:
Growth Allocation SC
Units issued	2,773	3,543
Units redeemed	(2,322)	(1,423)
Net increase(decrease)	451	2,120

Moderate SC
Units issued	2,038	3,096
Units redeemed	(8,664)	(1,835)
Net increase(decrease)	(6,626)	1,261

Conservative SC
Units issued	752	726
Units redeemed	(3,917)	(1,115)
Net increase(decrease)	(3,165)	(389)

Blended Small Cap SC
Units issued	7,915	5,621
Units redeemed	(6,012)	(5,443)
Net increase(decrease)	1,903	178

Global Real Estate IC
Units issued	36,564	4
Units redeemed	(2,213)	(1,752)
Net increase(decrease)	34,351	(1,748)

Global Real Estate SC
Units issued	177	5,093
Units redeemed	(986)	(372)
Net increase(decrease)	(809)	4,721

Van Kampen:
Emerging Markets
Units issued	2,236,078	2,678,190
Units redeemed	(2,382,300)	(2,769,308)
Net increase(decrease)	(146,222)	(91,118)

Intl. Magnum
Units issued	63,898	78,597
Units redeemed	(68,457)	(90,070)
Net increase(decrease)	(4,559)	(11,473)

FS-115

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Van Kampen, continued:
Global II
Units issued	2,029	1,997
Units redeemed	(4,567)	(2,146)
Net increase(decrease)	(2,538)	(149)

Calvert:
Balanced
Units issued	204,478	185,733
Units redeemed	(248,244)	(273,218)
Net increase(decrease)	(43,766)	(87,485)

Mid Cap
Units issued	-	-
Units redeemed	(2,409)	(1,019)
Net increase(decrease)	(2,409)	(1,019)

Balanced F
Units issued	48,265	383,585
Units redeemed	(101,968)	(94,100)
Net increase(decrease)	(53,703)	289,485

Lincoln:
Disciplined Core Value II
Units issued	12,925,583	-
Units redeemed	(9,022,838)	-
Net increase(decrease)	3,902,745	-

Mid Cap Value II
Units issued	1,146,339	-
Units redeemed	(748,295)	-
Net increase(decrease)	398,044	-

Disciplined Core Value SC
Units issued	208,495	-
Units redeemed	(69,166)	-
Net increase(decrease)	139,329	-

AIM:
Intl. Growth
Units issued	337,458	390,988
Units redeemed	(357,315)	(416,772)
Net increase(decrease)	(19,857)	(25,784)

FS-116

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
AIM, continued:
Global
Units issued	107,595	95,005
Units redeemed	(100,892)	(96,547)
Net increase(decrease)	6,703	(1,542)

Global Value
Units issued	91,875	97,549
Units redeemed	(97,431)	(112,055)
Net increase(decrease)	(5,556)	(14,506)

Discovery Mid Cap
Units issued	20,195	21,254
Units redeemed	(22,409)	(24,616)
Net increase(decrease)	(2,214)	(3,362)

Diversified
Units issued	15,734	19,710
Units redeemed	(17,830)	(18,751)
Net increase(decrease)	(2,096)	959

Value
Units issued	777	2,642
Units redeemed	(3,121)	(2,364)
Net increase(decrease)	(2,344)	278

Real Estate
Units issued	13,256	71,485
Units redeemed	(16,030)	(14,427)
Net increase(decrease)	(2,774)	57,058

Summit:
S&P MidCap
Units issued	1,557,217	1,920,464
Units redeemed	(1,717,946)	(2,029,097)
Net increase(decrease)	(160,729)	(108,633)

Russell Small Cap
Units issued	1,553,943	1,858,480
Units redeemed	(1,712,452)	(1,922,336)
Net increase(decrease)	(158,509)	(63,856)

FS-117

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Summit, continued:
Nasdaq-100 Index
Units issued	2,054,867	2,929,158
Units redeemed	(2,316,477)	(3,201,928)
Net increase(decrease)	(261,610)	(272,770)

EAFE Intl.
Units issued	1,033,509	1,234,337
Units redeemed	(1,088,645)	(1,293,525)
Net increase(decrease)	(55,136)	(59,188)

S&P 500
Units issued	674,164	889,993
Units redeemed	(752,821)	(958,097)
Net increase(decrease)	(78,657)	(68,104)

Barclays
Units issued	3,705,953	4,042,143
Units redeemed	(3,825,847)	(4,108,094)
Net increase(decrease)	(119,894)	(65,951)

Growth
Units issued	154,692	186,406
Units redeemed	(1,285,794)	(1,077,128)
Net increase(decrease)	(1,131,102)	(890,722)

Mod. Growth
Units issued	947,884	1,044,234
Units redeemed	(1,564,595)	(1,424,921)
Net increase(decrease)	(616,711)	(380,687)

Moderate
Units issued	7,330,257	8,659,290
Units redeemed	(8,053,867)	(9,116,654)
Net increase(decrease)	(723,610)	(457,364)

Third Avenue:
Value
Units issued	123,820	129,058
Units redeemed	(142,243)	(156,175)
Net increase(decrease)	(18,423)	(27,117)

FS-118

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Dreyfus:
MidCap
Units issued	28,378	36,694
Units redeemed	(37,460)	(41,904)
Net increase(decrease)	(9,082)	(5,210)

Small Cap
Units issued	3,109	3,614
Units redeemed	(6,133)	(3,414)
Net increase(decrease)	(3,024)	200

Scudder:
Small Mid Value
Units issued	55,918	54,139
Units redeemed	(68,472)	(58,443)
Net increase(decrease)	(12,554)	(4,304)

Thematic
Units issued	9,041	24,120
Units redeemed	(9,672)	(35,262)
Net increase(decrease)	(631)	(11,142)

Alternative
Units issued	2,798	2,619
Units redeemed	(3,442)	(3,498)
Net increase(decrease)	(644)	(879)

Neuberger Berman:
Regency
Units issued	18,584	19,917
Units redeemed	(21,005)	(22,375)
Net increase(decrease)	(2,421)	(2,458)

Intrinsic
Units issued	2,738	3,769
Units redeemed	(3,296)	(3,221)
Net increase(decrease)	(558)	548

Growth
Units issued	2,431	610
Units redeemed	(808)	(2,807)
Net increase(decrease)	1,623	(2,197)

FS-119

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
T. Rowe:
Blue Chip
Units issued	1,773,068	2,659,191
Units redeemed	(2,011,135)	(2,907,887)
Net increase(decrease)	(238,067)	(248,696)

Pimco:
Total Return
Units issued	440,738	395,225
Units redeemed	(387,595)	(402,347)
Net increase(decrease)	53,143	(7,122)

Low Duration
Units issued	1,833,148	2,020,659
Units redeemed	(1,894,159)	(2,106,327)
Net increase(decrease)	(61,011)	(85,668)

Short Term
Units issued	53,680	59,653
Units redeemed	(146,404)	(88,708)
Net increase(decrease)	(92,724)	(29,055)

Emerging
Units issued	152	972
Units redeemed	(1,339)	(2,122)
Net increase(decrease)	(1,187)	(1,150)

Low Duration Adv.
Units issued	5,928	24,283
Units redeemed	(13,118)	(21,867)
Net increase(decrease)	(7,190)	2,416

Real Return
Units issued	104,321	149,556
Units redeemed	(64,279)	(52,617)
Net increase(decrease)	40,042	96,939

Commodity
Units issued	-	1,103
Units redeemed	(3,137)	(5,964)
Net increase(decrease)	(3,137)	(4,861)

FS-120

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ibbotson:
Balanced
Units issued	6,309	9,032
Units redeemed	(12,444)	(9,880)
Net increase(decrease)	(6,135)	(848)

Growth
Units issued	5,667	8,280
Units redeemed	(9,383)	(6,197)
Net increase(decrease)	(3,716)	2,083

Income
Units issued	7,749	14,141
Units redeemed	(8,693)	(23,643)
Net increase(decrease)	(944)	(9,502)

Franklin Templeton:
Global Bond
Units issued	6,026,076	6,254,361
Units redeemed	(6,102,306)	(6,322,931)
Net increase(decrease)	(76,230)	(68,570)

Income
Units issued	47,422	102,704
Units redeemed	(52,883)	(64,632)
Net increase(decrease)	(5,461)	38,072

Global Discovery
Units issued	3,393	2,587
Units redeemed	(3,200)	(2,079)
Net increase(decrease)	193	508

Small Cap
Units issued	1,533	513
Units redeemed	(3,063)	(1,756)
Net increase(decrease)	(1,530)	(1,243)

Foreign
Units issued	7,023	42,963
Units redeemed	(19,803)	(6,940)
Net increase(decrease)	(12,780)	36,023

FS-121

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
AllianceBernstein:
Growth and Income
Units issued	5,198	8,742
Units redeemed	(5,939)	(8,313)
Net increase(decrease)	(741)	429

American Funds:
Managed
Units issued	457,156	505,727
Units redeemed	(1,116,087)	(987,513)
Net increase(decrease)	(658,931)	(481,786)

Blue Chip
Units issued	25,838	23,827
Units redeemed	(34,706)	(32,244)
Net increase(decrease)	(8,868)	(8,417)

Global
Units issued	5,353	4,510
Units redeemed	(5,315)	(5,069)
Net increase(decrease)	38	(559)

Growth
Units issued	2,195	4,808
Units redeemed	(3,401)	(2,899)
Net increase(decrease)	(1,206)	1,909

International
Units issued	278	3,109
Units redeemed	(6,266)	(6,387)
Net increase(decrease)	(5,988)	(3,278)

New World
Units issued	19,089	17,578
Units redeemed	(25,903)	(13,085)
Net increase(decrease)	(6,814)	4,493

Growth-Income
Units issued	4,812	7,718
Units redeemed	(5,447)	(4,706)
Net increase(decrease)	(635)	3,012

FS-122

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
American Funds, continued:
Asset
Units issued	5,891	13,804
Units redeemed	(12,466)	(19,016)
Net increase(decrease)	(6,575)	(5,212)

Columbia:
Strategic
Units issued	17,118	27,747
Units redeemed	(29,657)	(21,597)
Net increase(decrease)	(12,539)	6,150

Emerging
Units issued	1,024	265
Units redeemed	(680)	(128)
Net increase(decrease)	344	137

International
Units issued	83	27
Units redeemed	(8)	(10)
Net increase(decrease)	75	17

Smaller-Cap
Units issued	609	1,871
Units redeemed	(1,005)	(1,134)
Net increase(decrease)	(396)	737

Mid Cap
Units issued	7,840	10,048
Units redeemed	(10,128)	(6,574)
Net increase(decrease)	(2,288)	3,474

High Yield
Units issued	13,529	14,205
Units redeemed	(16,015)	(13,782)
Net increase(decrease)	(2,486)	423

Large Core
Units issued	1,630	4,313
Units redeemed	(2,449)	(4,269)
Net increase(decrease)	(819)	44

FS-123

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ivy:
Strategy
Units issued	-	-
Units redeemed	(558)	-
Net increase(decrease)	(558)	-

Balanced
Units issued	69,882	222,095
Units redeemed	(90,982)	(172,437)
Net increase(decrease)	(21,100)	49,658

Energy
Units issued	42,118	58,333
Units redeemed	(64,478)	(50,566)
Net increase(decrease)	(22,360)	7,767

Small Cap Value
Units issued	3,276	1,765
Units redeemed	(5,990)	(2,122)
Net increase(decrease)	(2,714)	(357)

Science
Units issued	10,283	10,014
Units redeemed	(7,016)	(9,021)
Net increase(decrease)	3,267	993

Mid Cap Growth
Units issued	5,014	5,607
Units redeemed	(10,649)	(4,267)
Net increase(decrease)	(5,635)	1,340

International
Units issued	1,208	2,941
Units redeemed	(3,707)	(2,949)
Net increase(decrease)	(2,499)	(8)

Global
Units issued	6,265	8,120
Units redeemed	(9,465)	(7,068)
Net increase(decrease)	(3,200)	1,052

FS-124

7. CHANGES IN UNITS OUTSTANDING, continued

	2024	2023
Ivy, continued:
High Income
Units issued	224	229
Units redeemed	(1,722)	(5,356)
Net increase(decrease)	(1,498)	(5,127)

Janus:
Flexible
Units issued	14,795	10,230
Units redeemed	(14,335)	(13,565)
Net increase(decrease)	460	(3,335)

Putnam:
Health
Units issued	1,448	1,484
Units redeemed	(1,271)	(3,459)
Net increase(decrease)	177	(1,975)

Asset
Units issued	11	20
Units redeemed	(162)	(283)
Net increase(decrease)	(151)	(263)

Van Eck:
Gold
Units issued	6,979	13,811
Units redeemed	(7,396)	(11,061)
Net increase(decrease)	(417)	2,750

Hard Assets
Units issued	2,984	2,693
Units redeemed	(2,877)	(2,734)
Net increase(decrease)	107	(41)

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2024 AND 2023 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2024

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2024

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2024 and 2023, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles

1

generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 28, 2025

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2024	2023
Bonds	$ 12,109,742	$ 11,364,738
Preferred stocks	2,828	5,426
Common stocks	483,188	505,230
Mortgage loans	2,300,251	2,197,964
Real estate:
Properties occupied by the company	38,470	37,427
Properties held for the production of income	4,732	4,666
Cash, cash equivalents, and short-term investments	201,163	156,881
Loans on insurance contracts	851,561	734,995
Other investments	1,495,017	1,279,668
Total Cash and Invested Assets	17,486,952	16,286,995

Investment income due and accrued	145,519	133,078
Deferred and uncollected premiums	109,647	116,737
Federal income tax recoverable	3,032	—
Net deferred income tax asset	125,426	116,402
Funds held under coinsurance - affiliate	33,945	37,096
Other admitted assets	138,472	147,578
Separate account assets	10,756,291	10,379,450
Total Admitted Assets	$ 28,799,284	$ 27,217,336

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 13,684,723	$ 12,544,439
Deposit-type funds	1,192,888	1,170,436
Reserves for unpaid claims	153,824	141,720
Dividends payable to policyholders	28,994	25,603
Interest maintenance reserve	48,625	55,841
Accrued commissions, expenses and insurance taxes	152,753	145,356
Federal income taxes payable	—	28,255
Asset valuation reserve	354,449	336,910
Other liabilities	545,291	464,163
Separate account liabilities	10,756,291	10,379,450
Total Liabilities	26,917,838	25,292,173

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,984	49,976
Unassigned surplus	1,397,513	1,441,238
Total Capital and Surplus	1,881,446	1,925,163
Total Liabilities, Capital and Surplus	$ 28,799,284	$ 27,217,336

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
Premiums and Other Revenue
Premiums, net	$ 4,210,410	$ 3,779,855	$ 3,552,816
Net investment income	806,210	622,185	513,947
Commissions and expense allowances on reinsurance ceded	34,784	33,566	30,695
Modco reinsurance adjustment – affiliate	9,968	11,843	(38,186)
Income from fees associated with separate accounts	69,115	63,552	65,818
Miscellaneous income	55,982	62,673	47,868
Total Premiums and Other Revenue	5,186,469	4,573,674	4,172,958

Expenses
Benefits to policyholders	4,038,081	3,358,782	3,054,105
Change in reserves for life, accident and health policies	1,135,517	636,666	513,353
Commissions	372,384	318,711	283,469
General insurance expenses	587,818	589,251	523,108
Taxes, licenses and fees	67,561	59,330	56,276
Net transfers from separate accounts	(951,350)	(487,201)	(363,372)
Total Expenses	5,250,011	4,475,539	4,066,939

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(63,542)	98,135	106,019
Dividends to policyholders	30,907	25,630	22,473
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	(94,449)	72,505	83,546
Federal income tax expense (benefit)	(16,252)	31,114	(143)
Gain (Loss) from Operations before Net Realized Capital Gains	(78,197)	41,391	83,689
Net realized capital gains, net of taxes	44,770	32,387	18,027
Net Income (Loss)	(33,427)	73,778	101,716

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	23,633	50,539	(134,296)
Change in net deferred income taxes	29,059	65,216	11,944
Change in nonadmitted assets	(41,149)	(50,383)	(57,361)
Change in asset valuation reserve	(17,539)	(72,433)	30,678
Change in liability for reinsurance in unauthorized companies	—	—	12
Change in unrecognized actuarial losses on pension, net of tax	(37)	(250)	4,730
Amortization of reinsurance gain, net of tax (Note 14)	(4,266)	(3,954)	(3,377)
Dissolution of subsidiary (Note 2)	—	(95,745)	(31,756)
Cumulative effect of change in accounting principle (Note 1)	—	58,822	—
Net Change in Capital and Surplus	(43,717)	25,599	(77,701)

Capital and Surplus at the Beginning of the Year	1,925,163	1,899,564	1,977,265
Capital and Surplus at the End of Year	$ 1,881,446	$ 1,925,163	$ 1,899,564

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2024	2023	2022
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 4,236,530	$ 3,783,194	$ 3,507,642
Net investment income received	801,523	620,675	525,537
Miscellaneous income	160,112	160,206	145,009
Benefits paid to policyholders	(4,010,542)	(3,377,550)	(3,025,211)
Net transfers from separate accounts	959,589	490,322	362,578
Commissions, expenses and taxes paid	(1,021,655)	(945,340)	(896,024)
Dividends paid to policyholders	(27,516)	(23,832)	(24,820)
Federal income taxes received (paid)	(27,086)	(17,142)	1,865
Net Cash from Operating Activities	1,070,955	690,533	596,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,665,850	1,300,512	1,727,175
Cost of investments acquired	(2,609,281)	(1,605,951)	(2,681,198)
Net change in loans on insurance contracts	(119,637)	(118,593)	(75,171)
Net Cash from Investing Activities	(1,063,068)	(424,032)	(1,029,194)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	22,451	(417)	180,346
Proceeds from borrowings	107	167,500	95,000
Redemptions of borrowings	—	(262,500)	—
Other miscellaneous, net	13,837	(56,338)	12,833
Net Cash from Financing and Miscellaneous Activities	36,395	(151,755)	288,179

Net Change in Cash, Cash Equivalents and Short-Term Investments	44,282	114,746	(144,439)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	156,881	42,135	186,574

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 201,163	$ 156,881	$ 42,135

Non-cash transactions from operating, investing and financing activities:
Recognized commitments for low income housing investments (Note 3)	$ 2,932	$ 18,069	$ 15,000
Exchanges of bonds and stocks	41,833	16,375	35,502
Bonds converted to stocks	5,161	—	—
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	(3,296)	375
Disposal of investment from dissolution of subsidiary (Note 2)	—	(92,609)	(95)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

Effective October 1, 2023, Select Benefits Group, LLC, a third-party administrator (TPA) for dental and vision plans, was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations as the revenues or expected gross profits are recognized or in proportion to policy face amount.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on the Company’s own experience and assumptions such as morbidity, mortality, lapse, and interest rates.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are reported at fair value, excluding investments in stocks of insurance subsidiaries and Federal Home Loan Bank (FHLB) common stock. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $102,398 and $93,405 at December 31, 2024 and 2023, respectively. The FHLB common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $11,388 during the year ended December 31, 2025. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the amount of borrowing over the carrying value of real estate property was $2,899 and $2,789, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2024	2023
AIC	$ 14,266	$ 12,018
VCA [1]	524	476
AAS [1]	402	266
Total	$ 15,192	$ 12,760

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments on other investments of $1,000, $3,256, and $1,633 were recorded as realized losses during 2024, 2023, and 2022, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2024, the notional amount of the Equity and Treasury futures contracts bought by the Company was $144,100, and the notional amount of the Equity and Treasury futures contracts sold was $144,346. At December 31, 2023, the notional amount of the Equity and Treasury futures contracts bought was $200,300 and the notional amount of the Equity and Treasury futures contracts sold was $199,206.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2024 and 2023 was $22,780 and $26,657, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 24, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through June 18, 2026. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2024 and 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $10,000 and $0, which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. The Company had $4,981 and $0 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2024 and 2023, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 3,712,055	$ 3,070,551	$ 202,246	$ 232,186
OTC index call option contracts written - gross liability	1,411,000	1,352,371	(86,294)	(123,527)
Exchange traded index call option contracts owned	2,079,595	1,157,176	273,603	167,068
Foreign currency swaps - gross liability	22,321	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	178,474	—	11,461	—
Foreign currency swaps - gross liability	39,728	—	(1,920)	—

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2024	2023	2024	2023
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 2,001,383	$ 1,166,883	$ 145,709	$ 110,820
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	—	158,753	—	1,651
14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2024	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 32,236	$ (15,207)	$ (25,586)
Exchange traded index call option contracts - closed	32,276	6,913	(20,651)
Equity put option contracts - closed	(80)	(16)	784
Futures contracts - closed	(19,020)	(36,224)	(41,108)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	1,172	—
Foreign currency swaps - open	2,655	—	938
Total recognized in net investment income	$ 48,067	$ (43,362)	$ (85,623)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ (15,988)	$ 37,212	$ (40,835)
Exchange traded index call option contracts - open	19,200	30,723	(29,296)
Futures contracts - open	(8,508)	8,028	3,886
Foreign currency swaps - open	(664)	—	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	10,379	2,832	4,880
Total recognized in change in unrealized gains (losses)	$ 4,419	$ 78,795	$ (61,365)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2024 and 2023.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $272,682 and $231,533 at December 31, 2024 and 2023, respectively.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $14,523 and $13,111 less accumulated depreciation of $12,202 and $10,678 at December 31, 2024 and 2023, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,285, $8,098, and $5,379, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2024, 2023, and 2022 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,397,605 or 17.8% and $12,296,748 or 10.5% of the individual life policies in force as of December 31, 2024 and 2023, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,780, $9,711, and $9,977 for 2024, 2023, and 2022, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2024 and 2023.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years 2018 through 2020 and years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar Retirement Services, Inc., a defined contribution and defined benefit plans recordkeeper and third-party administrator, was merged into the Company with net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012
19

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

The amortized cost of bonds was reduced by $8,728 and increased by $1,652 at December 31, 2024 and December 31, 2023, respectively, as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,109,742 and $11,364,738, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2024 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 252,532	$ 251,160
Due after one year through five years	1,736,642	1,694,954
Due after five years through ten years	2,791,103	2,642,140
Due after ten years	7,152,889	6,335,231
Bonds with multiple repayment dates	185,304	169,527
Total bonds	$ 12,118,470	$ 11,093,012

Proceeds from the sales of bonds were $388,956, $308,442, and $588,433 for the years ended December 31, 2024, 2023, and 2022, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2024	2023	2022
Bonds:
Gross realized capital gains on sales	$ 12,380	$ 7,070	$ 12,908
Gross realized capital losses on sales	(10,149)	(9,335)	(4,606)
Net realized capital gains (losses) on sales	2,231	(2,265)	8,302
Other, including impairments and net gain on dispositions other than sales	(2,880)	(5,148)	(641)
Total bonds	(649)	(7,413)	7,661
Preferred stocks	272	(618)	—
Common stocks	47,308	33,983	3,221
Mortgage loans	(296)	(2,040)	110
Real estate	379	2,285	55
Other investments	10,371	12,092	20,424
Realized capital gains before federal income taxes and transfer to IMR	57,385	38,289	31,471
Realized capital gains (losses) transferred to IMR	714	(2,708)	8,726
Federal income tax expense	11,901	8,610	4,718
Net realized capital gains	$ 44,770	$ 32,387	$ 18,027

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $852,634 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $22,970 and $25,360 in stock was owned at December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any FHLB membership stock eligible for redemption.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2024	2023
Membership stock - class A	$ 397	$ 326
Membership stock - class B	21,928	24,339
Excess stock	645	695
Aggregate total	$ 22,970	$ 25,360
Actual borrowing capacity as determined by the insurer	$ 852,634	$ 842,353

As of December 31, 2024 and 2023, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,290,524 and $1,307,617 of bonds and mortgage loans pledged as collateral at December 31, 2024 and 2023, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,681 and $702,943 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023, respectively.

21

NOTE 3 - INVESTMENTS, (continued)

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,166,792	$ 1,189,376
Carrying value	1,290,524	1,307,617
Aggregate total borrowing - funding agreements	700,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2024	2023
Fair value	$ 1,386,123	$ 1,214,466
Carrying value	1,436,940	1,354,135
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	—	117,500

There are prepayment penalties on the Company's funding agreements.

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2024
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 22,970	$ 25,360	$ (2,390)	$ —	$ 22,970	0.079%	0.080%
Bonds on deposit with states	144,792	145,050	(258)	—	144,792	0.498%	0.503%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,290,524	1,307,617	(17,093)	—	1,290,524	4.439%	4.481%
Pledged as collateral not captured in other categories:
Derivatives	27,761	26,657	1,104	—	27,761	0.095%	0.096%
Other restricted assets:
Policy loans reinsurance assumed	107,429	109,179	(1,750)	—	107,429	0.370%	0.373%
Bonds and short-term investments reinsurance assumed *	886,156	937,979	(51,823)	—	886,156	3.048%	3.077%
Total restricted assets	$ 2,479,632	$ 2,551,842	$ (72,210)	$ —	$ 2,479,632	8.529%	8.610%
22

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:			0
Policy loans reinsurance assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term investments reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

* Includes investment income due and accrued

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

23

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

The unrealized losses related to bonds in 2024 and 2023 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2024, 2023, and 2022.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2024 and 2023, bonds at book/adjusted carrying value totaling $436,189 and $468,893, respectively, (3.5% and 4.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2024, 2023, and 2022, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,059, $5,122, and $1,841 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2024 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2024
Present value of cash flows	$ 4,525	$ 1,623	$ —	$ 2,902
December 31, 2024
Present value of cash flows	$ 24	$ 24	$ —	$ —
24

NOTE 3 - INVESTMENTS, (continued)

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2024

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
59111RAA0	$ 4,525	$ 2,902	$ 1,623	$ 2,902	$ 2,902
05948XUH2	$ 20	$ —	$ 20	$ —	$ —
337925BQ3	$ 4	$ —	$ 4	$ —	$ —
Total	XXX	XXX	$ 1,647	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2024	2023
DSCR distribution
Below 1.0	$ 72,947	$ 76,167
1.0 - 1.2	147,689	178,633
1.2 - 1.5	398,826	371,247
Greater than 1.5	1,669,985	1,559,250
Total	$ 2,289,447	$ 2,185,297

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2024	2023
Loan to value
Below 60%	$ 8,786	$ 10,558
60-75%	2,018	2,109
Total	$ 10,804	$ 12,667

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2024	2023
Recorded investment (all)
Current	$ 2,292,386	$ 2,197,964
30-59 days past due	—	—
60-89 days past due	2,469	—
90-179 days past due	—	—
180+ days past due	5,396	—
Accruing Interest 180+ Days Past Due
Recorded investment	5,396	—
Interest accrued	124	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	312	568

At December 31, 2024, the average size of an individual commercial mortgage loan was $2,700. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2024, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 2.85% for commercial mortgage loans.

In 2024 and 2023, the Company had 91 and 44, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.99%, respectively, and 4.55% and 4.50%, respectively, totaling $335,896 and $158,851, respectively. Commercial mortgage loans are evaluated individually for impairment. At December 31, 2024, the Company had impairments for commercial mortgage loans of $295 and interest income on impaired mortgage loans of $124. The Company had no investment in impaired loans with an allowance for credit losses as of December 31, 2024 and 2023. There were no mortgage loans derecognized as a result of foreclosure during 2024 or 2023.

Real Estate

There was 1 commercial real estate sale with total gain recognized of $379 for the year ended December 31, 2024. There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no commercial real estate properties classified as held for sale for the years ended December 31, 2024 and December 31, 2023.

26

NOTE 3 - INVESTMENTS, (continued)

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2024 and 2023. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 11 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2024 and 2023, the Company recognized $11,214 and $10,474, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $70,877 and $77,319 and in other liabilities was $23,498 and $34,500 for the years ended December 31, 2024 and 2023, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,587, $4,177, $898, $117, and $314 in 2025, 2026, 2027, 2028, and 2029, respectively, and $1,405 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2024 and 2023. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2024 and 2023.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2024			December 31, 2023
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 202,246	$ 86,294	$ 115,952	$ 232,186	$ 123,527	$ 108,659
Derivatives - foreign currency swaps	11,461	2,584	8,877	2,961	2,961	—

Liabilities:
Derivatives - call options	$ 86,294	$ 86,294	$ —	$ 123,527	$ 123,527	$ —
Derivatives - foreign currency swaps	2,584	2,584	—	4,612	2,961	1,651

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2024	2023	2022
Income:
Bonds	$ 556,609	$ 499,408	$ 419,734
Preferred stocks	166	490	586
Common stocks	9,885	8,382	7,427
Mortgage loans	104,896	98,441	104,071
Real estate[1]	11,175	14,261	14,515
Loans on insurance contracts	39,226	33,583	28,034
Short-term investments	6,936	3,385	763
Derivatives	48,067	(43,362)	(85,623)
Other investments	77,269	50,021	64,070
Amortization of interest maintenance reserve	7,780	9,711	9,977
Gross investment income	862,009	674,320	563,554
Total investment expenses	55,799	52,135	49,607
Net investment income	$ 806,210	$ 622,185	$ 513,947

1Includes amounts for the occupancy of company-owned property of $5,647, $8,302, and $8,541 in 2024, 2023, and 2022, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2024 and 2023, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 16 and 9, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $1,981 and $721, respectively.

At December 31, 2024 and 2023, the Company had $950 and $975 of aggregate unaffiliated collateral loans secured by collateral that did not qualify as an investment, of which $602 and $613 was nonadmitted, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

28

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Industrial and miscellaneous	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2024. The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2024 and 2023.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Loans on insurance contracts	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Separate account liabilities	—	10,756,291	—	—	—	10,756,291
Total financial liabilities	$ 1,339,553	$ 12,097,847	$ 145,709	$ —	$ 1,193,844	$ 10,756,291
31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, carrying amount approximates fair value, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

32

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities within Other investments are classified as Level 1 securities as the fair values are based on quoted prices in active markets. The fair values for bonds within Other investments are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Other investments priced based on observable market information for similar assets are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(liability)	$ 208,380	$ (82,954)	$ 125,426

33

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(net deferred tax liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The changes in the components of the net deferred tax asset/(liability) from December 31, 2023 to December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 32,941	$ (1,317)	$ 31,624
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	32,941	(1,317)	31,624
Deferred tax assets nonadmitted	16,675	—	16,675
Subtotal net admitted deferred tax assets	16,266	(1,317)	14,949
Deferred tax liabilities	(4,189)	10,114	5,925
Net admitted deferred tax assets/(net deferred tax liability)	$ 20,455	$ (11,431)	$ 9,024

34

NOTE 4 - INCOME TAXES, (continued)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	9,024	—	9,024
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	9,024	—	9,024
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	(7,894)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	7,242	(1,317)	5,925
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 16,266	$ (1,317)	$ 14,949

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2024	2023
Ratio percentage used to determine recovery period and
threshold limitation above	841%	916%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,753,699	$ 1,806,328

There were no tax planning strategies utilized as of December 31, 2024 or 2023.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2024	2023	2022
Federal	$ (16,252)	$ 31,114	$ (143)
Federal income tax on net capital gains	12,051	8,041	6,550
Federal income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
35

NOTE 4 - INCOME TAXES, (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 157	$ 165	$ 158	$ (8)	$ 7
Unearned premium reserve	523	505	518	18	(13)
Policyholder reserves	134,578	111,591	100,279	22,987	11,312
Investments	8,166	7,877	10,596	289	(2,719)
Deferred acquisition costs	94,942	88,273	82,402	6,669	5,871
Policyholder dividends accrual	2,145	1,632	1,154	513	478
Fixed assets	9,891	11,241	6	(1,350)	11,235
Compensation and benefits accrual	25,898	25,789	25,224	109	565
Receivables - nonadmitted	35,046	29,906	20,859	5,140	9,047
Net operating loss carry-forward	208	225	242	(17)	(17)
Intangible Amortization	25,522	28,309	15,446	(2,787)	12,863
Other (including items <5% of total
ordinary tax assets)	11,481	10,103	14,025	1,378	(3,922)
Subtotal	348,557	315,616	270,909	32,941	44,707
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	105,799	89,124	81,820	16,675	7,304
Admitted ordinary deferred tax assets	$ 242,758	$ 226,492	$ 189,089	$ 16,266	$ 37,403

Capital
Investments	$ 435	$ 1,272	$ 452	$ (837)	$ 820
Real Estate	2,313	2,793	1,994	(480)	799
Other (including items <5% of total
ordinary tax assets)	—	—	108	—	(108)
Subtotal	2,748	4,065	2,554	(1,317)	1,511
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	2,748	4,065	2,554	(1,317)	1,511
Admitted deferred tax assets	$ 245,506	$ 230,557	$ 191,643	$ 14,949	$ 38,914

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2024	2023	2022	from 2023	from 2022
Deferred tax liabilities:
Ordinary
Investments	$ 4,790	$ 3,171	$ 2,432	$ 1,619	$ 739
Fixed assets	818	2,042	2,285	(1,224)	(243)
Deferred and uncollected premium	15,297	17,372	17,433	(2,075)	(61)
Policyholder reserves	3,509	6,588	10,254	(3,079)	(3,666)
Unearned commissions	9,820	9,251	6,520	569	2,731
Other (including items <5% of total
ordinary tax liabilities)	144	143	143	1	—
Subtotal	34,378	38,567	39,067	(4,189)	(500)

Capital
Investments	$ 84,427	$ 74,312	$ 55,091	$ 10,115	$ 19,221
Real estate	1,275	1,276	723	(1)	553
Subtotal	$ 85,702	$ 75,588	$ 55,814	$ 10,114	$ 19,774

Deferred tax liabilities	$ 120,080	$ 114,155	$ 94,881	$ 5,925	$ 19,274

Net deferred tax assets	$ 125,426	$ 116,402	$ 96,762	$ 9,024	$ 19,640

The change in the net admitted deferred tax assets was $9,024, $19,640 and $8,418 for the years ended December 31, 2024, 2023, and 2022, respectively. The change in nonadmitted deferred tax assets of $16,675, $7,304, and $36,869 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2024, 2023, and 2022, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

37

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2024, 2023, and 2022 were as follows:

	2024	2023	2022
Net gain (loss) from operations before income taxes	$ (94,449)	$ 72,505	$ 83,546
Net realized capital gains before income taxes	57,385	38,289	31,471
Deferred reinsurance loss, net	(4,266)	(3,954)	(3,377)
Change in unauthorized reinsurance	—	—	12
Total pre-tax statutory income (loss)	(41,330)	106,840	111,652
Change in nonadmitted assets	(24,475)	(43,079)	(20,491)
IMR amortization	(7,780)	(9,711)	(9,977)
Tax-exempt income	(25,301)	(22,687)	(25,308)
Adjustment to prior year deferreds	(1,217)	3,083	—
Dissolution of subsidiary	—	(92,822)	(35,134)
Non-deductible expense	4,251	4,884	3,001
Other	(1,117)	(408)	4,006
Subtotal	(96,969)	(53,900)	27,749
Statutory tax rate	0.21	0.21	0.21
Subtotal	(20,364)	(11,319)	5,827
Adjustment to prior year deferred income tax	—	(2,923)	—
Tax credits	(12,896)	(11,819)	(11,364)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

Federal and foreign income tax incurred/(recovered)	$ (4,201)	$ 39,155	$ 6,407
Change in deferred income tax	(29,059)	(65,216)	(11,944)
Total statutory income taxes	$ (33,260)	$ (26,061)	$ (5,537)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2024, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 990	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $9,928, $14,604, and $15,512, for the tax years 2024, 2023, and 2022, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2024 and 2023.

38

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2024, 2023, and 2022.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $20,984, $21,305, and $22,281, for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2024 and 2023, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2024	2023
Ameritas Holding Company	$ (7,161)	$ (5,247)
Ameritas Life Insurance Corp. of New York	(329)	2,927
Ameritas Investment Company, LLC	877	725
Ameritas Investment Partners, Inc.	3,020	2,012
Ameritas Advisory Services, LLC	878	491
Total	$ (2,715)	$ 908

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $7,863 and $2,829 for the years ended December 31, 2024 and 2023, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $21,855, $20,712, and $19,631 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2024	2023	2022
Benefit obligation at beginning of year	$ 31,776	$ 34,365	$ 44,138
Interest cost	1,560	1,763	1,082
Actuarial loss	(372)	(84)	(6,145)
Benefits paid	(3,724)	(4,268)	(4,710)
Benefit obligation at end of year	$ 29,240	$ 31,776	$ 34,365
39

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2024	2023	2022
Reporting entity contribution	3,724	4,268	4,710
Benefits paid	(3,724)	(4,268)	(4,710)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2024	2023	2022
Components:
Accrued benefit costs	$ 31,465	$ 34,049	$ 36,953
Liability (asset) for pension benefits	(2,225)	(2,273)	(2,588)
Assets and liabilities recognized:
Liabilities recognized	29,240	31,776	34,365
Unrecognized liabilities (assets)	(2,225)	(2,273)	(2,588)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Interest cost	1,560	1,763	1,082
Amount of recognized gains	(420)	(399)	(158)
Total net periodic benefit cost	$ 1,140	$ 1,364	$ 924

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2024	2023	2022
Items not yet recognized as a component of net periodic cost - prior year	$ (2,273)	$ (2,588)	$ 3,399
Net loss arising during the period	(372)	(84)	(6,145)
Net gain recognized	420	399	158
Items not yet recognized as a component of net
periodic cost - current year	$ (2,225)	$ (2,273)	$ (2,588)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2024	2023	2022
Net recognized losses	$ (2,225)	$ (2,273)	$ (2,588)

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

	Pension Benefits
	2024	2023	2022
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	NA	1.81%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.28%	5.43%	3.08%
Rate of compensation increase	NA	NA	N/A

Future expected pension benefit payments are as follows:

Year	Amount
2025	$ 3,677
2026	3,569
2027	3,459
2028	3,348
2029	3,235
2030-2034	14,415

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2024	2023
Accumulated benefit obligation	$ 29,239	$ 31,776
Projected benefit obligation (PBO)	$ 29,239	$ 31,776
Funded status (PBO - Plan assets)	$ 29,239	$ 31,776

Unrecognized items:
Unrecognized gains, net of tax	$ (1,758)	$ (1,795)
Total unrecognized items, net of tax	$ (1,758)	$ (1,795)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The expense for the Plan was entirely paid by AHC and then allocated accordingly.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $19,027, $18,281, and $16,954 in 2024, 2023, and 2022, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

41

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $187,895 in dividends in 2025, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2024, 2023, or 2022.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2024	2023	2022
Unrealized capital gains, net of taxes	$ 110,958	$ 87,325	$ 36,786
Nonadmitted asset values	(272,682)	(231,533)	(181,150)
Asset valuation reserve	(354,449)	(336,910)	(264,477)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2024, 2023, and 2022 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,984 and $49,976 at December 31, 2024 and 2023, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2024 is $114,766. There has been no principal paid during the life of the Notes as of December 31, 2024. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2024, the Company had outstanding agreements to fund mortgages totaling $88,418. In addition at December 31, 2024, the Company has committed to invest $389,674 in equity-type limited partnerships and $180,058 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2024 and 2023, the Company had FHLB lines of credit available up to $151,725 and $141,900, respectively. The Company had no outstanding balance as of December 31, 2024 and 2023 related to these lines of credit.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2024, 2023, and 2022, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,989 and $4,540 at December 31, 2024 and 2023, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2024 and 2023, the Company had a related receivable of $4,332 and $3,514, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

42

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2024 and 2023 are as follows:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,844	$ 4,179
Decreases during the year
Premium tax offset applied	(397)	(425)
	(397)	(425)
Increases during the year
Estimated premium tax offset	818	923
Assessments paid	3,577	167
	4,395	1,090
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 8,842	$ 4,844

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2024 and 2023.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2024 and 2023.

Uncollectibility of Assets

The Company had admitted assets of $14,406 and $19,380 at December 31, 2024 and 2023, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

43

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2024	2023	2022
Gross reimbursement for medical cost incurred	$ 227,572	$ 212,227	$ 183,245
Other income or expenses (including interest paid to or received from plans)	23,732	24,431	17,282
Gross expenses incurred (claims and administrative)	251,304	236,658	200,527

Net gain (loss) from operations	$ 1,249	$ (106)	$ 3,587

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,447, $3,162, and $3,229 in 2024, 2023, and 2022, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2024:

Calendar Year	Amount
2025	2,619
2026	2,319
2027	2,050
2028	1,722
2029	840
2030 and thereafter	300
Total	$ 9,850

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $552,348, $342,707, and $169,606 for the years ended December 31, 2024, 2023, and 2022, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $119,830, $115,530, and $107,487 for the years ended December 31, 2024, 2023, and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $830,868, $613,333, and $422,300 for the years ended December 31, 2024, 2023, and 2022, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $127,093 and $135,269 and cash of $9,919 and $1,992 at December 31, 2024 and 2023, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

44

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2024 and through March 28, 2025, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,302 and $5,217 recoverable at December 31, 2024 and 2023 as an estimate of settlement from the reinsurer's estate. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums, for the years ended December 31, 2024 and 2023.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2024	2023	2022
Assumed	$ 96,572	$ 108,381	$ 107,822
Ceded	(296,232)	(286,288)	(228,462)
Reinsurance premiums, net	$ (199,660)	$ (177,907)	$ (120,640)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2024, 2023, and 2022.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement no longer covers policies sold on or after July 1, 2024.  Amortization of $4,266 and $3,954, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2024 and 2023, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

45

NOTE 14 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2024 and 2023, invested assets of $896,696 and $937,979, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.1% and 3.4% of the Company’s admitted assets at December 31, 2024 and 2023, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2024	2023	2022
Total reserve for unpaid claims at January 1	$ 373,034	$ 356,953	$ 345,354
Less reinsurance assumed	(16,234)	(16,244)	(18,121)
Plus reinsurance ceded	202,128	192,807	189,189
Direct balance	558,928	533,516	516,422

Incurred related to:
Current year	920,602	831,876	793,236
Prior year	(3,346)	(4,967)	(13,600)
Total incurred	917,256	826,909	779,636

Paid related to:
Current year	782,116	699,500	664,184
Prior year	105,350	101,997	98,358
Total paid	887,466	801,497	762,542

Direct balance	588,718	558,928	533,516
Plus reinsurance assumed	14,918	16,234	16,244
Less reinsurance ceded	(216,426)	(202,128)	(192,807)
Total reserve for unpaid claims at December 31	$ 387,210	$ 373,034	$ 356,953

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,346, $4,967, and $13,600 for the years ended December 31, 2024, 2023, and 2022, respectively. During 2024 and 2023, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. During 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for both group dental and disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2024.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2024	2023	2022
Paid assumed reinsurance claims	$ 79,533	$ 80,811	$ 79,612
Incurred assumed reinsurance claims	$ 78,217	$ 80,801	$ 77,734

Paid ceded reinsurance claims	$ 33,118	$ 31,346	$ 31,761
Incurred ceded reinsurance claims	$ 47,416	$ 40,667	$ 35,379

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

46

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2024 and 2023, respectively, the Company had $1,397,738 and $1,744,932 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $23,629 and $21,958 at December 31, 2024 and 2023, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

47

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,316,848	$ 5,614,663
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,937	21,314
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,192,888	1,170,436
Subtotal	7,531,673	6,806,413
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,171,010	8,903,291
Exhibit 4, Line 9, Column 1	384,837	399,909
Subtotal	9,555,847	9,303,200
Total	$ 17,087,520	$ 16,109,613

50

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2024	2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,733,319	$ 6,373,096
Exhibit 5, Accidental Death Benefits Section, Total (net)	322	301
Exhibit 5, Disability - Active Lives Section, Total (net)	9,761	17,131
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,086	15,984
Exhibit 5, Miscellaneous Reserves Section, Total (net)	75,856	20,983
Subtotal	6,834,344	6,427,495
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,189,416	1,062,279
Subtotal	1,189,416	1,062,279
Total	$ 8,023,760	$ 7,489,774

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2024		2023
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,047	$ (462)	$ 6,570	$ 24
Ordinary renewal	$ 45,995	$ 52,586	$ 47,932	$ 56,700
Group life	$ —	$ —	$ 1	$ 1
Total	$ 51,042	$ 52,124	$ 54,503	$ 56,725

NOTE 20 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2024, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2024 and 2023, the Company’s Separate Accounts included legally insulated assets of $10,756,291 and $10,379,450, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

52

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2024	2023	2022
For the year ended December 31:
Premiums, considerations or deposits	$ 912,398	$ 992,717	$ 1,071,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,745,264	$ 10,365,479

Reserves subject to discretionary withdrawal:
At fair value	$ 10,745,264	$ 10,365,479
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,745,264	$ 10,365,479

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2024	2023	2022
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 879,909	$ 957,081	$ 1,029,159
Transfers from the separate accounts	(1,831,259)	(1,444,282)	(1,392,531)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (951,350)	$ (487,201)	$ (363,372)

53

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit Number			Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/814848/0000814848-97-000016.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-233977, filed February 26, 2020, EX.99(c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)	(A)

Form of Variable Annuity Contract, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a1compact_policy.htm

(d)	(1)	(B)

Form of Variable Annuity Contract, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4a2ne_policy.htm

(d)	(2)		Form of Policy Riders.
(d)	(2)	(A)

Enhanced Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4b_edbr.htm

(d)	(2)	(B)

Enhanced Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.B.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4b_edbr.htm

(d)	(2)	(C)

Minimum Premium Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4c_mpr.htm

(d)	(2)	(D)

Minimum Premium Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.C.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4c_mpr.htm

(d)	(2)	(E)

No Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4d_nscr.htm

Exhibit Number			Description of Exhibit
(d)	(2)	(F)

No Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4d_nscr.htm

(d)	(2)	(G)

Four-Year Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4e_4yscr.htm

(d)	(2)	(H)

Four-Year Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.E.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4e_4yscr.htm

(d)	(2)	(I)

Return of Premium Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4f_ropr.htm

(d)	(2)	(J)

Return of Premium Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.F.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4f_ropr.htm

(d)	(2)	(K)

Step-Up Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex4g_sdbr.htm

(d)	(2)	(L)

Step-Up Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.G.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4g_sdbr.htm

(d)	(2)	(M)

GLWB Rider (Waypoint Income Rider), Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h1compact_lbwr.htm

(d)	(2)	(N)

GLWB Rider (Waypoint Income Rider), Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.2.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex4h2ne_lbwr.htm

(e)	(1)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-5.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000028/ex5_app.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 11 to Registration No. 333-206889, filed April 26, 2022, EX-99.4.f2.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000023/directionva_exf2-76.htm

(g)			Reinsurance Agreements. Not applicable.
(h)			Participation Agreements.
(h)	(1)

AB Variable Products Series Fund, Inc. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.1.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a1.htm

(h)	(2)

AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

Exhibit Number		Description of Exhibit
(h)	(3)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(4)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration Statement No. 333-205138, filed February 24, 2017, Exhibit 8(a)3.

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(5)

Columbia Funds Variable Insurance Trust. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(6).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a6.htm

(h)	(6)

Columbia Funds Variable Insurance Trust I. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(7).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a7.htm

(h)	(7)

Columbia Funds Variable Series Trust II. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(8).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a8.htm

(h)	(8)

DWS Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(9)

Dreyfus. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

(h)	(10)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(11)

Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed November 12, 2008 EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(12)

Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(13)

Janus Aspen Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.12.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a12.htm

(h)	(14)

Lincoln Variable Insurance Products Trust. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. To Registration Statement No. 333-233986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(15)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(16)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for File No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

Exhibit Number		Description of Exhibit
(h)	(17)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(18)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(19)

Neuberger Berman. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for, File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(20)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(21)

Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.18.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a18.htm

(h)	(22)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(23)

VanEck. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 Initial Registration Statement for File No. 333-91670, filed July 1, 2002, EX.99.8h.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 11 to Registration No. 333-206889, filed April 26, 2022, EX-99.4.i1.

https://www.sec.gov/Archives/edgar/data/814848/000081484822000023/directionva_exi1-76.htm

(i)	(2)

Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX. 99.I(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exi1.txt

(j)		Other Material Contracts. Not applicable.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Other Opinion. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (l), filed herein.
(m)		No Financial Statements are omitted from Item 26.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectuses. Not applicable.
(p)

Power of Attorney. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Post-Effective No. 10 for File No. 333-206889, filed April 24, 2024, EX-99.J.

https://www.sec.gov/Archives/edgar/data/814848/000081484824000020/directionva_exj-48.htm

(q)		Letter Regarding Change in Certifying Accountant. Not applicable.
(r)		Historical Current Limits on Index Gains. Not applicable.

Item 28.	Directors and Officers of the Insurance Company

Name and Principal	Position and Offices
Business Address*	with Insurance Company

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Orlando R. Cruz	Senior Vice President, Retirement Plans
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Jeremy M. Robson	Senior Vice President, Wealth Management & Investment Services & AIC President
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Jennifer A. Wooster	Senior Vice President, Chief Actuary and Underwriting, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)*	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

* Ameritas Variable Separate Account VA-2 is a Registered Separate Account of Ameritas Life Insurance Corp.

Item 30.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Item 31.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Jeremy M. Robson	Director, President
Kelly J. Halverson	Director
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Managing Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$2,408,127	$0	$0	$931,356

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31A.	Information about Policies with Index-Linked Options and Fixed Options Subject to a Policy Adjustment

Not applicable. This is not an Index-Linked Annuity policy and is not subject to a Policy Adjustment.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2025.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registered Separate Account

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Insurance Company

By: /s/ Robert M. Jurgensmeier***
Director, Chair, & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2025.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(k)	Legal Opinion
(l)	Consents of Independent Auditors and Independent Registered Public Accounting Firm